                  [LOGO OF EXCELSIOR FUNDS INC. APPEARS HERE]

                                  FIXED INCOME
                                   PORTFOLIOS


                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1996

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS....................................................    1
STATEMENTS OF ASSETS AND LIABILITIES......................................    2
STATEMENTS OF OPERATIONS..................................................    4
STATEMENTS OF CHANGES IN NET ASSETS.......................................    5
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS..................    6
PORTFOLIOS OF INVESTMENTS
 Treasury Money Fund......................................................    8
 Government Money Fund....................................................    9
 Money Fund...............................................................   10
 Short-Term Government Securities Fund....................................   11
 Intermediate-Term Managed Income Fund....................................   12
 Managed Income Fund......................................................   13
NOTES TO FINANCIAL STATEMENTS.............................................   14

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . INITIAL PURCHASE AND PROSPECTUS INFORMATION AND SHAREHOLDER SERVICES 1-800-
  446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    EXCELSIOR FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, ITS PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

                            LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Shareholder:

  As we close out our tenth anniversary year for the funds, we continue to seek new opportunities to expand and improve our product offerings in response to your investment needs. To this end, there have been some recent developments which should be of interest to you and which I believe will further enhance our fund family.

  Our new alliance with the Excelsior Institutional Funds has enabled us to offer two new funds. The Excelsior Institutional Optimum Growth Fund and Institutional Value Equity Fund are both available to individual investors via a second class of shares, Trust Shares. The Optimum Growth Fund combines a mid- to large- capitalization growth strategy with a quantitative analysis in the selection of complimentary securities from the Russell 1000 universe. The Value Equity Fund applies a strict value-oriented philosophy to stock selection and is managed by David Williams of U. S. Trust Company of New York, who also manages the Excelsior Business & Industrial Restructuring Fund. In addition to these funds, we now offer the California Tax-Exempt Income Fund. This is an intermediate-term bond fund which intends to generate current income which is exempt from state and federal taxes for California residents.

  The extended Excelsior Funds Family now consists of fifteen domestic equity, five international, eleven fixed-income, and five money market funds totaling approximately $5.0 billion in assets. These funds have been designed to provide a comprehensive range of investment options and offer investors, both individual and institutional, an opportunity to allocate holdings in accordance with their specific investment objectives.

  Excelsior Fund shareholders are serviced by a dedicated team of professionals. We recognize the importance of excellent shareholder service and are committed to meeting your needs as investors in a proactive manner. We appreciate the confidence which your investment represents in the funds and strive to build on this confidence and expand our relationship with you as we enter our second decade of operation.

                                          Alfred C. Tannachion
                                          Chairman of the Board and President

EXCELSIOR FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 1996 (UNAUDITED)

                                                                               INTERMEDIATE-
                                                                   SHORT-TERM      TERM
                              TREASURY    GOVERNMENT               GOVERNMENT     MANAGED      MANAGED
                               MONEY        MONEY        MONEY     SECURITIES     INCOME        INCOME
                                FUND         FUND         FUND        FUND         FUND          FUND
                            ------------ ------------ ------------ ----------- ------------- ------------
  ASSETS:
   Investments, at cost-
    see accompanying
    portfolios............  $286,080,331 $504,077,106 $389,848,738 $28,694,510  $71,131,615  $181,592,790
                            ============ ============ ============ ===========  ===========  ============
   Investments, at value*
    (Note 1)..............  $286,080,331 $504,077,106 $389,848,738 $28,709,448  $70,527,354  $181,888,974
   Cash...................       --           --           --              150           41       --
   Interest receivable....       230,649    1,744,365      835,015     226,149      937,978     1,989,396
   Receivable for fund
    shares sold...........       --           --             2,374     125,739       87,257       279,942
   Receivable for
    investments sold......       --           --           --          --           --          5,065,829
   Prepaid expenses.......         1,394        3,937        4,376         551          427           548
   Unamortized
    organization costs
    (Note 5)..............       --           --           --            5,253        5,253       --
                            ------------ ------------ ------------ -----------  -----------  ------------
   TOTAL ASSETS...........   286,312,374  505,825,408  390,690,503  29,067,290   71,558,310   189,224,689
  LIABILITIES:
   Payable for dividends
    declared..............     1,134,355    1,988,156    1,557,388      94,010      329,249       720,017
   Payable for fund shares
    redeemed..............       --           --           --            2,842       17,405        42,886
   Payable for investments
    purchased.............       --           --           --          --           --          4,977,850
   Investment advisory
    fees payable (Note 2).        67,107       87,556       63,016       5,237       17,154        93,070
   Due to custodian bank..                    --            10,202     --                             104
   Accrued expenses and
    other payables........        92,116      151,097      173,176      19,895       31,378        49,901
                            ------------ ------------ ------------ -----------  -----------  ------------
   TOTAL LIABILITIES......     1,293,578    2,226,809    1,803,782     121,984      395,186     5,883,828
                            ------------ ------------ ------------ -----------  -----------  ------------
  NET ASSETS..............  $285,018,796 $503,598,599 $388,886,721 $28,945,306  $71,163,124  $183,340,861
                            ============ ============ ============ ===========  ===========  ============


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES--(CONTINUED)
AS OF SEPTEMBER 30, 1996 (UNAUDITED)

                                                                                   INTERMEDIATE-
                                                                      SHORT-TERM       TERM
                              TREASURY     GOVERNMENT                 GOVERNMENT      MANAGED      MANAGED
                               MONEY         MONEY         MONEY      SECURITIES      INCOME        INCOME
                                FUND          FUND          FUND         FUND          FUND          FUND
                            ------------  ------------  ------------  -----------  ------------- ------------
  NET ASSETS consist of:
   Undistributed
    (distributions in
    excess of) net
    investment income.....  $        (55) $    --       $    --       $     2,585   $     4,259  $    115,987
   Accumulated net
    realized loss on
    investments...........       (29,905)      (60,762)      (67,270)    (415,995)   (1,444,787)   (5,138,737)
   Unrealized appreciation
    (depreciation) of
    investments...........       --            --            --            14,938      (604,261)      296,184
   Par value (Note 4).....       285,049       503,690       389,111        4,167        10,222        21,082
   Paid in capital in
    excess of par value...   284,763,707   503,155,671   388,564,880   29,339,611    73,197,691   188,046,345
                            ------------  ------------  ------------  -----------   -----------  ------------
  TOTAL NET ASSETS........  $285,018,796  $503,598,599  $388,886,721  $28,945,306   $71,163,124  $183,340,861
                            ============  ============  ============  ===========   ===========  ============
  Shares of Common Stock
   Outstanding............   285,048,658   503,689,786   389,111,779    4,166,947    10,221,849    21,082,263
  NET ASSET VALUE PER
   SHARE..................         $1.00         $1.00         $1.00        $6.95         $6.96         $8.70
                                   =====         =====         =====        =====         =====         =====

* Includes repurchase agreements aggregating $1,715,040 for Government Money Fund and $2,666,827 for Money Fund.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)


                                                                              INTERMEDIATE-
                                                                  SHORT-TERM      TERM
                             TREASURY   GOVERNMENT                GOVERNMENT     MANAGED      MANAGED
                              MONEY        MONEY        MONEY     SECURITIES     INCOME       INCOME
                               FUND        FUND         FUND         FUND         FUND         FUND
                            ----------  -----------  -----------  ----------  ------------- -----------
  INVESTMENT INCOME:
   Interest income........  $7,565,181  $13,091,787  $10,527,651  $ 838,582    $2,284,567   $ 5,186,410
                            ----------  -----------  -----------  ---------    ----------   -----------
  EXPENSES:
   Investment advisory
    fees (Note 2).........     435,484      613,601      491,913     41,388       120,070       564,416
   Administrators' fees
    (Note 2)..............     223,548      377,978      303,018     21,246        52,831       115,893
   Administrative
    servicing fees (Note
    2)....................      46,323       74,705      101,000     10,856        18,412        25,831
   Shareholder servicing
    agent fees............       4,416        9,036       24,172      3,950         9,405        17,839
   Custodian fees.........      57,620      100,324       90,637      5,559        12,241        29,345
   Registration and filing
    fees..................       5,740        5,276        2,232      4,944         4,832         6,187
   Legal and audit fees...      19,893       40,731       22,564      2,190         5,742         9,126
   Directors' fees and
    expenses (Note 2).....       5,925       10,052        8,326        546         1,471         2,292
   Shareholder reports....       4,109        6,887        3,316      1,160         3,058         4,815
   Amortization of
    organization costs
    (Note 5)..............      --          --           --           2,094         2,093       --
   Miscellaneous expenses.       6,597       18,545       20,393        697         2,069         2,276
                            ----------  -----------  -----------  ---------    ----------   -----------
   TOTAL EXPENSES.........     809,655    1,257,135    1,067,571     94,630       232,224       778,020
   Fees waived and
    reimbursed by
    investment adviser and
    administrators (Note
    2)....................     (46,323)     (74,705)    (101,000)   (10,856)      (18,412)     (101,086)
                            ----------  -----------  -----------  ---------    ----------   -----------
   NET EXPENSES...........     763,332    1,182,430      966,571     83,774       213,812       676,934
                            ----------  -----------  -----------  ---------    ----------   -----------
  NET INVESTMENT INCOME...   6,801,849   11,909,357    9,561,080    754,808     2,070,755     4,509,476
                            ----------  -----------  -----------  ---------    ----------   -----------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS
   (NOTE 1):
   Net realized gain
    (loss) on security
    transactions..........       9,175        1,421         (200)   (21,703)     (977,616)   (1,558,432)
   Change in unrealized
    appreciation
    (depreciation) of
    investments...........      --          --           --        (103,515)       11,460       870,318
                            ----------  -----------  -----------  ---------    ----------   -----------
   NET REALIZED AND
    UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........       9,175        1,421         (200)  (125,218)     (966,156)     (688,114)
                            ----------  -----------  -----------  ---------    ----------   -----------
   NET INCREASE IN NET
    ASSETS RESULTING FROM
    OPERATIONS............  $6,811,024  $11,910,778  $ 9,560,880  $ 629,590    $1,104,599   $ 3,821,362
                            ==========  ===========  ===========  =========    ==========   ===========

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     INTERMEDIATE-
                                                                        SHORT-TERM       TERM
                              TREASURY     GOVERNMENT                   GOVERNMENT      MANAGED      MANAGED
                               MONEY          MONEY          MONEY      SECURITIES      INCOME        INCOME
                                FUND          FUND           FUND          FUND          FUND          FUND
                            ------------  -------------  -------------  -----------  ------------- ------------
  SIX MONTHS ENDED
   SEPTEMBER 30, 1996
   (UNAUDITED)
  Net investment income...  $  6,801,849  $  11,909,357  $   9,561,080  $   754,808   $ 2,070,755  $  4,509,476
  Net realized gain (loss)
   on investments.........         9,175          1,421           (200)     (21,703)     (977,616)   (1,558,432)
  Change in unrealized
   appreciation
   (depreciation) of
   investments during the
   period.................      --             --             --           (103,515)       11,460       870,318
                            ------------  -------------  -------------  -----------   -----------  ------------
  Net increase in net
   assets resulting from
   operations.............     6,811,024     11,910,778      9,560,880      629,590     1,104,599     3,821,362
  Distributions to
   shareholders:
   From net investment
    income................    (6,801,849)   (11,909,357)    (9,561,080)    (752,223)   (2,073,016)   (4,461,256)
  Increase (decrease) in
   net assets from fund
   share transactions
   (Note 4)...............    26,840,234     42,126,912     (5,397,761)   4,000,147     3,491,422    95,081,117
                            ------------  -------------  -------------  -----------   -----------  ------------
  Net increase (decrease)
   in net assets..........    26,849,409     42,128,333     (5,397,961)   3,877,514     2,523,005    94,441,223
  NET ASSETS:
   Beginning of period....   258,169,387    461,470,266    394,284,682   25,067,792    68,640,119    88,899,638
                            ------------  -------------  -------------  -----------   -----------  ------------
   End of period (1)......  $285,018,796  $ 503,598,599  $ 388,886,721  $28,945,306   $71,163,124  $183,340,861
                            ============  =============  =============  ===========   ===========  ============
  YEAR ENDED MARCH 31,
   1996
  Net investment income...  $ 11,211,056  $  29,939,203  $  32,830,403  $ 1,276,413   $ 3,638,677  $  5,276,726
  Net realized gain (loss)
   on investments.........       (20,652)        (1,327)       (32,344)      81,016     1,200,390     2,676,993
  Change in unrealized
   appreciation
   (depreciation) of
   investments during the
   year...................      --             --             --            167,006       742,513     1,730,132
                            ------------  -------------  -------------  -----------   -----------  ------------
  Net increase in net
   assets resulting from
   operations.............    11,190,404     29,937,876     32,798,059    1,524,435     5,581,580     9,683,851
  Distributions to
   shareholders:
   From net investment
    income................   (11,211,056)   (29,939,203)   (32,830,403)  (1,276,413)   (3,637,463)   (5,197,594)
  Increase (decrease) in
   net assets from fund
   share transactions
   (Note 4)...............    61,257,657   (264,302,611)  (430,261,302)    (395,857)   18,767,554    (1,610,864)
                            ------------  -------------  -------------  -----------   -----------  ------------
  Net increase (decrease)
   in net assets..........    61,237,005   (264,303,938)  (430,293,646)    (147,835)   20,711,671     2,875,393
  NET ASSETS:
   Beginning of year......   196,932,382    725,774,204    824,578,328   25,215,627    47,928,448    86,024,245
                            ------------  -------------  -------------  -----------   -----------  ------------
   End of year (2)........  $258,169,387  $ 461,470,266  $ 394,284,682  $25,067,792   $68,640,119  $ 88,899,638
                            ============  =============  =============  ===========   ===========  ============

(1) Including undistributed (distributions in excess of) net investment income of $(55) for Treasury Money Fund, $2,585 for Short-Term Government Securities Fund, $4,259 for Intermediate-Term Managed Income Fund, and $115,987 for Managed Income Fund.
(2) Including undistributed (distributions in excess of) net investment income of $(55) for Treasury Money Fund, $6,520 for Intermediate-Term Managed Income Fund, and $67,767 for Managed Income Fund.


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS
 For a fund share outstanding throughout each period.

                                                                                      DISTRIBUTION
                           NET ASSET             NET REALIZED    TOTAL    DIVIDENDS     FROM NET
                            VALUE,      NET     AND UNREALIZED    FROM     FROM NET     REALIZED
                           BEGINNING INVESTMENT  GAIN (LOSS)   INVESTMENT INVESTMENT    GAIN ON
                           OF PERIOD   INCOME   ON INVESTMENTS OPERATIONS   INCOME    INVESTMENTS
                           --------- ---------- -------------- ---------- ----------  ------------
  TREASURY MONEY FUND -- (2/13/91*)
   Year Ended March 31,
   1992...................   $1.00    $0.04731     $0.00036     $0.04767  $(0.04731)   $(0.00011)
   1993...................    1.00     0.02987      0.00000      0.02987   (0.02987)    (0.00030)
   1994...................    1.00     0.02590      0.00000      0.02590   (0.02590)     0.00000
   1995...................    1.00     0.04165      0.00000      0.04165   (0.04165)     0.00000
   1996...................    1.00     0.05043      0.00000      0.05043   (0.05043)     0.00000
   Six Months Ended
    September 30, 1996
    (Unaudited)...........    1.00     0.02349      0.00000      0.02349   (0.02349)     0.00000
  GOVERNMENT MONEY FUND -- (5/8/85*)
   Year Ended March 31,
   1992...................   $1.00    $0.05069     $0.00002     $0.05071  $(0.05069)   $(0.00005)
   1993...................    1.00     0.03205      0.00000      0.03205   (0.03205)     0.00000
   1994...................    1.00     0.02736      0.00000      0.02736   (0.02736)     0.00000
   1995...................    1.00     0.04397      0.00000      0.04397   (0.04397)     0.00000
   1996...................    1.00     0.05296      0.00000      0.05296   (0.05296)     0.00000
   Six Months Ended
    September 30, 1996
    (Unaudited)...........    1.00     0.02432      0.00000      0.02432   (0.02432)     0.00000
  MONEY FUND -- (5/3/85*)
   Year Ended March 31,
   1992...................   $1.00    $0.05165     $0.00017     $0.05182  $(0.05165)   $(0.00019)
   1993...................    1.00     0.03234      0.00000      0.03234   (0.03234)     0.00000
   1994...................    1.00     0.02780      0.00000      0.02780   (0.02780)     0.00000
   1995...................    1.00     0.04494      0.00002      0.04496   (0.04496)     0.00000
   1996...................    1.00     0.05336      0.00000      0.05336   (0.05336)     0.00000
   Six Months Ended
    September 30, 1996
    (Unaudited)...........    1.00     0.02435      0.00000      0.02435   (0.02435)     0.00000
  SHORT-TERM GOVERNMENT SECURITIES FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................   $7.00    $   0.06     $   0.06     $   0.12  $   (0.06)   $    0.00
   1994...................    7.06        0.24        (0.09)        0.15      (0.24)       (0.02)
   1995...................    6.93        0.33        (0.04)        0.29      (0.33)        0.00
   1996...................    6.89        0.40         0.09         0.49      (0.40)        0.00
   Six Months Ended
    September 30, 1996
    (Unaudited)...........    6.98        0.19        (0.03)        0.16      (0.19)        0.00
  INTERMEDIATE-TERM MANAGED INCOME FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................   $7.00    $   0.08     $   0.19     $   0.27  $   (0.08)   $    0.00
   1994...................    7.19        0.31        (0.27)        0.04      (0.31)        0.00
   1995...................    6.83        0.39        (0.07)        0.32      (0.39)        0.00
   1996...................    6.75        0.43         0.31         0.74      (0.43)        0.00
   Six Months Ended
    September 30, 1996
    (Unaudited)...........    7.06        0.21        (0.10)        0.11      (0.21)        0.00
  MANAGED INCOME FUND -- (1/9/86*)
   Year Ended March 31,
   1992...................   $9.12    $   0.65     $   0.27     $   0.92  $   (0.65)   $   (0.24)
   1993...................    9.15        0.58         0.79         1.37      (0.58)       (0.30)
   1994...................    9.64        0.47        (0.26)        0.21      (0.47)       (0.31)
   1995...................    8.57        0.51        (0.18)        0.33      (0.51)        0.00
   1996...................    8.39        0.55         0.44         0.99      (0.54)        0.00
   Six Months Ended
    September 30, 1996
    (Unaudited)...........    8.84        0.26        (0.14)        0.12      (0.26)        0.00

  * Commencement of operations.
 ** Not annualized.
*** Annualized.
  + Total return data does not reflect sales load payable on purchase of Fund shares.
 ++ Expense ratios before waiver of fees and reimbursement of expenses (if any)
    by investment adviser and administrators.
+++ Portfolio turnover calculations exclude in-kind transfers, if any, of securities. See Note 3.

                       See Notes to Financial Statements

                                                                RATIO OF     RATIO OF    RATIO OF
  DISTRIBUTIONS                                                   NET         GROSS        NET
  IN EXCESS OF                 NET ASSET           NET ASSETS, OPERATING    OPERATING   INVESTMENT
  NET REALIZED                  VALUE,                 END      EXPENSES     EXPENSES     INCOME    PORTFOLIO    FEE
     GAIN ON         TOTAL        END     TOTAL     OF PERIOD  TO AVERAGE   TO AVERAGE  TO AVERAGE  TURNOVER   WAIVERS
   INVESTMENTS    DISTRIBUTION OF PERIOD RETURN+     (000'S)   NET ASSETS  NET ASSETS++ NET ASSETS   RATE+++   (NOTE 2)
  -------------   ------------ --------- -------   ----------- ----------  ------------ ----------  ---------  --------
     $ 0.00        $(0.04742)    $1.00     4.85%   $  172,293    0.52%        0.57%       4.60%        --      $0.00048
       0.00         (0.03017)     1.00     3.06%      227,794    0.58%        0.58%       2.97%        --       0.00000
       0.00         (0.02590)     1.00     2.62%      254,683    0.58%        0.58%       2.59%        --       0.00001
       0.00         (0.04165)     1.00     4.25%      196,932    0.55%        0.57%       4.09%        --       0.00019
       0.00         (0.05043)     1.00     5.16%      258,169    0.55%        0.57%       5.03%        --       0.00021
       0.00         (0.02349)     1.00     2.37%**    285,019    0.53%***     0.56%***    4.69%***     --       0.00016
     $ 0.00        $(0.05074)    $1.00     5.09%   $  740,689    0.50%        0.50%       5.09%        --      $0.00000
       0.00         (0.03205)     1.00     3.20%      710,491    0.50%        0.50%       3.20%        --       0.00000
       0.00         (0.02736)     1.00     2.77%    1,034,908    0.50%        0.50%       2.74%        --       0.00003
       0.00         (0.04397)     1.00     4.49%      725,774    0.50%        0.53%       4.38%        --       0.00024
       0.00         (0.05296)     1.00     5.43%      461,470    0.50%        0.53%       5.36%        --       0.00031
       0.00         (0.02432)     1.00     2.46%**    503,599    0.48%***     0.51%***    4.85%***     --       0.00015
     $ 0.00        $(0.05184)    $1.00     5.19%   $  574,274    0.51%        0.51%       5.11%        --      $0.00000
       0.00         (0.03234)     1.00     3.25%      784,016    0.51%        0.51%       3.21%        --       0.00000
       0.00         (0.02780)     1.00     2.82%      736,077    0.51%        0.51%       2.78%        --       0.00002
       0.00         (0.04496)     1.00     4.59%      824,578    0.49%        0.52%       4.49%        --       0.00026
       0.00         (0.05336)     1.00     5.47%      394,285    0.50%        0.53%       5.40%        --       0.00037
       0.00         (0.02435)     1.00     2.46%**    388,887    0.49%***     0.54%***    4.86%***     --       0.00026
     $ 0.00        $   (0.06)    $7.06     1.70%   $   13,367    0.62%***     0.82%***    3.62%***     93%***  $   0.00
      (0.02)           (0.28)     6.93     2.12%       25,233    0.62%        0.65%       3.42%       267%         0.00
       0.00            (0.33)     6.89     4.30%       25,216    0.61%        0.67%       4.80%       198%         0.00
       0.00            (0.40)     6.98     7.27%       25,068    0.61%        0.80%       5.72%        77%         0.01
       0.00            (0.19)     6.95     2.33%**     28,945    0.61%***     0.69%***    5.47%***    133%***      0.00
     $ 0.00        $   (0.08)    $7.19     3.86%   $   19,478    0.72%***     0.98%***    4.69%***     66%***  $   0.01
      (0.09)           (0.40)     6.83     0.45%       42,564    0.69%        0.69%       4.31%       385%         0.00
      (0.01)           (0.40)     6.75     4.95%       47,928    0.66%        0.68%       5.91%       682%         0.00
       0.00            (0.43)     7.06    11.13%       68,640    0.64%        0.68%       6.06%       129%         0.00
       0.00            (0.21)     6.96     1.47%**     71,163    0.62%***     0.68%***    6.04%***    145%***      0.00
     $ 0.00        $   (0.89)    $9.15    10.36%   $   99,956    1.05%        1.05%       6.97%       369%     $   0.00
       0.00            (0.88)     9.64    15.74%      110,620    0.89%        1.04%       6.19%       455%         0.02
      (0.50)           (1.28)     8.57     1.73%      110,903    0.90%        1.06%       4.89%       459%         0.02
       0.00            (0.51)     8.39     4.06%       86,024    1.00%        1.12%       6.09%       492%         0.01
       0.00            (0.54)     8.84    11.86%       88,900    0.96%        1.12%       6.09%       165%         0.01
       0.00            (0.26)     8.70     1.17%**    183,341    0.90%***     1.03%***    5.99%***    149%***      0.01

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
TREASURY MONEY FUND

  PRINCIPAL                                           DISCOUNT    VALUE
    AMOUNT                                              RATE     (NOTE 1)
  ---------                                           -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 98.07%
              Federal Farm Credit Bank
 $ 25,000,000 02/13/97.............................     5.19%+ $ 24,994,644
              U.S. Treasury Bills
   75,000,000 10/10/96.............................     4.92     74,907,750
  180,000,000 10/17/96.............................     4.90    179,607,911
                                                               ------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (Cost $279,510,305)......             279,510,305
                                                               ------------

                                                 VALUE
  SHARES                                        (NOTE 1)
  ------                                      ------------
 OTHER SHORT-TERM INVESTMENTS -- 2.30%
 3,570,026 Dreyfus Government Cash
           Management Fund.........           $  3,570,026
 3,000,000 Fidelity U.S. Treasury
           Income Fund.............              3,000,000
                                              ------------
           TOTAL OTHER SHORT-TERM
           INVESTMENTS
           (Cost $6,570,026).......              6,570,026
                                              ------------
 TOTAL INVESTMENTS
 (Cost $286,080,331*)...............  100.37% $286,080,331
 OTHER ASSETS & LIABILITIES (NET)...   (0.37)   (1,061,535)
                                      ------  ------------
 NET ASSETS.........................  100.00% $285,018,796
                                      ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable or floating rate securities--rate disclosed is as of September 30, 1996.


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
GOVERNMENT MONEY FUND




  PRINCIPAL                                               DISCOUNT    VALUE
    AMOUNT                                                  RATE     (NOTE 1)
  ---------                                               -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 99.75%
              Federal Farm Credit Bank ................
 $ 35,000,000 10/15/96.................................     5.19%  $ 34,929,358
  125,000,000 02/13/97.................................     5.19+   124,967,445
              Federal Home Loan Bank ..................
   20,000,000 10/01/96.................................     5.70     20,000,000
   50,000,000 10/24/96.................................     5.19     49,834,208
              Federal Home Loan Mortgage Corporation ..
   50,000,000 10/18/96.................................     5.18     49,877,695
              Student Loan Marketing Association ......
   70,000,000 02/13/97.................................     5.46+    70,000,000
   50,000,000 08/21/97.................................     5.46+    49,978,200
              U.S. Treasury Bills .....................
  103,000,000 10/17/96.................................     4.91    102,775,160
                                                                   ------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (Cost $502,362,066)..........             502,362,066
                                                                   ------------

  PRINCIPAL                                                          VALUE
   AMOUNT                                                           (NOTE 1)
  ---------                                                       ------------
 REPURCHASE AGREEMENT -- 0.34%
 $ 1,715,040 Agreement with Dillon Read & Co., 5.60%,
             dated 09/30/96, due 10/01/96 to be
             repurchased at $1,715,307, collateralized
             by $1,717,467 U.S. Treasury Notes, 6.625%,
             due 07/31/01, valued at $1,715,352 (Cost
             $1,715,040)...............................           $  1,715,040
                                                                  ------------
 TOTAL INVESTMENTS
 (Cost $504,077,106*)...................................  100.09% $504,077,106
 OTHER ASSETS & LIABILITIES (NET).......................   (0.09)     (478,507)
                                                          ------  ------------
 NET ASSETS.............................................  100.00% $503,598,599
                                                          ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable or floating rate securities--rate disclosed is as of September 30, 1996.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
MONEY FUND



  PRINCIPAL                                           DISCOUNT    VALUE
   AMOUNT                                               RATE     (NOTE 1)
  ---------                                           -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 95.70%
             Federal Farm Credit Bank
 $15,000,000 10/09/96..............................     4.00%  $ 14,986,667
  15,000,000 10/15/96..............................     5.19     14,969,725
  47,735,000 10/25/96..............................     5.19     47,569,837
  75,000,000 02/13/97..............................     5.25+    74,983,931
             Federal Home Loan Bank
  20,000,000 10/01/96..............................     5.70     20,000,000
  50,000,000 10/07/96..............................     5.12     49,957,333
  50,000,000 10/24/96..............................     5.19     49,834,208
             Federal Home Loan Mortgage
             Corp.
  25,000,000 10/10/96..............................     5.20     24,967,500
  25,000,000 10/18/96..............................     5.17     24,938,918
             Student Loan Marketing
             Association
  50,000,000 08/21/97..............................     5.46     49,978,200
                                                               ------------
             TOTAL U.S. GOVERNMENT &
             AGENCY OBLIGATIONS
             (Cost $372,186,319)...................             372,186,319
                                                               ------------
 COMMERCIAL PAPER -- 3.86%
  15,000,000 Asset Securitization Corp., 10/03/96
             (Cost $14,995,592)....................     5.29+    14,995,592
                                                               ------------

 PRINCIPAL                                                       VALUE
   AMOUNT                                                       (NOTE 1)
 ---------                                                    ------------
 REPURCHASE AGREEMENT -- 0.69%
 $2,666,827 Agreement with Dillon Read & Co.,
            5.60%, dated 09/30/96, due 10/01/96 to
            be repurchased at $2,667,242,
            collateralized by $2,670,602 U.S.
            Treasury Notes, 6.625%, due 07/31/01,
            valued at $2,667,312 (Cost $2,666,827).           $  2,666,827
                                                              ------------
 TOTAL INVESTMENTS
 (Cost $389,848,738*)...............................  100.25% $389,848,738
 OTHER ASSETS & LIABILITIES (NET)...................   (0.25)     (962,017)
                                                      ------  ------------
 NET ASSETS.........................................  100.00% $388,886,721
                                                      ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable or floating rate securities--rate disclosed is as of September 30, 1996.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
SHORT-TERM GOVERNMENT SECURITIES FUND



 PRINCIPAL                             COUPON    VALUE
   AMOUNT                               RATE   (NOTE 1)
 ---------                             ------ -----------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 95.26%
             Federal Home Loan Bank
  $1,000,000 03/28/97................   5.58% $   999,632
             Federal Home Loan
             Mortgage Corp.
   3,100,000 10/10/96................   5.20    3,095,970
             Federal National
             Mortgage Association
   1,854,956 04/01/01................   5.50    1,777,493
             Private Export Funding
     320,000 03/15/01................   5.50      307,948
             Student Loan Marketing
             Association
   1,475,000 03/03/98................   7.00    1,497,171
             U.S. Treasury Notes
   6,430,000 08/15/97................   6.50    6,472,193
   1,000,000 05/15/98................   6.13    1,001,875
   2,000,000 02/15/99................   5.00    1,948,750
   4,055,000 01/31/00................   7.75    4,222,269
   6,285,000 08/31/00................   6.25    6,249,647
                                              -----------
             TOTAL U.S. GOVERNMENT &
             AGENCY OBLIGATIONS
             (Cost $27,558,010)......          27,572,948
                                              -----------

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                              -----------
 OTHER SHORT-TERM INVESTMENTS -- 3.93%
 565,000 Dreyfus Government Cash Management Fund...........          $   565,000
 571,500 Fidelity U.S. Treasury II Fund....................              571,500
                                                                     -----------
         TOTAL OTHER SHORT-TERM INVESTMENTS
         (Cost $1,136,500).................................            1,136,500
                                                                     -----------
 TOTAL INVESTMENTS
 (Cost $28,694,510*)........................................  99.19% $28,709,448
 OTHER ASSETS & LIABILITIES (NET)...........................   0.81      235,858
                                                             ------  -----------
 NET ASSETS................................................. 100.00% $28,945,306
                                                             ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
INTERMEDIATE-TERM MANAGED INCOME FUND




  PRINCIPAL                             COUPON      VALUE
   AMOUNT                                RATE     (NOTE 1)
  ---------                             ------   -----------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 78.04%
             Federal Home Loan
             Mortgage Corp.
 $ 6,200,000 10/07/96................    5.37%#  $ 6,194,451
      61,390 Pool #218374, 07/01/02..   10.50         65,154
   2,000,000 Series 16, Class PH,
             04/25/21................    6.75      1,936,320
             Government National
             Mortgage Association
     212,908 Pool #195801, 01/15/17..    8.50        219,295
     260,804 Pool #195833, 04/15/17..    8.50        268,628
     208,434 Pool #212760, 04/15/17..    8.50        214,687
     116,891 Pool #334299, 05/15/23..    8.00        118,206
   1,935,002 Pool #348190, 08/15/23..    7.00      1,865,464
   4,124,619 Pool #366379, 12/15/23..    6.50      3,859,097
   1,873,599 Pool #367412, 11/15/23..    6.00      1,702,633
             U.S. Treasury Notes
   1,000,000 11/30/97................    5.38        994,062
   2,750,000 02/15/98................    7.25      2,795,545
   1,000,000 02/28/98................    5.13        988,750
   3,500,000 04/15/99................    7.00      3,564,529
   4,000,000 09/30/99................    7.13      4,091,248
   2,000,000 10/15/99................    6.00      1,986,250
   4,000,000 10/31/99................    7.50      4,131,248
   2,500,000 01/31/01................    5.25      2,396,093
   2,825,000 07/31/01................    6.63      2,843,538
  15,500,000 05/15/05................    6.50     15,301,399
                                                 -----------
             TOTAL U.S. GOVERNMENT &
             AGENCY OBLIGATIONS
             (Cost $55,721,213)......             55,536,597
                                                 -----------
 CORPORATE BONDS -- 14.15%
   2,500,000 Anheuser-Busch Co., Inc.
             09/01/05 ...............    7.00      2,464,375
   3,000,000 Ford Motor Credit,
             01/09/06................    6.13      2,752,422
   3,500,000 Mellon Bank, N.A.,
             03/15/06 ...............    7.00      3,412,045
   1,500,000 Republic NY Corp.,
             03/22/11 ...............    7.00      1,441,145
                                                 -----------
             TOTAL CORPORATE BONDS
             (Cost $10,434,061)......             10,069,987
                                                 -----------
 FOREIGN GOVERNMENT BOND -- 4.55%
   3,500,000 Province of Ontario
             (Cost $3,292,791).......    6.00      3,237,220
                                                 -----------

                                                                    VALUE
 SHARES                                                           (NOTE 1)
 ------                                                          -----------
 OTHER SHORT-TERM INVESTMENTS -- 2.37%
 747,050 Dreyfus Government Cash Management Fund.......          $   747,050
 936,500 Fidelity U.S. Treasury II Fund................              936,500
                                                                 -----------
         TOTAL OTHER SHORT-TERM INVESTMENTS
         (Cost $1,683,550).............................            1,683,550
                                                                 -----------
 TOTAL INVESTMENTS
  (Cost $71,131,615*)...................................  99.11% $70,527,354
 OTHER ASSETS & LIABILITIES (NET).......................   0.89      635,770
                                                         ------  -----------
 NET ASSETS............................................. 100.00% $71,163,124
                                                         ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
# Discount Rate.



                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
MANAGED INCOME FUND





  PRINCIPAL                                            COUPON     VALUE
   AMOUNT                                               RATE     (NOTE 1)
 -----------                                           ------  ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 74.91%
             Federal Farm Credit Bank
 $11,000,000 10/02/96...............................    5.17%# $ 10,998,420
             Federal Home Loan Bank
   2,000,000 10/02/96...............................    5.17      1,999,713
             Federal Home Loan Mortgage Corp.
   4,400,000 10/07/96...............................    5.37      4,396,062
             Federal National Mortgage Association
  13,000,000 10/11/96...............................    5.19#    12,981,258
             Government National Mortgage
             Association
   2,902,503 Pool #348190, 08/15/23.................    7.00      2,798,196
   9,106,687 Pool #366782, 05/15/24.................    7.00      8,779,420
  13,167,823 Pool #376533, 06/15/24.................    7.50     13,023,806
   6,572,638 Pool #385985, 12/15/24.................    8.50      6,769,817
             Small Business Administration
   5,000,000 04/01/16...............................    7.35      4,990,625
   5,000,000 08/10/06...............................    7.35      4,960,938
             U.S. Treasury Bond
  27,000,000 05/15/16...............................    7.25     27,573,750
             U.S. Treasury Notes
  10,000,000 02/28/98...............................    5.13      9,887,500
   5,000,000 07/31/01...............................    6.63      5,032,810
   8,500,000 08/15/03...............................    5.75      8,104,214
  15,230,000 05/15/05...............................    6.50     15,034,858
                                                               ------------
             TOTAL U.S. GOVERNMENT &
             AGENCY OBLIGATIONS
             (Cost $136,983,607)....................            137,331,387
                                                               ------------
 CORPORATE BONDS -- 19.56%
   4,000,000 Central Illinois Public Service Co.,
             07/01/07...............................    7.50      4,056,940
   5,000,000 Ford Motor Credit, 10/01/08............    7.25      4,956,880
   9,800,000 Mellon Bank, N.A., 03/15/06............    7.00      9,553,726
   7,200,000 Procter & Gamble Co., 01/15/26.........    6.45      6,360,847
   9,800,000 Republic NY Corp., 03/22/11............    7.00      9,415,478
   1,500,000 Wisconsin Electric Power Co., 08/01/04.    7.25      1,512,450
                                                               ------------
             TOTAL CORPORATE BONDS
             (Cost $35,849,631).....................             35,856,321
                                                               ------------
 FOREIGN GOVERNMENT BOND -- 3.68%
   7,300,000 Province of Ontario, 02/21/06
             (Cost $6,810,202)......................    6.00      6,751,916
                                                               ------------

                                                                   VALUE
  SHARES                                                          (NOTE 1)
 ---------                                                      ------------
 OTHER SHORT-TERM INVESTMENTS -- 1.06%
   916,950 Dreyfus Government Cash Management Fund...           $    916,950
 1,032,400 Fidelity U.S. Treasury II Fund............              1,032,400
                                                                ------------
           TOTAL OTHER SHORT-TERM INVESTMENTS
           (Cost $1,949,350).........................              1,949,350
                                                                ------------
 TOTAL INVESTMENTS
 (Cost $181,592,790*).................................   99.21% $181,888,974
 OTHER ASSETS & LIABILITIES (NET).....................    0.79     1,451,887
                                                        ------  ------------
 NET ASSETS...........................................  100.00% $183,340,861
                                                        ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
# Discount Rate.

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in twenty managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Treasury Money Fund, Government Money Fund, Money Fund, Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.


  With regard to Treasury Money Fund, Government Money Fund and Money Fund, it is Excelsior Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each of these Portfolios has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of these Portfolios will not vary. The net asset values of the shares in Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund will fluctuate as the market values of their portfolio securities change in response to changing market rates of interest and other factors.

  (A) PORTFOLIO VALUATION:

    Treasury Money Fund, Government Money Fund and Money Fund: Securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

    Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund: Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgement of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Excelsior Fund's Board of Directors.

    Portfolio securities held by Intermediate-Term Managed Income and Managed Income Funds which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

    Investment in foreign debt securities having maturities of 60 days or less are valued at amortized cost. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to United States dollars equivalent at the prevailing market rate on the day of conversion.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (C) REPURCHASE AGREEMENTS:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value of not less than 102% of the repurchase price (including accrued interest).

    If the value of the underlying security, including accrued interest, falls below the value of 102% of the repurchase price plus accrued interest, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    Treasury Money Fund, Government Money Fund and Money Fund: Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

    Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and post-October losses.

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (E) FEDERAL TAXES:

    It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1996, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                         EXPIRATION DATE MARCH 31,
                                     ---------------------------------
                                      2001    2002      2003     2004    TOTAL
                                     ------- ------- ---------- ------ ---------
   Treasury Money Fund.............      --  $15,000        --  $4,000 $  19,000
   Government Money Fund...........  $12,000     --  $   48,000  1,000    61,000
   Money Fund......................   14,000     --      21,000 20,000    55,000
   Short-Term Government Securities
    Fund...........................      --      --     393,000    --    393,000
   Intermediate-Term Managed Income
    Fund...........................   20,000   2,000    467,000    --    489,000
   Managed Income Fund.............      --      --   3,291,000    --  3,291,000

  To the extent that such carryforwards are utilized, no capital gain distributions will be made. During the year ended March 31, 1996, Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund utilized capital loss carryforwards for Federal tax purposes totaling approximately $51,000, $794,000 and $1,694,000, respectively.

    Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio's next taxable year. Treasury Money Fund, Government Money Fund and Money Fund incurred, and elected to defer, net capital losses of approximately $17,000, $1,000 and $9,000, respectively, for the year ended March 31, 1996.

    At September 30, 1996, aggregate gross unrealized appreciation (depreciation) for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                                      NET
                                      TAX BASIS     TAX BASIS      UNREALIZED
                                      UNREALIZED    UNREALIZED   APPRECIATION/
                                     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                     ------------ -------------- --------------
   Treasury Money Fund..............   $ 7,159     $    (1,594)    $   5,565
   Government Money Fund............      2,360        (88,859)      (86,499)
   Money Fund.......................          4       (359,443)     (359,439)
   Short-Term Government Securities
    Fund............................     91,987        (77,049)       14,938
   Intermediate-Term Managed Income
    Fund............................    508,867     (1,113,128)     (604,261)
   Managed Income Fund..............    992,069       (695,885)      296,184

  (F) EXPENSE ALLOCATION:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

  United States Trust Company of New York ("U.S. Trust") serves as the investment adviser to the Fund. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .25% of the average daily net assets of Government Money Fund and Money Fund, .30% of the average daily net assets of Treasury Money Fund and Short-Term Government Securities Fund, .35% of the average daily net assets of Intermediate-Term Managed Income Fund and .75% of the average daily net assets of Managed Income Fund.

  U.S. Trust, Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank, and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust) Excelsior Tax-Exempt Fund and Excelsior Institutional Trust, all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and .150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the six months ended September 30, 1996, Administration fees charged by U.S. Trust were as follows:

     Treasury Money Fund............................................... $16,630
     Government Money Fund.............................................  28,294
     Money Fund........................................................  22,552
     Short-Term Government Securities Fund.............................   1,652
     Intermediate-Term Managed Income Fund ............................   3,933
     Managed Income Fund...............................................  10,372

  From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. In addition, until further notice to Excelsior Fund, U.S. Trust intends to voluntarily waive fees and reimburse expenses to the extent necessary for Short-Term Government Securities Fund and Intermediate-Term Managed Income Fund to maintain an annual expense ratio of not more than .62% and .72%, respectively. For the six months ended September 30, 1996, no expenses were reimbursed pursuant to these voluntary limitations. In addition, currently, U.S. Trust is voluntarily limiting its investment advisory fee to
 .65% of the average daily net assets for Managed Income Fund. For the six months ended September 30, 1996, U.S. Trust waived investment advisory fees totaling $75,255 for Managed Income Fund.

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Until further notice to Excelsior Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable by such Portfolio. For the six months ended September 30, 1996, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. TRUST ADMINISTRATORS
                                                       ---------- --------------
      Treasury Money Fund.............................  $ 46,323       $--
      Government Money Fund...........................    74,534        171
      Money Fund......................................   100,997          3
      Short-Term Government Securities Fund...........    10,855          1
      Intermediate-Term Managed Income Fund...........    17,933        479
      Managed Income Fund.............................    25,533        298

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, serves as the sponsor and distributor of Excelsior Fund. Certain sales of Excelsior Fund's shares are subject to a maximum sales charge of 4.50% of the offering price. Shares of each Portfolio are sold on a continual basis by the Distributor.

  Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. PURCHASES AND SALES OF SECURITIES:

  For the six months ended September 30, 1996, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                     CONTRIBUTIONS
                                          PURCHASES     IN-KIND       SALES
                                         ----------- ------------- -----------
   Short-Term Government Securities
    Fund................................ $12,704,003   $4,941,525  $15,807,709
   Intermediate-Term Managed Income
    Fund................................  47,684,318          --    46,432,594
   Managed Income Fund..................  66,345,811   94,076,172   96,712,499

4. COMMON STOCK:

  Excelsior Fund currently has authorized capital classified into forty classes of shares, each representing interests in one of twenty separate portfolios. Authorized capital for each Portfolio is as follows: with respect to each of the Money and Government Money Funds, 1,500 million shares of Common Stock and 1,000 million shares of Common Stock--Special Series 1 (Trust Shares); with respect to the Managed Income Fund, 375 million shares of Common Stock and 375 million shares of Common Stock--Special Series 1 (Trust Shares); with respect to the Treasury Money Fund, 375 million shares of Common Stock and 500 million shares of Common Stock--Special Series 1 (Trust Shares); and with respect to each of the Short-Term Government Securities and Intermediate-Term Managed Income Funds, 500 million shares of Common Stock and 500 million shares of Common Stock--Special Series 1 (Trust Shares). At September 30, 1996, no shares of Common Stock--Special Series 1 (Trust Shares) of any Portfolio were outstanding.

  Each share (irrespective of series designation) has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors. Since Treasury Money Fund, Government Money Fund and Money Fund have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                     TREASURY MONEY FUND
                                               --------------------------------
                                               SIX MONTHS ENDED   YEAR ENDED
                                                   09/30/96        03/31/96
                                               ---------------- ---------------
Sold..........................................  $ 801,208,620   $ 1,701,110,327
Issued as reinvestment of dividends...........        446,006         1,034,118
Redeemed......................................   (774,814,392)   (1,640,886,788)
                                                -------------   ---------------
Net Increase..................................  $  26,840,234   $    61,257,657
                                                =============   ===============

                                                  GOVERNMENT MONEY FUND
                                             ---------------------------------
                                             SIX MONTHS ENDED    YEAR ENDED
                                                 09/30/96         03/31/96
                                             ----------------  ---------------
Sold........................................ $ 1,310,655,287   $ 4,873,484,821
Issued as reinvestment of dividends.........         580,343         1,809,066
Redeemed....................................  (1,269,108,718)   (5,139,596,498)
                                             ---------------   ---------------
Net Increase (Decrease)..................... $    42,126,912   $  (264,302,611)
                                             ===============   ===============

                                                         MONEY FUND
                                              --------------------------------
                                              SIX MONTHS ENDED   YEAR ENDED
                                                  09/30/96        03/31/96
                                              ---------------- ---------------
Sold.........................................  $ 934,874,568   $ 5,492,501,117
Issued as reinvestment of dividends..........      1,010,482         1,645,902
Redeemed.....................................   (941,282,811)   (5,924,408,321)
                                               -------------   ---------------
Net Decrease.................................  $  (5,397,761)  $  (430,261,302)
                                               =============   ===============

                                SHORT-TERM GOVERNMENT SECURITIES FUND
                           ---------------------------------------------------
                              SIX MONTHS ENDED              YEAR ENDED
                                  09/30/96                   03/31/95
                           ------------------------  -------------------------
                             SHARES       AMOUNT       SHARES        AMOUNT
                           ----------  ------------  -----------  ------------
Sold......................  1,506,434  $ 10,450,447    2,308,143  $ 16,241,605
Issued as reinvestment of
 dividends................     22,717       157,540       15,812       111,089
Redeemed..................   (951,304)   (6,607,840)  (2,392,113)  (16,748,551)
                           ----------  ------------  -----------  ------------
Net Increase (Decrease)...    577,847  $  4,000,147      (68,158) $   (395,857)
                           ==========  ============  ===========  ============
                                INTERMEDIATE-TERM MANAGED INCOME FUND
                           ---------------------------------------------------
                              SIX MONTHS ENDED              YEAR ENDED
                                  09/30/96                   03/31/95
                           ------------------------  -------------------------
                             SHARES       AMOUNT       SHARES        AMOUNT
                           ----------  ------------  -----------  ------------
Sold......................  1,748,039   $12,154,479    4,190,183  $ 29,937,528
Issued as reinvestment of
 dividends................     19,018       131,864       44,834       319,660
Redeemed.................. (1,264,135)   (8,794,921)  (1,611,428)  (11,489,634)
                           ----------  ------------  -----------  ------------
Net Increase..............    502,922  $  3,491,422    2,623,589  $ 18,767,554
                           ==========  ============  ===========  ============
                                         MANAGED INCOME FUND
                           ---------------------------------------------------
                              SIX MONTHS ENDED              YEAR ENDED
                                  09/30/96                   03/31/95
                           ------------------------  -------------------------
                             SHARES       AMOUNT       SHARES        AMOUNT
                           ----------  ------------  -----------  ------------
Sold...................... 12,511,367  $107,933,226    2,916,607  $ 26,267,294
Issued as reinvestment of
 dividends................    101,684       880,370      159,018     1,426,218
Redeemed.................. (1,581,708)  (13,732,479)  (3,276,024)  (29,304,376)
                           ----------  ------------  -----------  ------------
Net Increase (Decrease)... 11,031,343  $ 95,081,117     (200,399) $ (1,610,864)
                           ==========  ============  ===========  ============

5. ORGANIZATION COSTS

  Excelsior Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

                       [LOGO OF EXCELSIOR APPEARS HERE]



                        INTERNATIONAL EQUITY PORTFOLIOS



                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1996

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS....................................................    1
STATEMENTS OF ASSETS AND LIABILITIES......................................    2
STATEMENTS OF OPERATIONS..................................................    3
STATEMENTS OF CHANGES IN NET ASSETS.......................................    4
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS................    6
PORTFOLIOS OF INVESTMENTS
 International Fund.......................................................    8
 Pacific/Asia Fund........................................................   12
 Pan European Fund........................................................   16
 Emerging Americas Fund...................................................   19
NOTES TO FINANCIAL STATEMENTS.............................................   22

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . INITIAL PURCHASE AND PROSPECTUS INFORMATION AND SHAREHOLDER SERVICES 1-800-446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and ex-penses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    EXCELSIOR FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, ITS PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

                            LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Shareholder:

  As we close out our tenth anniversary year for the funds, we continue to seek new opportunities to expand and improve our product offerings in response to your investment needs. To this end, there have been some recent developments which should be of interest to you and which I believe will further enhance our fund family.

  Our new alliance with the Excelsior Institutional Funds has enabled us to offer two new funds. The Excelsior Institutional Optimum Growth Fund and Institutional Value Equity Fund are both available to individual investors via a second class of shares, Trust Shares. The Optimum Growth Fund combines a mid- to large- capitalization growth strategy with a quantitative analysis in the selection of complimentary securities from the Russell 1000 universe. The Value Equity Fund applies a strict value-oriented philosophy to stock selection and is managed by David Williams of U. S. Trust Company of New York, who also manages the Excelsior Business & Industrial Restructuring Fund. In addition to these funds, we now offer the California Tax-Exempt Income Fund. This is an intermediate-term bond fund which intends to generate current income which is exempt from state and federal taxes for California residents.

  The extended Excelsior Funds Family now consists of fifteen domestic equity, five international, eleven fixed-income, and five money market funds totaling approximately $5.0 billion in assets. These funds have been designed to provide a comprehensive range of investment options and offer investors, both individual and institutional, an opportunity to allocate holdings in accordance with their specific investment objectives.

  Excelsior Fund shareholders are serviced by a dedicated team of professionals. We recognize the importance of excellent shareholder service and are committed to meeting your needs as investors in a proactive manner. We appreciate the confidence which your investment represents in the funds and strive to build on this confidence and expand our relationship with you as we enter our second decade of operation.

                                          Alfred C. Tannachion
                                          Chairman of the Board and President

EXCELSIOR FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 1996 (UNAUDITED)

                                                             PAN      EMERGING
                             INTERNATIONAL PACIFIC/ASIA   EUROPEAN    AMERICAS
                                 FUND          FUND         FUND        FUND
                             ------------- ------------  ----------- -----------
  ASSETS:
   Investments, at cost --
     see accompanying
    portfolios.............  $101,622,373  $85,302,302   $48,131,796 $48,796,976
                             ============  ===========   =========== ===========
   Investments, at value
    (Note 1)...............  $105,781,187  $84,954,324   $56,157,192 $52,920,300
   Cash....................           --       226,392         3,124         673
   Foreign currency (cost
    $10,644)...............           --           --            --       10,795
   Dividends receivable....       260,832      135,492       162,098      97,526
   Interest receivable.....         3,694        7,995        11,942      12,075
   Receivable for
    investments sold.......       148,235      148,246           --            0
   Receivable for fund
    shares sold............       163,806      210,508        70,723     194,568
   Withholding tax
    receivable.............        92,266        1,222       140,709         --
   Prepaid expenses........           572          380           313         222
   Unamortized organization
    costs (Note 5).........           --         5,253         5,253       5,265
                             ------------  -----------   ----------- -----------
    TOTAL ASSETS...........   106,450,592   85,689,812    56,551,354  53,241,424

  LIABILITIES:
   Payable for investments
    purchased..............           --           --            --       76,316
   Payable for fund shares
    redeemed...............        31,399       34,471        10,722      46,259
   Investment advisory fees
    payable (Note 2).......        80,106       63,533        41,611      37,786
   Due to custodian bank...       122,040          --            --          --
   Accrued expenses and
    other payables.........        64,324       76,466        40,886      37,223
                             ------------  -----------   ----------- -----------
    TOTAL LIABILITIES......       297,869      174,470        93,219     197,584
                             ------------  -----------   ----------- -----------
  NET ASSETS...............  $106,152,723  $85,515,342   $56,458,135 $53,043,840
                             ============  ===========   =========== ===========
  NET ASSETS consist of:
   Undistributed
    (distributions in
    excess of) net
    investment income......  $    280,473  $   379,144   $   745,047 $   (78,003)
   Accumulated net realized
    gain (loss) on
    investments and foreign
    currency translations..     2,489,885    2,696,562       648,664  (7,633,038)
   Unrealized appreciation
    (depreciation) of
    investments and foreign
    currency translations..     4,157,340     (349,948)    8,027,408   4,123,197
   Par value (Note 4)......         9,800        9,030         5,890       6,489
   Paid in capital in
    excess of par value....    99,215,225   82,780,554    47,031,126  56,625,195
                             ------------  -----------   ----------- -----------
  TOTAL NET ASSETS.........  $106,152,723  $85,515,342   $56,458,135 $53,043,840
                             ============  ===========   =========== ===========
  Shares of Common Stock
   Outstanding.............     9,799,769    9,030,406     5,890,180   6,488,956
  NET ASSET VALUE PER
   SHARE...................        $10.83        $9.47         $9.59       $8.17
                                   ======        =====         =====       =====

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                                                            PAN       EMERGING
                             INTERNATIONAL PACIFIC/ASIA   EUROPEAN    AMERICAS
                                 FUND          FUND         FUND        FUND
                             ------------- ------------  ----------  -----------
  INVESTMENT INCOME:
   Dividend income.........   $ 1,623,044  $   984,740   $1,276,643  $   521,438
   Interest income.........        17,021      131,064       69,430       54,383
   Less: Foreign taxes
    withheld...............      (203,719)     (50,678)    (180,298)     (31,977)
                              -----------  -----------   ----------  -----------
    TOTAL INCOME...........     1,436,346    1,065,126    1,165,775      543,844

  EXPENSES:
   Investment advisory fees
    (Note 2)...............       529,781      416,943      260,511      242,322
   Administrators' fees
    (Note 2)...............       105,956       83,389       52,102       48,464
   Administrative service
    fees (Note 2)..........        46,166       30,430       19,313       19,559
   Shareholder servicing
    agent fees.............        27,804       20,569       15,462       15,278
   Custodian fees..........        58,972       54,981       36,097       35,188
   Registration and filing
    fees...................         6,753        3,723        4,886        4,561
   Legal and audit fees....         8,265        5,846        4,172        3,755
   Directors' fees and
    expenses (Note 2)......         2,138        1,681        1,049          937
   Shareholder reports.....         8,418        4,699        4,156        3,723
   Amortization of
    organization costs
    (Note 5)...............           --         2,094        2,094        2,082
   Miscellaneous expenses..         2,459        1,358        1,518        1,165
                              -----------  -----------   ----------  -----------
    TOTAL EXPENSES.........       796,712      625,713      401,360      377,034
                              -----------  -----------   ----------  -----------
   Fees waived by
    investment adviser and
    administrators
    (Note 2)...............       (46,166)     (30,430)     (19,313)     (19,559)
                              -----------  -----------   ----------  -----------
    NET EXPENSES...........       750,546      595,283      382,047      357,475
                              -----------  -----------   ----------  -----------
  NET INVESTMENT INCOME....       685,800      469,843      783,728      186,369
                              -----------  -----------   ----------  -----------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS (NOTE 1):
   Net realized gain
    (loss):
    Security transactions..     2,570,675    3,015,167      691,882     (995,097)
    Foreign currency
     transactions..........       (34,807)     (55,143)     (37,801)     (33,934)
                              -----------  -----------   ----------  -----------
   Total net realized gain
    (loss).................     2,535,868    2,960,024      654,081   (1,029,031)
   Change in unrealized
    appreciation
    (depreciation) of
    investments and foreign
    currency translations
    during the period......    (3,015,978)  (5,225,044)   1,678,033    5,540,816
                              -----------  -----------   ----------  -----------
  NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........      (480,110)  (2,265,020)   2,332,114    4,511,785
                              -----------  -----------   ----------  -----------
  NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS.........   $   205,690  $(1,795,177)  $3,115,842  $ 4,698,154
                              ===========  ===========   ==========  ===========

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                             PAN       EMERGING
                            INTERNATIONAL  PACIFIC/ASIA   EUROPEAN     AMERICAS
                                FUND           FUND         FUND         FUND
                            -------------  ------------  -----------  -----------
  SIX MONTHS ENDED SEPTEM-
   BER 30, 1996 (UNAU-
   DITED)
  Net investment income...  $    685,800   $   469,843   $   783,728  $   186,369
  Net realized gain (loss)
   on investments and
   foreign currency
   transactions...........     2,535,868     2,960,024       654,081   (1,029,031)
  Change in unrealized
   appreciation
   (depreciation) of
   investments and foreign
   currency translations
   during the period......    (3,015,978)   (5,225,044)    1,678,033    5,540,816
                            ------------   -----------   -----------  -----------
  Net increase (decrease)
   in net assets resulting
   from operations........       205,690    (1,795,177)    3,115,842    4,698,154
  Distributions to share-
   holders:
   From net investment in-
    come..................       (80,838)          --            --       (25,917)
   From net realized gain
    on investments........    (1,178,676)   (1,001,401)     (878,862)         --
  Increase in net assets
   from fund share
   transactions (Note 4)..     9,356,051    12,119,667     6,305,311    5,211,885
                            ------------   -----------   -----------  -----------
  Net increase in net as-
   sets...................     8,302,227     9,323,089     8,542,291    9,884,122
  NET ASSETS:
   Beginning of period....    97,850,496    76,192,253    47,915,844   43,159,718
                            ------------   -----------   -----------  -----------
   End of period (1)......  $106,152,723   $85,515,342   $56,458,135  $53,043,840
                            ============   ===========   ===========  ===========
  YEAR ENDED MARCH 31,
   1996
  Net investment income...  $    663,789   $   649,969   $   569,564  $   399,810
  Net realized gain (loss)
   on investments and for-
   eign currency transac-
   tions..................     1,761,069     1,080,727     2,226,541   (2,681,651)
  Change in unrealized
   appreciation
   (depreciation) of
   investments and foreign
   currency translations
   during the year........     6,821,262     7,511,232     4,458,964    9,542,153
                            ------------   -----------   -----------  -----------
  Net increase in net
   assets resulting from
   operations.............     9,246,120     9,241,928     7,255,069    7,260,312
  Distributions to share-
   holders:
   From net investment in-
    come..................      (644,347)     (572,461)     (503,212)    (177,450)
   In excess of net
    investment income.....       (91,134)      (86,949)          --      (211,904)
   From net realized gain
    on investments........      (548,777)      (97,072)   (1,786,988)         --
  Increase in net assets
   from fund share
   transactions (Note 4)..    25,836,676    20,089,608     2,974,013    8,945,030
                            ------------   -----------   -----------  -----------
  Net increase in net as-
   sets...................    33,798,538    28,575,054     7,938,882   15,815,988
  NET ASSETS:
   Beginning of year......    64,051,958    47,617,199    39,976,962   27,343,730
                            ------------   -----------   -----------  -----------
   End of year (2)........  $ 97,850,496   $76,192,253   $47,915,844  $43,159,718
                            ============   ===========   ===========  ===========

(1) Including undistributed (distributions in excess of) net investment income of $280,473 for International Fund, $379,144 for Pacific/Asia Fund, $745,047 for Pan European Fund and $(78,003) for Emerging Americas Fund.
(2) Including distributions in excess of net investment income of $324,489 for International Fund, $90,699 for Pacific/Asia Fund, $38,681 for Pan European Fund and $238,455 for Emerging Americas Fund.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS

 For a fund share outstanding throughout each period.


                           NET ASSET    NET        NET REALIZED             DIVIDENDS     DIVIDENDS
                            VALUE,   INVESTMENT   AND UNREALIZED TOTAL FROM  FROM NET    IN EXCESS OF
                           BEGINNING   INCOME     GAIN (LOSS) ON INVESTMENT INVESTMENT  NET INVESTMENT
                           OF PERIOD   (LOSS)      INVESTMENTS   OPERATIONS   INCOME        INCOME
                           --------- ----------   -------------- ---------- ----------  --------------
  INTERNATIONAL FUND -- (7/21/87*)
   Year Ended March 31,
   1992...................   $8.75     $ 0.08         $(0.45)      $(0.37)    $(0.11)       $0.00
   1993...................    8.27       0.15           0.25         0.40      (0.01)        0.00
   1994...................    8.66       0.05           1.88         1.93      (0.02)       (0.12)
   1995...................   10.44       0.10          (0.29)       (0.19)      0.00        (0.11)
   1996...................    9.82       0.10           1.15         1.25      (0.08)       (0.01)
   Six Months Ended
    September 30, 1996
    (Unaudited)...........   10.91       0.07          (0.01)        0.06      (0.01)        0.00

  PACIFIC/ASIA FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................   $7.00     $ 0.00+++      $ 0.54       $ 0.54     $ 0.00        $0.00
   1994...................    7.54       0.08           2.81         2.89      (0.05)       (0.06)
   1995...................   10.04       0.08          (0.58)       (0.50)     (0.03)       (0.23)
   1996...................    8.45       0.12           1.33         1.45      (0.09)       (0.01)
   Six Months Ended
    September 30, 1996
    (Unaudited)...........    9.78       0.05          (0.24)       (0.19)      0.00         0.00

  PAN EUROPEAN FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................   $7.00     $(0.00)+++     $ 0.34       $ 0.34     $ 0.00        $0.00
   1994...................    7.34       0.03           0.70         0.73       0.00        (0.04)
   1995...................    8.03       0.09           0.25         0.34      (0.09)        0.00
   1996...................    8.19       0.11           1.35         1.46      (0.10)        0.00
   Six Months Ended
    September 30, 1996
    (Unaudited)...........    9.19       0.13           0.43         0.56       0.00         0.00

  EMERGING AMERICAS FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................   $7.00     $(0.00)+++     $ 0.12       $ 0.12     $ 0.00        $0.00
   1994...................    7.12       0.05           2.24         2.29      (0.03)       (0.02)
   1995...................    9.30       0.01          (2.56)       (2.55)      0.00        (0.17)
   1996...................    5.86       0.10           1.49         1.59      (0.04)       (0.04)
   Six Months Ended
    September 30, 1996
    (Unaudited)...........    7.37       0.03           0.77         0.80       0.00+++      0.00

  * Commencement of operations.
 ** Not annualized.
*** Annualized.
  + Total return data does not reflect the sales load payable on purchases of
    Fund shares.
 ++ Expense ratios before waiver of fees and reimbursement of expenses (if any)
    by adviser and administrators.
+++ Amounts represents less than $0.01 per share.
  # Portfolio turnover calculation excludes in-kind transfers, if any, of securities. See Note 3.
 ## For fiscal years beginning on or after September 1, 1995 a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged.

                       See Notes to Financial Statements

               DISTRIBUTIONS
DISTRIBUTIONS    IN EXCESS                                                    RATIO OF NET RATIO OF GROSS RATIO OF NET
  FROM NET        OF NET                                          NET ASSETS,  OPERATING     OPERATING     INVESTMENT
  REALIZED       REALIZED                  NET ASSET                END OF      EXPENSES      EXPENSES    INCOME (LOSS)
   GAIN ON        GAIN ON        TOTAL     VALUE, END  TOTAL        PERIOD     TO AVERAGE    TO AVERAGE    TO AVERAGE
 INVESTMENTS    INVESTMENTS  DISTRIBUTIONS OF PERIOD  RETURN+        (000)     NET ASSETS   NET ASSETS++   NET ASSETS
-------------  ------------- ------------- ---------- -------     ----------- ------------ -------------- -------------
   $ 0.00          $0.00        $(0.11)      $8.27      (4.35)%     $46,921       1.52%         1.52%          0.94 %
     0.00           0.00         (0.01)       8.66       4.85 %      30,374       1.50%         1.50%          1.27 %
    (0.01)          0.00         (0.15)      10.44      22.34 %      55,737       1.53%         1.53%          0.18 %
    (0.32)          0.00         (0.43)       9.82      (1.93)%      64,052       1.47%         1.53%          0.71 %
    (0.07)          0.00         (0.16)      10.91      12.77 %      97,850       1.40%         1.50%          0.82 %
    (0.13)          0.00         (0.14)      10.83       0.58 %**   106,153       1.42%***      1.50%***       1.35 %***

   $ 0.00          $0.00         $0.00       $7.54       7.71 %     $ 9,665       1.67%***      2.00%***       0.27 %***
    (0.28)          0.00         (0.39)      10.04      38.11 %      53,027       1.53%         1.77%          0.54 %
    (0.83)          0.00         (1.09)       8.45      (5.89)%      47,617       1.47%         1.52%          0.85 %
    (0.02)          0.00         (0.12)       9.78      17.22 %      76,192       1.43%         1.51%          1.12 %
    (0.12)          0.00         (0.12)       9.47      (1.99)%**    85,515       1.43%***      1.50%***       1.13 %***

   $ 0.00          $0.00         $0.00       $7.34       4.86 %     $ 3,797       1.67%***      3.13%***      (0.33)%***
     0.00           0.00         (0.04)       8.03      10.05 %      36,675       1.61%         1.72%          0.06 %
    (0.09)          0.00         (0.18)       8.19       4.33 %      39,977       1.51%         1.57%          1.11 %
    (0.36)          0.00         (0.46)       9.19      18.25 %      47,916       1.46%         1.55%          1.28 %
    (0.16)          0.00         (0.16)       9.59       6.21 %**    56,458       1.47%***      1.54%***       3.01 %***

   $ 0.00          $0.00         $0.00       $7.12       1.71 %     $ 3,830       1.67%***      2.56%***      (0.04)%***
    (0.06)          0.00         (0.11)       9.30      32.25 %      39,282       1.49%         1.71%          0.29 %
     0.00          (0.72)        (0.89)       5.86     (30.47)%      27,344       1.50%         1.57%          0.06 %
     0.00           0.00         (0.08)       7.37      27.29 %      43,160       1.48%         1.57%          1.12 %
     0.00           0.00          0.00+++     8.17      10.91 %**    53,044       1.46%***      1.54%***       0.76 %***
DISTRIBUTIONS
  FROM NET                            AVERAGE
  REALIZED     PORTFOLIO    FEE        BROKER
   GAIN ON     TURNOVER   WAIVERS    COMMISSION
 INVESTMENTS     RATE#    (NOTE 2)     RATE##
-------------- ---------- ---------- ----------
   $ 0.00         32%      $0.00          N/A
     0.00         31%       0.00          N/A
    (0.01)        64%       0.00+++       N/A
    (0.32)        66%       0.01          N/A
    (0.07)        39%       0.01          N/A
    (0.13)        50%***    0.00      $0.0209

   $ 0.00          1%      $0.00+++       N/A
    (0.28)        68%       0.04          N/A
    (0.83)        69%       0.01          N/A
    (0.02)        29%       0.01          N/A
    (0.12)        53%***    0.00      $0.0121

   $ 0.00          9%      $0.02          N/A
     0.00         30%       0.05          N/A
    (0.09)        47%       0.00+++       N/A
    (0.36)        42%       0.01          N/A
    (0.16)        21%***    0.00      $0.0498

   $ 0.00         76%      $0.02          N/A
    (0.06)        51%       0.03          N/A
     0.00         69%       0.01          N/A
     0.00         54%       0.01          N/A
     0.00          34%***   0.00      $0.0002

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
INTERNATIONAL FUND



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 -------                                                             -----------

 COMMON STOCKS -- 98.70%
         JAPAN -- 34.68%
 146,000 Asahi Chemical Industry Co., Ltd. .......................   $   948,647
     500 Asatsu Inc. .............................................        19,717
  35,000 Chiyoda Corp. ...........................................       379,548
  60,000 Dai-Ichi Kangyo Bank Ltd. ...............................     1,010,934
     139 DDI Corp. ...............................................     1,122,414
     171 East Japan Railway Co. ..................................       824,503
 100,000 Fujisawa Pharmaceutical Co. .............................       949,991
  76,000 Hitachi Construction Machinery Co. ......................       871,841
 100,000 Hitachi Ltd. ............................................       967,915
 178,000 Hitachi Zosen Corp. .....................................       907,707
 127,000 Honshu Paper Co., Ltd. ..................................       755,763
  47,000 Industrial Bank of Japan.................................     1,048,844
  58,000 Isetan Co. ..............................................       795,304
  17,000 Ito-Yokado Co., Ltd. ....................................       964,420
  84,000 Kajima Corp. ............................................       775,408
  80,000 Kamigumi Co., Ltd. ......................................       673,956
  25,000 Katokichi Co., Ltd. .....................................       539,971
 196,000 Kumagai Gumi Co., Ltd. ..................................       702,635
  15,000 Kyocera Corp. ...........................................     1,068,740
 119,000 Long-Term Credit Bank of Japan...........................       856,399
 182,000 Marubeni Corp. ..........................................       946,048
  63,000 Mitsubishi Estate Co., Ltd. .............................       863,864
 115,000 Mitsubishi Heavy Industries Ltd. ........................       934,800
  31,000 Murata Manufacturing Co., Ltd. ..........................     1,105,754
 275,000 +Navix Line Ltd. ........................................       704,875
  70,000 Nikko Securities Co. ....................................       746,550
     106 Nippon Telephone & Telegraph Corp. ......................       778,993
 155,000 Nippon Yusen.............................................       805,700
 275,000 +NKK Corp. ..............................................       704,875
  46,000 Nomura Securities Co., Ltd. .............................       845,134
  35,000 Omron Corp. .............................................       655,584
  48,000 Onward Kashiyama Co., Ltd. ..............................       671,088
  73,000 +Pacific Metals Co., Ltd. ...............................       304,875
  48,000 Pioneer Electronic Corp.  ...............................       980,821
  74,000 Ricoh Co., Ltd. .........................................       756,050
  57,000 Sanwa Bank Ltd. .........................................     1,026,797
  85,000 Sekisui Chemical Co., Inc. ..............................     1,005,557
 121,000 Sumitomo Corp. ..........................................     1,059,482
  47,000 Sumitomo Electric Industries.............................       644,470
 166,000 +Sumitomo Heavy Industries...............................       632,282
  74,000 Sumitomo Trust & Banking Co., Ltd. ......................       928,482
  73,000 Tokio Marine & Fire Insurance Co. .......................       863,596
  64,000 Tokyo Broadcasting System, Inc.  ........................     1,038,179
  99,000 Toray Industries Inc.  ..................................       626,403
 109,000 Toyo Trust & Banking Ltd. ...............................       996,415
                                                                     -----------
                                                                      36,811,331
                                                                     -----------

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 -------                                                             -----------

 COMMON STOCKS -- (CONTINUED)
         UNITED KINGDOM &
         POSSESSIONS--11.87%
  86,000 Allied Domecq plc.........................................  $   604,231
  67,307 BAT Industries plc........................................      448,671
 172,000 British Gas plc...........................................      536,945
  38,000 British Petroleum Co. plc.................................      394,235
 108,000 British Telecommunications plc............................      602,479
 147,161 BTR plc...................................................      622,900
 160,000 Caradon plc...............................................      618,408
  72,556 Carlton Communications plc................................      548,377
  88,218 Dalgety plc...............................................      421,032
  36,190 General Accident plc......................................      385,651
  36,942 General Electric Co. plc..................................      228,626
  37,000 Glaxo Holdings plc........................................      579,844
  40,000 Granada Group plc.........................................      536,100
 115,000 Inchcape plc..............................................      488,569
  46,204 Johnson Matthey plc.......................................      439,584
  58,000 Land Securities plc.......................................      632,585
  38,308 London Electricity plc....................................      367,758
  55,000 National Westminster Bank plc.............................      584,374
  55,000 Peninsular & Oriental Steam plc...........................      535,317
 111,000 Sainsbury (J) plc.........................................      641,794
  26,000 Shell Transportation & Trading Co. plc....................      396,676
  58,000 Smith (W H) Group plc.....................................      429,287
  37,864 Thai Euro Fund IDR........................................    1,116,988
 221,000 Wimpey (George) plc.......................................      444,379
                                                                     -----------
                                                                      12,604,810
                                                                     -----------
         FRANCE--6.12%
   7,535 Accor S.A.................................................      931,202
   8,313 Compagnie de Saint Gobain.................................    1,127,186
  10,199 Credit Local de France....................................      869,261
   9,200 Elf Aquitaine.............................................      719,783
  15,080 Lafarge Coppee S.A........................................      889,465
  20,593 Michelin CGDE, Class B (Registered).......................    1,051,091
  11,487 Total S.A., Class B.......................................      904,497
                                                                     -----------
                                                                       6,492,485
                                                                     -----------
         GERMANY--6.07%
  32,870 Bayer AG..................................................    1,200,050
   3,128 Mannesmann AG.............................................    1,171,924
  28,311 Siemens AG................................................    1,489,008
  23,801 Veba AG...................................................    1,246,348
   3,605 Volkswagen AG.............................................    1,341,659
                                                                     -----------
                                                                       6,448,989
                                                                     -----------
         HONG KONG--5.80%
 574,000 Amoy Properties Ltd.......................................      668,063
 174,000 Bank of East Asia Ltd.....................................      640,169
 125,000 Cheung Kong Holdings Ltd..................................      961,812
 248,500 Hong Kong Electric Holdings Ltd...........................      803,396
 145,000 Hutchison Whampoa.........................................      975,067
 115,000 Swire Pacific Ltd., Class A...............................    1,029,866
 260,000 Wharf (Holdings) Ltd......................................    1,075,936
                                                                     -----------
                                                                       6,154,309
                                                                     -----------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
INTERNATIONAL FUND -- (CONTINUED)




                                          VALUE
 SHARES                                 (NOTE 1)
 -------                               -----------

 COMMON STOCKS -- (CONTINUED)
         NETHERLANDS -- 5.74%
  16,951 ABN Amro Holdings N.V. ....   $   939,906
  13,575 Akzo Nobel N.V. ...........     1,645,022
  25,392 Koninklijke KNP N.V. ......       596,412
  13,600 Philips Electronics N.V. ..       491,078
  26,000 Vendex International N.V. .     1,013,263
  71,849 Verenigde Nederlandse
         Uitgeversbedrijven Verenigd
         Bezit N.V. ................     1,406,335
                                       -----------
                                         6,092,016
                                       -----------
         SWITZERLAND -- 5.30%
   1,013 Nestle AG (Registered).......   1,129,055
     209 Roche Holding AG...........     1,538,799
   1,507 Sandoz AG (Registered).......   1,809,409
   1,868 Winterthur Schweizerische
         Versicherungs..............     1,152,700
                                       -----------
                                         5,629,963
                                       -----------
         BRAZIL -- 3.48%
  25,642 Cia Vale do Rio Doce ADR...       508,548
  81,477 Eletrobras ADR.............     1,079,570
  26,829 Telebras ADR...............     2,106,077
                                       -----------
                                         3,694,195
                                       -----------
         SWEDEN -- 2.53%
  51,337 Ericsson, Class B..........     1,294,236
  64,882 Volvo AB, Class B..........     1,395,744
                                       -----------
                                         2,689,980
                                       -----------
         MEXICO -- 2.29%
  42,405 +Carso Global Telecom ADR..       221,290
 378,120 +Cifra S.A. ADR............       542,602
  82,325 +Cifra S.A., Series B......       118,682
 106,000 +Desaroios Sociedad Fomento
         Industries, Series B.......       595,521
  36,549 +Empresas ICA Sociedad
         Controladora S.A. ADR......       557,372
  42,405 ++Grupo Carso S.A. ADR.....       393,158
                                       -----------
                                         2,428,625
                                       -----------
         ITALY -- 2.14%
 204,053 Fiat S.p.A. ...............       573,815
 233,205 Italgas S.p.A. ............       873,370
 373,312 Telecom Italia S.p.A. .....       830,264
                                       -----------
                                         2,277,449
                                       -----------

                                                                         VALUE
  SHARES                                                               (NOTE 1)
 ---------                                                            -----------

 COMMON STOCKS -- (CONTINUED)
           AUSTRALIA -- 2.12%
   117,778 ANZ Banking Group Ltd. .................................   $   673,821
    41,238 Broken Hill Proprietary Co., Ltd. ......................       528,634
   320,955 MIM Holdings Ltd. ......................................       391,117
    65,000 News Corp., Ltd. .......................................       341,012
    48,784 Western Mining Corp. Holdings Ltd. .....................       313,841
                                                                      -----------
                                                                        2,248,425
                                                                      -----------
           TAIWAN -- 2.08%
        60 +Formosa Fund IDR.......................................       525,000
 1,220,000 +GP Taiwan Index Fund...................................     1,183,400
        60 +Taipei Fund IDR........................................       504,000
                                                                      -----------
                                                                        2,212,400
                                                                      -----------
           SPAIN -- 1.36%
    20,654 Repsol S.A. ............................................       679,344
    41,036 Telefonica de Espana S.A. ..............................       762,828
                                                                      -----------
                                                                        1,442,172
                                                                      -----------
           MALAYSIA -- 1.33%
    83,800 Malayan Banking Bhd. ...................................       832,683
   164,000 Tenaga Nasional Bhd. ...................................       575,921
                                                                      -----------
                                                                        1,408,604
                                                                      -----------
           KOREA -- 1.22%
        13 +Korea International Trust..............................       533,000
    74,640 +Schroder Korea Fund....................................       765,060
                                                                      -----------
                                                                        1,298,060
                                                                      -----------
           SINGAPORE -- 1.09%
    63,783 Development Bank of Singapore Ltd. (Foreign)..............     783,864
    22,342 +Singapore Sesdaq Fund..................................       368,643
                                                                      -----------
                                                                        1,152,507
                                                                      -----------
           CHILE -- 0.92%
     6,813 Enersis S.A. ADR........................................       219,719
    10,362 Genesis Chile Fund Ltd. (Participating Certificates)......     423,547
     5,875 Sociedad Quimica y Minera de Chile ADR..................       328,266
                                                                      -----------
                                                                          971,532
                                                                      -----------
           ARGENTINA -- 0.75%
     7,057 Telecom Argentina ADR...................................       284,891
    22,128 YPF S.A. ADR............................................       506,178
                                                                      -----------
                                                                          791,069
                                                                      -----------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
INTERNATIONAL FUND -- (CONTINUED)



                                         VALUE
 SHARES                                 (NOTE 1)
 -------                              ------------

 COMMON STOCKS -- (CONTINUED)
         DENMARK -- 0.67%
  15,000 Tele Danmark AS, Class B..   $    711,604
                                      ------------
         AUSTRIA -- 0.66%
   7,007 OMV AG....................        704,582
                                      ------------
         BELGIUM -- 0.48%
   1,485 Generale de Banque S.A. ..        512,966
                                      ------------
         TOTAL COMMON STOCKS
         (Cost $100,792,632).......    104,778,073
                                      ------------
 PREFERRED STOCK -- 0.88%
         FRANCE -- 0.88%
   8,935 Legrand S.A. (Cost
         $809,734).................        934,605
                                      ------------
 NO. OF
 RIGHTS
 -------
 RIGHTS -- 0.04%
         JAPAN -- 0.04%
   3,760 x/+Industrial Bank of
         Japan, expiring 10/18/96..         38,416
         BELGIUM -- 0.00%
     149 x/+Generale de Banque,
         expiring 10/04/96.........          3,073
                                      ------------
         TOTAL RIGHTS
         (Cost $0)...................       41,489
                                      ------------

  NO. OF                                                               VALUE
 WARRANTS                                                             (NOTE 1)
 --------                                                           ------------

 WARRANTS -- 0.03%
          UNITED KINGDOM & POSSESSIONS -- 0.03%
  30,565  +Angerstein Underwriting Trust plc, expiring 8/31/00...   $     15,305
   3,031  +BTR plc, expiring 10/18/96............................            593
   3,031  +BTR plc, expiring 11/30/97............................          1,375
   1,751  +BTR plc, expiring 11/26/98............................            199
   7,641  +Syndicate Capital Trust plc, expiring 10/31/99........          3,467
   3,475  +Thai Euro Fund IDR (Bonus)............................          6,081
                                                                    ------------
          TOTAL WARRANTS
          (Cost $20,007).........................................         27,020
                                                                    ------------

TOTAL INVESTMENTS
(Cost $101,622,373*).......................................  99.65% $105,781,187
OTHER ASSETS &
LIABILITIES (NET)..........................................   0.35       371,536
                                                            ------  ------------
NET ASSETS................................................. 100.00% $106,152,723
                                                            ======  ============

--------
*   --Aggregate cost for Federal tax and book purposes.
+   --Non-income producing.
++  --Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1996 these securities amounted to $393,158, or 0.37% of net assets.
x   --Security is valued at fair value. See Note 1 to financial statements.
ADR --American Depositary Receipt.
IDR --International Depositary Share.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
INTERNATIONAL FUND -- (CONTINUED)


   At September 30, 1996, sector diversification of the Fund's investment portfolio was as follows:

                                                            % OF
                                                            NET       MARKET
  SECTOR DIVERSIFICATION                                   ASSETS     VALUE
  ----------------------                                   ------  ------------
  Financial...............................................  27.51% $ 29,207,435
  Consumer Cyclical.......................................  17.01    18,056,985
  Capital Goods...........................................  12.38    13,139,333
  Utilities...............................................  12.13    12,877,042
  Raw/Intermediate Materials..............................  11.91    12,637,297
  Technology..............................................   5.80     6,155,949
  Consumer Staples........................................   5.21     5,532,214
  Transportation..........................................   4.31     4,574,218
  Energy..................................................   3.39     3,600,714
                                                           ------  ------------
  Total Investments.......................................  99.65% $105,781,187
  Other Assets and Liabilities (Net)......................   0.35       371,536
                                                           ------  ------------
  Net Assets.............................................. 100.00% $106,152,723
                                                           ======  ============

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
PACIFIC/ASIA FUND




                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- 96.58%
            HONG KONG -- 29.96%
  1,210,000 Amoy Properties Ltd. .................................   $ 1,408,287
    379,200 Bank of East Asia Ltd. ...............................     1,395,127
    490,000 Cathay Pacific Airways Ltd. ..........................       795,249
    335,000 Cheung Kong Holdings Ltd. ............................     2,577,656
    260,000 Citic Pacific Ltd. ...................................     1,176,805
    220,000 Dah Sing Financial Group..............................       773,846
  1,610,000 Guangdong Investments Ltd. ...........................     1,134,712
    147,400 Hang Seng Bank........................................     1,563,056
  3,538,000 Harbour Ring International Holdings...................       274,519
    220,000 Henderson China Holding Ltd. .........................       500,724
    468,000 Hong Kong & China Gas Co., Ltd. ......................       795,857
    416,500 Hong Kong Electric Holdings Ltd. .....................     1,346,537
    763,000 Hong Kong Telecom.....................................     1,381,388
     42,800 HSBC Holdings plc.....................................       794,253
    286,000 Hutchison Whampoa.....................................     1,923,236
    191,000 Jardine Strategic Holdings Ltd. ......................       607,380
    179,000 Mandarin Oriental International Ltd. .................       264,920
    300,000 New World Development Co., Ltd. ......................     1,575,109
    954,000 Qingling Motors Co., Class H..........................       367,027
    117,500 Sun Hung Kai Properties Ltd. .........................     1,249,790
    162,000 Swire Pacific Ltd., Class A...........................     1,450,768
    470,000 Wharf (Holdings) Ltd. ................................     1,944,962
  1,178,000 Zhenhai Refining & Chemical Co., Ltd., Class H .......       319,910
                                                                     -----------
                                                                      25,621,118
                                                                     -----------
            JAPAN -- 18.01%
     49,000 Asahi Chemical Industry Co., Ltd. ....................       318,382
     35,000 Chiyoda Corp. ........................................       379,548
     27,000 Dai-Ichi Kangyo Bank Ltd. ............................       454,920
         45 DDI Corp. ............................................       363,372
         75 East Japan Railway Co. ...............................       361,624
     29,000 Fujisawa Pharmaceutical Co. ..........................       275,498
     52,000 Honshu Paper Co., Ltd. ...............................       309,446
     22,000 Industrial Bank of Japan..............................       490,948
     32,000 Isetan Co. ...........................................       438,788
      7,000 Ito-Yokado Co., Ltd. .................................       397,114
     36,000 Kajima Corp. .........................................       332,318
     22,000 Kamigumi Co., Ltd. ...................................       185,338
     13,000 Katokichi Co., Ltd. ..................................       280,785
    113,000 Kumagai Gumi Co., Ltd. ...............................       405,091
      6,000 Kyocera Corp. ........................................       427,496
     22,000 Long-Term Credit Bank of Japan........................       158,326
     67,000 Marubeni Corp. .......................................       348,270
     29,000 Mitsubishi Estate Co., Ltd. ..........................       397,652
     41,000 Mitsubishi Heavy Industries Ltd. .....................       333,277

                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- (CONTINUED)
            JAPAN -- (CONTINUED)
     37,000 Mitsubishi Oil Co., Ltd. .............................   $   281,861
     86,000 Mitsui Mining & Smelting Co., Ltd. ...................       332,192
     11,000 Murata Manufacturing Co., Ltd. .......................       392,364
     26,000 Nikko Securities Co., Ltd. ...........................       277,290
         60 Nippon Telephone & Telegraph Corp. ...................       440,939
     65,000 Nippon Yusen..........................................       337,874
    180,000 +NKK Corp. ...........................................       461,373
     26,000 Nomura Securities Co., Ltd. ..........................       477,684
     45,000 Onward Kashiyama Co., Ltd. ...........................       629,145
     78,000 +Pacific Metals Co., Ltd. ............................       325,757
     26,000 Pioneer Electronic Corp. .............................       531,278
     31,000 Ricoh Co., Ltd. ......................................       316,724
     31,000 Sanwa Bank Ltd. ......................................       558,433
     27,000 Sekisui Chemical Co., Ltd. ...........................       319,412
     70,000 Sumitomo Corp. .......................................       612,923
     33,000 Sumitomo Electric Industries..........................       452,501
    106,000 +Sumitomo Heavy Industries, Ltd. .....................       403,746
     32,000 Sumitomo Trust & Banking Co., Ltd.....................       401,506
     38,000 Tokio Marine & Fire Insurance Co. ....................       449,543
     49,000 Tokyu Corp. ..........................................       344,291
     43,000 Toyo Trust & Banking..................................       393,081
                                                                     -----------
                                                                      15,398,110
                                                                     -----------
            AUSTRALIA -- 10.71%
      7,084 ANZ Banking Group Ltd. ...............................        40,528
    108,976 Broken Hill Proprietary Co., Ltd. ....................     1,396,974
    178,000 Comalco Ltd. .........................................       993,005
    887,000 MIM Holdings Ltd. ....................................     1,080,903
    108,000 National Australia Bank Ltd. .........................     1,136,626
    220,000 News Corp., Ltd. .....................................     1,154,193
    784,000 Pasminco Ltd. ........................................     1,153,908
    208,000 WMC Ltd. .............................................     1,338,123
    130,000 Woodside Petroleum Ltd. ..............................       862,045
                                                                     -----------
                                                                       9,156,305
                                                                     -----------
            MALAYSIA -- 9.66%
    288,000 DCB Holdings Bhd. ....................................       988,387
     90,000 Genting Bhd. .........................................       653,657
    138,000 Malayan Banking Bhd. .................................     1,371,244
        333 Malaysian International Shipping Bhd. (Foreign).......         1,023
    265,000 Petronas Gas Bhd. ....................................     1,078,654
    170,000 Resorts World Bhd. ...................................       963,327
     76,000 Rothmans of Pall Mall Bhd. ...........................       773,375
    470,000 Sime Darby Bhd. ......................................     1,556,726
    250,000 Tenaga Nasional Bhd. .................................       877,928
                                                                     -----------
                                                                       8,264,321
                                                                     -----------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
PACIFIC/ASIA FUND -- (CONTINUED)



                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- (CONTINUED)
            SINGAPORE -- 7.82%
    155,000 City Developments Ltd. ...............................   $ 1,321,304
    190,000 DBS Land Ltd. ........................................       628,969
     71,500 Development Bank of Singapore Ltd. (Foreign)..........       878,703
     47,000 Fraser & Neave Ltd. ..................................       484,123
     80,000 Keppel Corp., Ltd. ...................................       619,450
     92,400 Oversea-Chinese Banking Corp. Ltd. (Foreign)..........     1,109,299
    100,000 Singapore Airlines Ltd. (Foreign).....................     1,008,738
    105,000 Singapore Land Ltd. ..................................       637,742
                                                                     -----------
                                                                       6,688,328
                                                                     -----------
            THAILAND -- 4.21%
     60,000 Bangkok Bank Co., Ltd. (Foreign)......................       783,635
     10,684 Bangkok Insurance Co., Ltd. ..........................       168,120
      8,316 Bangkok Insurance Co., Ltd. (Foreign).................       131,512
    148,115 Dusit Thani Co., Ltd. (Foreign).......................       174,801
    275,000 National Petrochemical Co. (Foreign)..................       286,684
     40,000 Phatra Thanakit Co., Ltd. ............................       228,167
    285,000 Robinson Department Store Co. (Foreign)...............       639,064
     34,000 Siam City Cement Public Co., Ltd. ....................       232,730
    263,000 +TelecomAsia Corp. (Foreign)..........................       532,828
         14 Thailand International Fund...........................       427,000
                                                                     -----------
                                                                       3,604,541
                                                                     -----------
            TAIWAN -- 4.09%
        162 +Formosa Fund IDR.....................................     1,417,500
        175 +Taipei Fund IDR......................................     1,470,000
     50,000 +Taiwan American Fund.................................       612,500
                                                                     -----------
                                                                       3,500,000
                                                                     -----------
            KOREA -- 2.74%
      3,100 Hyundai Motor Co., Ltd. GDR...........................        36,425
     62,000 Korea Fund, Inc. .....................................     1,131,500
     20,000 +L.G. Chemical Ltd. GDR...............................       249,394
     90,000 +Schroder Korea Fund..................................       922,500
                                                                     -----------
                                                                       2,339,819
                                                                     -----------
            PAKISTAN -- 2.18%
     39,800 +Hub Power Co. GDR....................................       835,800
     45,000 +Pakistan Investment Fund, Inc. ......................       236,250
      9,050 +Pakistan Telecommunications Corp., GDR...............       791,875
                                                                     -----------
                                                                       1,863,925
                                                                     -----------

                                                                       VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                         -----------

 COMMON STOCKS -- (CONTINUED)
            PHILIPPINES -- 1.54%
    223,500 Ayala Land, Inc., Class B............................   $   272,977
     25,000 Manila Electric Co., Class B.........................       185,115
     14,124 +Philippine National Bank............................       233,154
    252,000 +Pilipino Telephone Corp. ...........................       346,260
     86,000 San Miguel Co., Class B..............................       282,290
                                                                    -----------
                                                                      1,319,796
                                                                    -----------
            INDIA -- 2.07%
     39,000 +Industrial Credit & Investment Corp. of India Ltd.,
            GDR..................................................       426,562
     40,000 +IS Himalayan Fund N.V. .............................       480,000
     54,000 +Morgan Stanley India Investment Fund, Inc. .........       472,500
     30,000 Tata Engineering & Locomotive Co., Ltd. GDR..........       393,600
                                                                    -----------
                                                                      1,772,662
                                                                    -----------
            NEW ZEALAND -- 1.48%
    573,329 Carter Holt Harvey Ltd. .............................     1,262,027
                                                                    -----------
            CHINA -- 1.20%
     18,800 +Huaneng Power International ADR.....................       312,550
  1,274,000 Shanghai Petrochemical Co., Class H..................       337,743
  1,550,000 Yizheng Chemical Fibre Company Ltd., Class H.........       376,836
                                                                    -----------
                                                                      1,027,129
                                                                    -----------
            INDONESIA -- 0.56%
    241,875 Panin Bank (Foreign).................................       234,375
     72,000 PT Indosat...........................................       242,636
                                                                    -----------
                                                                        477,011
                                                                    -----------
            UNITED STATES -- 0.35%
     10,000 Rutherford - Moran Oil Corp. ........................       296,250
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $82,957,302)...................................    82,591,342
                                                                    -----------
   NO. OF
   RIGHTS
 ----------
 RIGHTS -- 0.02%
            JAPAN -- 0.02%
      1,760 x/+Industrial Bank of Japan, expiring 10/18/96 (Cost
            $0)..................................................        17,982
                                                                    -----------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
PACIFIC/ASIA FUND -- (CONTINUED)

 PRINCIPAL                                                              VALUE
   AMOUNT                                                             (NOTE 1)
 ----------                                                          -----------

 DEMAND NOTES -- 2.74%
            UNITED STATES -- 2.74%
 $  564,000 Associates Corp. of North America Master Notes........   $   564,000
  1,781,000 General Electric Co. Promissory Notes.................     1,781,000
                                                                     -----------
            TOTAL DEMAND NOTES
            (Cost $2,345,000).....................................     2,345,000
                                                                     -----------

                                         VALUE
                                       (NOTE 1)
                                      -----------

 TOTAL INVESTMENTS
 (Cost $85,302,302*).......  99.34%   $84,954,324
 OTHER ASSETS & LIABILITIES
 (NET).....................   0.66        561,018
                            ------    -----------
 NET ASSETS................ 100.00%   $85,515,342
                            ======    ===========

--------
*-- Aggregate cost for Federal tax and book purposes.
+-- Non-income producing.
x-- Security is valued at fair value. See Note 1 to financial statements. ADR-- American Depositary Receipt.
GDR-- Global Depositary Receipt.
IDR-- International Depositary Share.





   At September 30, 1996, sector diversification of the Fund's investment portfolio was as follows:

                                                             % OF
                                                             NET      MARKET
  SECTOR DIVERSIFICATION                                    ASSETS     VALUE
  ----------------------                                    ------  -----------
  Financial................................................  45.56% $38,962,142
  Raw/Intermediate Materials...............................  12.49   10,679,303
  Consumer Cyclical........................................   9.85    8,422,204
  Capital Goods............................................   6.24    5,338,767
  Transportation...........................................   5.97    5,104,355
  Utilities................................................   5.83    4,983,780
  Consumer Staples.........................................   4.80    4,110,169
  Energy...................................................   4.24    3,627,216
  Demand Notes.............................................   2.74    2,345,000
  Technology...............................................   1.62    1,381,388
                                                            ------  -----------
  Total Investments........................................  99.34% $84,954,324
  Other Assets and Liabilities (Net).......................   0.66      561,018
                                                            ------  -----------
  Net Assets............................................... 100.00% $85,515,342
                                                            ======  ===========

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
PAN EUROPEAN FUND




                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- 93.56%
            UNITED KINGDOM & POSSESSIONS -- 33.83%
    130,000 Allied Domecq plc.....................................   $   913,373
    100,000 BAT Industries plc....................................       666,604
    300,000 British Gas plc.......................................       936,532
     58,000 British Petroleum Co. plc.............................       601,728
    170,000 British Telecommunications plc........................       948,346
    215,000 BTR plc...............................................       910,047
    235,000 Caradon plc...........................................       908,287
     92,000 Carlton Communications plc............................       695,334
    111,000 Dalgety plc...........................................       529,762
    100,000 General Accident plc..................................     1,065,628
     90,000 General Electric Co. plc..............................       556,990
     53,500 Glaxo Holdings plc....................................       838,423
     52,000 Granada Group plc.....................................       696,930
    165,000 Inchcape plc..........................................       700,990
     70,000 Johnson Matthey plc...................................       665,978
     85,000 Land Securities plc...................................       927,065
     65,000 London Electricity plc................................       624,002
     97,000 National Westminster Bank plc.........................     1,030,623
    260,000 NFC plc...............................................       740,462
    100,000 Peninsular & Oriental Steam...........................       973,305
    196,000 Sainsbury (J) plc.....................................     1,133,258
     42,000 Shell Transport & Trading Co. plc.....................       640,785
    107,000 Smith (W H) Group plc.................................       791,960
    300,000 Wimpey (George) plc...................................       603,230
                                                                     -----------
                                                                      19,099,642
                                                                     -----------
            FRANCE -- 14.72%
      3,500 Accor S.A. ...........................................       432,542
      6,000 Compagnie de Saint Gobain.............................       813,559
     10,030 Credit Local de France................................       854,857
     10,400 Elf Aquitaine.........................................       813,668
      2,500 Essilor International ADP.............................       508,475
      3,770 Imetal................................................       547,700
      9,551 Lafarge Coppee S.A. ..................................       563,347
     10,610 Michelin CGDE, Class B (Registered)...................       541,547
      1,000 Pinault-Printemps-Redoute S.A. .......................       368,039
      6,517 Primagaz S.A. ........................................       685,468
      1,950 Promodes..............................................       528,814
      6,000 Television Francaise 1................................       665,956
     12,540 Total S.A., Class B...................................       987,411
                                                                     -----------
                                                                       8,311,383
                                                                     -----------
            GERMANY -- 11.76%
     35,000 Bayer AG..............................................     1,277,814
      2,408 Mannesmann AG.........................................       902,171
      8,800 Metro AG..............................................       801,468
      7,000 SGL Carbon AG.........................................       816,407
     22,600 Siemens AG............................................     1,188,640

                                             VALUE
   SHARES                                  (NOTE 1)
 ----------                               -----------

 COMMON STOCKS -- (CONTINUED)
            GERMANY -- (CONTINUED)
     10,800 Veba AG...................    $   565,546
      2,920 Volkswagen AG.............      1,086,725
                                          -----------
                                            6,638,771
                                          -----------
            SWITZERLAND -- 8.26%
        941 Nestle AG (Registered)......    1,048,807
        197 Roche Holding AG..........      1,450,446
      1,340 Sandoz AG (Registered)......    1,608,897
        900 Winterthur Schweizerische
            Versicherungs (Registered)..      555,370
                                          -----------
                                            4,663,520
                                          -----------
            NETHERLANDS -- 7.30%
     16,400 ABN Amro Holdings N.V. ...        909,354
      1,795 Akzo Nobel N.V. ..........        217,519
     36,700 Elsevier N.V. ............        606,842
      4,000 Grolsch N.V. .............        160,093
     18,000 Koninklijke KNP N.V. .....        422,787
      4,800 Philips Electronics N.V. .        173,322
     26,000 Vendex International
            N.V. .....................      1,013,263
     31,700 Verenigde Nederlandse
            Vitgeversbedrijven
            Verenigd Bezit N.V. ......        620,479
                                          -----------
                                            4,123,659
                                          -----------
            SWEDEN -- 4.59%
     12,300 Astra AB, Class A.........        519,912
     31,770 Ericsson, Class B.........        800,941
     29,000 Sparbanken Sverige AB,
            Class A...................        420,277
     36,500 Stora Kopparbergs
            Bergslags AB, Class A.....        473,869
     14,000 +Swedish Match AB.........         42,269
      2,900 +Tornet Fastighets AB.....         33,710
     14,000 Volvo AB, Class B.........        301,168
                                          -----------
                                            2,592,146
                                          -----------
            ITALY -- 3.44%
    440,000 Credito Italiano S.p.A. ..        505,624
     29,500 Magneti Marelli S.p.A. ...         34,694
     10,200 Industrie Natuzzi S.p.A.
            ADR.......................        474,300
     78,000 Italgas S.p.A. ...........        292,116
    286,000 Telecom Italia S.p.A. ....        636,078
                                          -----------
                                            1,942,812
                                          -----------
            SPAIN -- 2.59%
     11,800 Argentaria S.A. ..........        489,291
      2,600 Cristaleria Espanola
            S.A. .....................        161,107
      5,500 Hidroelectrica del
            Cantabrico S.A., Class C..        166,757

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
PAN EUROPEAN FUND--(CONTINUED)





                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- (CONTINUED)
            SPAIN -- (CONTINUED)
     10,000 Repsol S.A. ..........................................   $   328,917
     16,850 Telefonica de Espana S.A. ............................       313,229
                                                                     -----------
                                                                       1,459,301
                                                                     -----------
            FINLAND -- 2.27%
      5,450 Cultor Oy 1...........................................       280,442
      6,400 Metra Oy, Class B.....................................       367,164
      9,000 Nokia AB..............................................       402,023
     11,100 +UPM-Kymmene OY.......................................       231,387
                                                                     -----------
                                                                       1,281,016
                                                                     -----------
            AUSTRIA -- 1.23%
      6,925 OMV AG................................................       696,337
                                                                     -----------
            PORTUGAL -- 0.88%
      5,460 Jeronimo Martins & Filho..............................       496,427
                                                                     -----------
            DENMARK -- 0.84%
     10,000 Tele Danmark AS, Class B..............................       474,403
                                                                     -----------
            NORWAY -- 0.71%
      8,500 Norsk Hydro AS........................................       397,990
                                                                     -----------
            BELGIUM -- 0.64%
      1,045 Generale de Banque S.A................................       360,976
                                                                     -----------
            GREECE -- 0.50%
      8,375 Hellenic Bottling Co. S.A. ...........................       284,840
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $44,874,398)....................................    52,823,223
                                                                     -----------
 PREFERRED STOCK -- 1.22%
            FRANCE -- 1.22%
      6,600 Legrand S.A. (Cost $619,152)..........................       690,363
                                                                     -----------
   NO. OF
   RIGHTS
 ----------
 RIGHTS -- 0.01%
            BELGIUM -- 0.01%
        105  x/+Generale De Banque, expiring 10/04/96 (Cost $0)...         2,162
                                                                     -----------

   NO. OF                                                              VALUE
  WARRANTS                                                           (NOTE 1)
 ----------                                                         -----------

 WARRANTS -- 0.03%
            UNITED KINGDOM & POSSESSIONS -- 0.03%
     29,000 +Angerstein Underwriting Trust plc, expiring 8/31/00.   $    14,521
        948 +BTR plc, expiring 11/26/98..........................           108
      4,000 +Syndicate Capital Trust plc, expiring 10/31/99......         1,815
                                                                    -----------
            TOTAL WARRANTS
            (Cost $13,246).......................................        16,444
                                                                    -----------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 4.65%
            UNITED STATES -- 4.65%
 $1,085,000 Associates Corp. of North America Master Notes.......     1,085,000
  1,540,000 General Electric Co. Promissory Notes................     1,540,000
                                                                    -----------
            TOTAL DEMAND NOTES
            (Cost $2,625,000)....................................     2,625,000
                                                                    -----------

TOTAL INVESTMENTS
(Cost $48,131,796*)........................................  99.47% $56,157,192
OTHER ASSETS & LIABILITIES (NET)...........................   0.53      300,943
                                                            ------  -----------
NET ASSETS................................................. 100.00% $56,458,135
                                                            ======  ===========

--------
*-- Aggregate cost for Federal tax and book purposes.
+-- Non-income producing.
x-- Security is valued at fair value. See Note 1 to financial statements. ADR-- American Depositary Receipt.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS MARCH 31, 1996
PAN EUROPEAN FUND -- (CONTINUED)




   At September 30, 1996, sector diversification of the Fund's investment portfolio was as follows:

                                                             % OF
                                                             NET      MARKET
  SECTOR DIVERSIFICATION                                    ASSETS     VALUE
  ----------------------                                    ------  -----------
  Consumer Cyclical........................................  25.09% $14,166,954
  Consumer Staples.........................................  12.73    7,189,130
  Financial................................................  12.70    7,171,273
  Raw/Intermediate Materials...............................  11.11    6,273,754
  Energy...................................................   8.85    4,994,508
  Utilities................................................   8.36    4,716,813
  Capital Goods............................................   6.49    3,660,873
  Technology...............................................   6.16    3,477,295
  Demand Notes.............................................   4.65    2,625,000
  Transportation...........................................   1.72      973,305
  Holding Company Diversified..............................   1.61      908,287
                                                            ------  -----------
  Total Investments........................................  99.47% $56,157,192
  Other Assets and Liabilities (Net).......................   0.53      300,943
                                                            ------  -----------
  Net Assets............................................... 100.00% $56,458,135
                                                            ======  ===========

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
EMERGING AMERICAS FUND



                                                                       VALUE
   SHARES                                                            (NOTE 1)
 -----------                                                        -----------

 COMMON STOCKS -- 77.55%
             MEXICO -- 25.74%
      99,000 Apasco S.A. ........................................   $   680,814
     172,000 +Carso Global Telecom- A-1..........................       451,252
     290,400 Cemex S.A., CPO.....................................     1,085,104
      53,274 Cemex S.A., Class A.................................       202,239
     661,307 +Cifra S.A., Class B................................       953,362
     598,000 +Controladora Comercial Mexicana S.A. de CV, Class
             B...................................................       554,657
     141,046 +Corporacion GEO S.A., Class B......................       659,722
     153,000 +Desaroios Sociedad Fomento Industries S.A., Series
             B...................................................       857,546
      61,100 +Empresas ICA Sociedad Controladora S.A. ADR........       931,775
     177,450 +Gruma S.A., Class B................................     1,108,622
     184,000 Grupo Carso S.A., Class A-1.........................       846,005
     255,000 +Grupo Financiero Banamex Accival S.A., Class B.....       550,749
      28,200 +Grupo Financiero Bancomer S.A. ADR.................       263,670
     134,000 Grupo Modelo S.A., Series C.........................       692,461
     107,000 +Invercorporation S.A., Class A-1...................        14,178
      44,540 Kimberly-Clark de Mexico S.A., Class A..............       844,531
      52,000 Telefonos de Mexico S.A., Class A...................        83,371
   1,276,000 Telefonos de Mexico S.A., Class L...................     2,042,412
      76,000 +Tubos de Acero de Mexico S.A. .....................       830,794
                                                                    -----------
                                                                     13,653,264
                                                                    -----------
             BRAZIL -- 19.58%
  80,146,843 Banco Bradesco......................................       597,431
      25,567 Cia Energetica de Minas Gerais ADR..................       760,618
      16,960 Cia Vale do Rio Doce................................       423,626
     295,000 +Cosipa.............................................       179,156
   8,470,800 Eletrobras..........................................     2,231,996
   1,175,064 x/+Light Participacoes S.A..........................       109,346
      82,000 Souza Cruz S.A......................................       546,185
  28,600,000 Telebras............................................     1,860,163
      35,700 Telebras ADR........................................     2,802,450
   5,165,731 +Telecomunicacoes de Sao Paulo S.A. ................       875,376
                                                                    -----------
                                                                     10,386,347
                                                                    -----------
             CANADA -- 10.73%
      17,000 Avenor, Inc. .......................................       271,575
      41,000 Bombardier, Inc., Class B...........................       584,209
      18,000 Canadian Pacific Ltd. ..............................       417,774
       5,000 Franco Nevada Mining Ltd. ..........................       187,477
      20,000 +Goldcorp, Inc., Class A............................       176,276

                                                                        VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                         -----------

 COMMON STOCKS -- (CONTINUED)
             CANADA -- (CONTINUED)
      71,000 +Gulf Canada Resources, Ltd. ........................   $   443,261
       8,200 Imasco, Ltd. ........................................       180,081
       6,300 Northern Telecom Ltd. ...............................       363,239
       6,800 Potash Corp. of Saskatchewan, Inc. ..................       496,452
      19,000 Quebecor Printing, Inc. .............................       313,294
      17,200 Rio Algom Ltd. ......................................       330,356
      12,300 +Talisman Energy, Inc. ..............................       336,974
      23,000 Telus Corp. .........................................       315,057
      26,000 Thomson Corp. .......................................       467,866
      17,700 Toronto Dominion Bank................................       359,460
      28,000 TransCanada Pipelines Ltd. ..........................       449,357
                                                                     -----------
                                                                       5,692,708
                                                                     -----------
             CHILE -- 7.44%
       5,565 Chilectra S.A. ADR...................................       301,721
       6,624 Compania de Telefonos de Chile ADR...................       640,044
       3,276 Embotelladora Andina S.A. ADR........................       113,841
      17,388 Enersis S.A. ADR.....................................       560,763
     173,830 Five Arrows Chile Investment Fund....................       516,379
      25,466 Genesis Chile Fund Ltd. (Participating Certificates)...   1,040,923
      15,000 Santa Isabel S.A. ADR................................       384,375
       6,976 Sociedad Quimica y Minera de Chile ADR...............       389,784
                                                                     -----------
                                                                       3,947,830
                                                                     -----------
             ARGENTINA -- 5.47%
     310,350 Astra S.A., Class B..................................       499,753
      74,243 Banco de Galicia y Buenos Aires S.A., Class B........       408,410
     113,169 Cia Naviera Perez Compania S.A., Class B.............       716,489
      18,200 Telefonica de Argentina S.A. ADR.....................       452,725
      35,950 YPF S.A. ADR.........................................       822,356
                                                                     -----------
                                                                       2,899,733
                                                                     -----------
             PERU -- 3.33%
         770 Cia de Minas Buenaventura, Class A...................         6,939
         193 +Cia de Minas Buenaventura, Class B..................         1,847
      68,145 Cia de Minas Buenaventura, Class T...................       615,424
      26,793 Credicorp Ltd........................................       509,067
     279,563 Telefonica del Peru S.A., Class B....................       632,026
                                                                     -----------
                                                                       1,765,303
                                                                     -----------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
EMERGING AMERICAS FUND -- (CONTINUED)



                                                                        VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                         -----------

 COMMON STOCKS -- (CONTINUED)
             COLOMBIA -- 2.73%
      53,770 Banco Industrial Colombiano ADR......................   $ 1,001,466
      32,750 ++Cementos Diamante ADR..............................       389,070
       4,520 Cementos Diamante GDR................................        53,698
                                                                     -----------
                                                                       1,444,234
                                                                     -----------
             VENEZUELA -- 2.53%
     370,000 Siderurgica Venezolana Sevensa ADR...................     1,342,952
                                                                     -----------
             TOTAL COMMON STOCKS (Cost $37,687,150)...............    41,132,371
                                                                     -----------
 PREFERRED STOCKS -- 16.74%
             BRAZIL -- 16.74%
 129,139,815 Banco Bradesco.......................................     1,100,516
   1,750,000 Brasmotor............................................       646,244
  16,000,000 +Cia Energetica de Sao Paulo.........................       463,904
      45,600 Cia Vale do Rio Doce.................................       904,496
   1,390,000 Itausa...............................................     1,089,235
  23,031,300 Lojas Americanas.....................................       390,285
  12,009,999 Petroleo Brasileiro S.A..............................     1,411,578
   1,611,870 Sacervesacia Brahma..................................     1,002,599
   6,654,025 Telecomunicacoes de Sao Paulo S.A....................     1,277,489
 601,000,000 Usinas Sider Minas Gerais............................       594,583
                                                                     -----------
             TOTAL PREFERRED STOCKS (Cost $8,202,826).............     8,880,929
                                                                     -----------
    NO.OF
   RIGHTS
 -----------
 RIGHTS -- 0.00%
             ARGENTINA -- 0.00%
      33,636 +Siderurgica Venez Sivens ADR
             (Cost $0)............................................             0
                                                                     -----------

 PRINCIPAL                                                              VALUE
   AMOUNT                                                             (NOTE 1)
 ----------                                                          -----------

 DEMAND NOTES -- 5.48%
 $1,116,000 Associates Corp. of North America Master Notes........   $ 1,116,000
  1,791,000 General Electric Co. Promissory Notes.................     1,791,000
                                                                     -----------
            TOTAL DEMAND NOTES (Cost $2,907,000)..................     2,907,000
                                                                     -----------

TOTAL INVESTMENTS (Cost $48,796,976*)......................  99.77% $52,920,300
OTHER ASSETS & LIABILITIES (NET)...........................   0.23      123,540
                                                            ------  -----------
NET ASSETS................................................. 100.00% $53,043,840
                                                            ======  ===========

--------
*-- Aggregate cost for Federal tax and book purposes.
+-- Non-income producing.
++-- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1996 these securities amounted to $389,070, or 0.73% of net assets.
x-- Security is valued at fair value. See Note 1 to financial statements. ADR-- American Depositary Receipt.
GDR-- Global Depositary Receipt.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
EMERGING AMERICAS FUND -- (CONTINUED)


   At September 30, 1996, sector diversification of the Fund's investment portfolio was as follows:

                                                             % OF
                                                             NET      MARKET
  SECTOR DIVERSIFICATION                                    ASSETS     VALUE
  ----------------------                                    ------  -----------
  Utilities................................................  21.14% $11,213,458
  Consumer Cyclical........................................  13.21    7,004,412
  Financial................................................  11.97    6,348,071
  Raw/Intermediate Materials...............................  11.96    6,344,691
  Capital Goods............................................   9.80    5,200,277
  Technology...............................................   7.19    3,814,175
  Holding Company Diversified..............................   6.14    3,258,216
  Demand Notes.............................................   5.48    2,907,000
  Energy...................................................   5.22    2,768,437
  Consumer Staples.........................................   6.87    3,643,788
  Transportation...........................................   0.79      417,775
                                                            ------  -----------
  Total Investments........................................  99.77% $52,920,300
  Other Assets and Liabilities (Net).......................   0.23      123,540
                                                            ------  -----------
  Net Assets............................................... 100.00% $53,043,840
                                                            ======  ===========

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in twenty managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for International Fund, Pacific/Asia Fund, Pan European Fund and Emerging Americas Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Funds, Inc. are presented separately.

 (A) PORTFOLIO VALUATION:

    Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded. Securities for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors. Investments in securities which are primarily traded on a domestic exchange are valued at the last sale price on that exchange or, if there was no recent sale, at the last current bid quotation.

    Investments in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    Forward foreign currency exchange contracts: The Portfolios' participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including, where applicable, amortization of discount on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

  (C) REPURCHASE AGREEMENTS:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value greater than 102% of the repurchase price (including accrued interest).

    If the value of the underlying security, including accrued interest, falls below the value of 102% of the repurchase price plus accrued interest, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    Dividends from net investment income are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies and deferral of losses on wash sales and post-October losses.

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (E) FEDERAL TAXES:

    It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1996, the Emerging Americas Fund had a capital loss carryforward for Federal tax purposes available to offset net capital gains of approximately $5,516,000 which will expire on March 31, 2004.

    Net capital losses and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio's next taxable year. International Fund, Pacific/Asia Fund, Pan European Fund and Emerging Americas Fund incurred, and expect to defer, net capital and currency losses of approximately $0 and $43,000; $0 and $8,000; $0 and $38,000; and $886,000 and $38,000, respectively, for the year ended March 31, 1996.

    At September 30, 1996, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

                                                                       NET
                                       TAX BASIS     TAX BASIS      UNREALIZED
                                       UNREALIZED    UNREALIZED    APPRECIATION
                                      APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                      ------------ -------------- --------------
   International Fund................  $9,262,424   $(5,103,610)    $4,158,814
   Pacific/Asia Fund.................   5,844,313    (6,192,291)      (347,978)
   Pan European Fund.................   9,829,980    (1,804,584)     8,025,396
   Emerging Americas Fund............   8,194,513    (4,071,189)     4,123,324

  (F) EXPENSE ALLOCATION:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

  United States Trust Company of New York ("U.S. Trust") serves as the investment adviser to Excelsior Fund. Foreign and Colonial Asset Management ("FACAM") serves as the sub-adviser to International Fund and Pan European Fund. Foreign and Colonial Emerging Markets Limited ("FCEML") serves as the sub-adviser to Pacific/Asia Fund and Emerging Americas Fund. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid quarterly, at the annual rate of 1% of the average daily net assets of each Portfolio. FACAM is entitled to receive from U.S. Trust an annual fee, computed and paid quarterly, at the annual rate of .70% of the average daily net assets of each of the International Fund and Pan European Fund. FCEML is entitled to receive from U.S. Trust an annual fee, computed and paid quarterly, at an annual rate of .70% of the average daily net assets of the Pacific/Asia Fund and .50% of the average daily net assets of the Emerging Americas Fund.

  Effective November 1, 1996, the sub-advisory arrangements between U.S. Trust and: (i) FACAM with respect to the International and Pan European Funds; and
(ii) FCEML with respect to the Emerging Americas and Pacific/Asia Fund have been terminated. U.S. Trust will continue to serve as investment adviser to, and will manage, the Funds pursuant to the investment advisory agreements currently in effect for such Funds.

  U.S. Trust, Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the rate of .20% of the average daily net assets of each Portfolio. For the six months ended September 30, 1996, Administration fees charged by U.S. Trust were as follows:

   International Fund................................................... $23,273
   Pacific/Asia Fund....................................................  17,883
   Pan European Fund....................................................  11,283
   Emerging Americas Fund...............................................  10,779

  From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust, the sub-advisers and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. Until further notice to Excelsior Fund, U.S. Trust intends to voluntarily waive fees and reimburse expenses to the extent necessary for Pacific/Asia Fund, Pan European Fund and Emerging Americas Fund to maintain an annual expense ratio of not more than 1.67%. For the six months ended September 30, 1996, no fees were waived or expenses reimbursed pursuant to this voluntary limitation.

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Until further notice to Excelsior Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable by such Portfolio. For the six months ended September 30, 1996, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. TRUST ADMINISTRATORS
                                                       ---------- --------------
   International Fund.................................  $46,137        $29
   Pacific/Asia Fund..................................   30,375         55
   Pan European Fund..................................   19,312          1
   Emerging Americas Fund.............................   19,528         31

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, serves as the sponsor and distributor of Excelsior Fund. Certain sales of Excelsior Fund's shares are subject to a maximum sales charge of 4.50% of the offering price. Shares of each Portfolio are sold on a continuous basis by the Distributor.

  Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. PURCHASES AND SALES OF SECURITIES:

  For the six months ended September 30, 1996, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                        CONTRIBUTION
                                             PURCHASES    IN KIND       SALES
                                            ----------- ------------ -----------
   International Fund...................... $14,282,471 $21,239,784  $25,961,163
   Pacific/Asia Fund ......................  34,203,436         --    20,963,996
   Pan European Fund.......................  10,517,726         --     5,203,589
   Emerging Americas Fund..................  11,598,337         --     7,793,023

4. COMMON STOCK:

  Excelsior Fund currently has authorized capital classified into forty classes of shares, each representing interests in one of twenty separate portfolios. Authorized capital for each Portfolio is as follows: with respect to the International Fund, 375 million shares of Common Stock and 500 million shares of Common Stock--Special Series 1; and with respect to each of the Emerging Americas, Pacific/Asia and Pan European Funds, 500 million shares of Common Stock and 500 million shares of Common Stock--Special Series 1. At September 30, 1996, no shares of Common Stock--Special Series 1 (Trust Shares) of any Portfolio were outstanding.

  Each share (irrespective of series designation) has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors.

                                          INTERNATIONAL FUND
                            --------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/96                  03/31/96
                            ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
                            ----------  ------------  ----------  ------------
Sold.......................    581,859  $  6,315,641   4,594,884  $ 48,428,812
Contribution in-kind.......  1,925,638  $ 21,239,784         --            --
Issued as reinvestment of
 dividends.................     11,782       127,546      11,746       124,300
Redeemed................... (1,687,863)  (18,326,920) (2,163,381)  (22,716,436)
                            ----------  ------------  ----------  ------------
Net Increase...............    831,416  $  9,356,051   2,443,249  $ 25,836,676
                            ==========  ============  ==========  ============
                                           PACIFIC/ASIA FUND
                            --------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/96                  03/31/96
                            ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
                            ----------  ------------  ----------  ------------
Sold.......................  2,255,548  $ 21,905,565   3,596,013  $ 33,056,971
Issued as reinvestment of
 dividends.................      8,006        78,131       7,394        67,403
Redeemed................... (1,025,434)   (9,864,029) (1,446,336)  (13,034,766)
                            ----------  ------------  ----------  ------------
Net Increase...............  1,238,120  $ 12,119,667   2,157,071  $ 20,089,608
                            ==========  ============  ==========  ============

                                            PAN EUROPEAN FUND
                              ------------------------------------------------
                                SIX MONTHS ENDED            YEAR ENDED
                                    09/30/96                 03/31/96
                              ----------------------  ------------------------
                               SHARES      AMOUNT       SHARES       AMOUNT
                              ---------  -----------  ----------  ------------
Sold.........................   986,163  $ 9,197,178   1,870,905  $ 16,533,893
Issued as reinvestment of
 dividends...................     3,580       32,652      12,177       104,293
Redeemed.....................  (314,118)  (2,924,519) (1,550,885)  (13,664,173)
                              ---------  -----------  ----------  ------------
Net Increase.................   675,625  $ 6,305,311     332,197  $  2,974,013
                              =========  ===========  ==========  ============
                                         EMERGING AMERICAS FUND
                              ------------------------------------------------
                                SIX MONTHS ENDED            YEAR ENDED
                                    09/30/96                 03/31/96
                              ----------------------  ------------------------
                               SHARES      AMOUNT       SHARES       AMOUNT
                              ---------  -----------  ----------  ------------
Sold......................... 1,625,898  $12,840,114   3,643,045  $ 25,964,699
Issued as reinvestment of
 dividends...................       270        2,196       4,539        31,637
Redeemed.....................  (995,669)  (7,630,425) (2,457,353)  (17,051,306)
                              ---------  -----------  ----------  ------------
Net Increase.................   630,499  $ 5,211,885   1,190,231  $  8,945,030
                              =========  ===========  ==========  ============

5. ORGANIZATION COSTS:

  Excelsior Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

                  [LOGO OF EXCELSIOR FUNDS INC. APPEARS HERE]




                               DOMESTIC EQUITY
                                  PORTFOLIOS



                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1996

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS....................................................    1
STATEMENTS OF ASSETS AND LIABILITIES......................................    2
STATEMENTS OF OPERATIONS..................................................    4
STATEMENTS OF CHANGES IN NET ASSETS.......................................    6
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS................    8
PORTFOLIOS OF INVESTMENTS
 Equity Fund..............................................................   12
 Income and Growth Fund...................................................   13
 Aging of America Fund....................................................   15
 Business and Industrial Restructuring Fund...............................   16
 Communication and Entertainment Fund.....................................   18
 Early Life Cycle Fund....................................................   19
 Environmentally-Related Products and Services Fund.......................   20
 Global Competitors Fund..................................................   21
 Long-Term Supply of Energy Fund..........................................   22
 Productivity Enhancers Fund..............................................   23
NOTES TO FINANCIAL STATEMENTS.............................................   24

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . INITIAL PURCHASE AND PROSPECTUS INFORMATION AND SHAREHOLDER SERVICES 1-800-446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and ex-penses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    EXCELSIOR FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, ITS PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

                            LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Shareholder:

  As we close out our tenth anniversary year for the funds, we continue to seek new opportunities to expand and improve our product offerings in response to your investment needs. To this end, there have been some recent developments which should be of interest to you and which I believe will further enhance our fund family.

  Our new alliance with the Excelsior Institutional Funds has enabled us to offer two new funds. The Excelsior Institutional Optimum Growth Fund and Institutional Value Equity Fund are both available to individual investors via a second class of shares, Trust Shares. The Optimum Growth Fund combines a mid- to large- capitalization growth strategy with a quantitative analysis in the selection of complimentary securities from the Russell 1000 universe. The Value Equity Fund applies a strict value-oriented philosophy to stock selection and is managed by David Williams of U. S. Trust Company of New York, who also manages the Excelsior Business & Industrial Restructuring Fund. In addition to these funds, we now offer the California Tax-Exempt Income Fund. This is an intermediate-term bond fund which intends to generate current income which is exempt from state and federal taxes for California residents.

  The extended Excelsior Funds Family now consists of fifteen domestic equity, five international, eleven fixed-income, and five money market funds totaling approximately $5.0 billion in assets. These funds have been designed to provide a comprehensive range of investment options and offer investors, both individual and institutional, an opportunity to allocate holdings in accordance with their specific investment objectives.

  Excelsior Fund shareholders are serviced by a dedicated team of professionals. We recognize the importance of excellent shareholder service and are committed to meeting your needs as investors in a proactive manner. We appreciate the confidence which your investment represents in the funds and strive to build on this confidence and expand our relationship with you as we enter our second decade of operation.

                                          Alfred C. Tannachion
                                          Chairman of the Board and President

EXCELSIOR FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 1996 (UNAUDITED)


                                                        INCOME AND   AGING OF
                                             EQUITY       GROWTH      AMERICA
                                              FUND         FUND        FUND
                                          ------------ ------------ -----------
  ASSETS:
   Investments, at cost -- see
   accompanying portfolios..............  $219,770,623 $ 95,964,103 $38,564,176
                                          ============ ============ ===========
   Investments, at value (Note 1).......  $284,906,150 $128,667,548 $47,542,019
   Cash.................................        35,557          120         510
   Dividends receivable.................       338,699      105,473      38,644
   Interest receivable..................        73,342      740,359       6,326
   Receivable for investments sold......       --           --          896,160
   Receivable for fund shares sold......       788,036      309,099      73,577
   Withholding tax receivable...........       --             3,117     --
   Prepaid expenses.....................         1,163          777         250
   Unamortized organization costs (Note
   5)...................................       --           --            5,253
                                          ------------ ------------ -----------
   TOTAL ASSETS.........................   286,142,947  129,826,493  48,562,739
  LIABILITIES:
   Payable for investments purchased....       --                       220,000
   Payable for fund shares redeemed.....        67,015       71,850      14,286
   Investment advisory fee payable (Note
   2)...................................       159,940       69,040      21,520
   Due to custodian bank................       --           --          --
   Accrued expenses and other payables..        92,387       51,744      23,094
                                          ------------ ------------ -----------
   TOTAL LIABILITIES....................       319,342      192,634     278,900
                                          ------------ ------------ -----------
  NET ASSETS............................  $285,823,605 $129,633,859 $48,283,839
                                          ============ ============ ===========
  NET ASSETS consist of:
   Undistributed (distributions in
   excess of) net investment income
   (loss)...............................  $    556,115 $    937,432 $    81,736
   Accumulated net realized gain (loss)
   on investments.......................     3,024,755    1,578,377     817,984
   Unrealized appreciation of
   investments and foreign currency
   translations.........................    65,135,527   32,703,432   8,977,843
   Par value (Note 4)...................        11,293        8,653       4,876
   Paid-in capital in excess of par
   value................................   217,095,915   94,405,965  38,401,400
                                          ------------ ------------ -----------
  TOTAL NET ASSETS......................  $285,823,605 $129,633,859 $48,283,839
                                          ============ ============ ===========
  SHARES:
   Net Assets...........................  $285,823,605 $129,633,859 $48,283,839
   Shares of Common Stock Outstanding...    11,293,033    8,652,523   4,876,065
   Net Asset Value Per Share............        $25.31       $14.98       $9.90
                                          ============ ============ ===========
  TRUST SHARES:
   Net Assets...........................       --           --          --
   Shares of Common Stock Outstanding...       --           --          --
   Net Asset Value Per Share............       --           --          --


                       See Notes to Financial Statements

    BUSINESS AND    COMMUNICATION              ENVIRONMENTALLY-              LONG-TERM
     INDUSTRIAL          AND      EARLY LIFE   RELATED PRODUCTS   GLOBAL      SUPPLY    PRODUCTIVITY
    RESTRUCTURING   ENTERTAINMENT    CYCLE       AND SERVICES   COMPETITORS  OF ENERGY   ENHANCERS
        FUND            FUND         FUND            FUND          FUND        FUND         FUND
    -------------   ------------- -----------  ---------------- ----------- ----------- ------------
     $77,410,440     $43,548,141  $81,249,471     $4,814,748    $69,947,248 $23,738,985 $24,578,871
     ===========     ===========  ===========     ==========    =========== =========== ===========
     $97,064,239     $51,334,378  $87,808,334     $6,422,128    $85,227,384 $28,518,525 $26,947,750
         --                  546          413        200,565            335         841         115
         166,613          21,601        8,120          4,285         73,420      34,109      12,643
           8,841          40,638       18,649          1,816         15,340      15,740       1,880
         --              --           --              --            --          --           --
         345,635         250,250      178,680         12,237        185,901      61,077      42,596
           5,142         --           --              --                567     --           --
             353             294          499             30            333         160         196
           5,253           5,254        5,253          5,253          5,253       5,253       5,253
    -----------      -----------  -----------     ----------    ----------- ----------- -----------
      97,596,076      51,652,961   88,019,948      6,646,314     85,508,533  28,635,705  27,010,433
       1,588,143         257,600      --              --            --          --          127,680
           6,534           6,236       45,508          2,863          8,635       6,735       4,832
          40,982          22,280       36,327          1,123         37,749      12,692      12,309
          42,494         --           --              --            --          --           --
          27,390          20,376       32,906          9,362         27,951      16,383      22,850
    -----------      -----------  -----------     ----------    ----------- ----------- -----------
       1,705,543         306,492      114,741         13,348         74,335      35,810     167,671
    -----------      -----------  -----------     ----------    ----------- ----------- -----------
     $95,890,533     $51,346,469  $87,905,207     $6,632,966    $85,434,198 $28,599,895 $26,842,762
     ===========     ===========  ===========     ==========    =========== =========== ===========
     $   236,176     $    25,817  $  (123,545)    $    2,720    $   159,481 $    73,624 $   (32,525)
       1,316,509        (223,216)   2,506,162       (248,408)        30,005   2,336,153  (1,240,432)
      19,653,684       7,786,237    6,558,863      1,607,380     15,280,104   4,779,540   2,368,879
           6,464           4,695        8,332            732          7,569       2,628       3,249
      74,677,700      43,752,936   78,955,395      5,270,542     69,957,039  21,407,950  25,743,591
    -----------      -----------  -----------     ----------    ----------- ----------- -----------
     $95,890,533     $51,346,469  $87,905,207     $6,632,966    $85,434,198 $28,599,895 $26,842,762
     ===========     ===========  ===========     ==========    =========== =========== ===========
     $95,854,203     $51,346,469  $87,902,442     $6,632,966    $85,434,198 $28,599,895 $26,842,762
       6,461,307       4,695,310    8,331,525        732,035      7,569,132   2,627,946   3,248,692
          $14.84          $10.94       $10.55          $9.06         $11.29      $10.88       $8.26
          ======          ======       ======          =====         ======      ======       =====
         $36,330         --            $2,765         --            --          --           --
           2,449         --               262         --            --          --           --
          $14.83         --            $10.55         --            --          --           --
          ======                       ======


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)


                                                        INCOME AND   AGING OF
                                             EQUITY       GROWTH     AMERICA
                                              FUND         FUND        FUND
                                           -----------  ----------  ----------
  INVESTMENT INCOME:
   Interest income.......................  $   352,364  $1,238,593  $   62,874
   Dividend income.......................    1,770,838     977,874     325,866
   Less: Foreign taxes withheld..........      --           (2,348)     --
                                           -----------  ----------  ----------
   TOTAL INCOME..........................    2,123,202   2,214,119     388,740
  EXPENSES:
   Investment advisory fees (Note 2).....      922,972     477,989     140,583
   Administrators' fees (Note 2).........      189,517      98,147      36,083
   Administrative servicing fees (Note
   2)....................................       71,520      51,945       8,903
   Shareholder servicing agent fees .....       55,100      34,350      15,153
   Custodian fees .......................       46,042      26,719      11,980
   Registration and filing fees..........        6,307       4,628       6,516
   Legal and audit fees..................       13,919       8,214       4,196
   Directors' fees and expenses (Note
   2)....................................        4,315       2,681         977
   Shareholder reports...................        8,196       3,209       1,793
   Amortization of organization costs
   (Note 5)..............................      --           --           2,094
   Distribution fees -- Trust Shares
   (Note 2)..............................      --           --          --
   Miscellaneous expenses................        4,372       2,976       1,358
                                           -----------  ----------  ----------
   TOTAL EXPENSES........................    1,322,260     710,858     229,636
   Fees waived by investment adviser and
   administrators (Note 2)...............      (71,520)    (51,945)     (8,903)
                                           -----------  ----------  ----------
   NET EXPENSES..........................    1,250,740     658,913     220,733
                                           -----------  ----------  ----------
  NET INVESTMENT INCOME (LOSS)...........      872,462   1,555,206     168,007
                                           -----------  ----------  ----------
  REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1):
   Net realized gain (loss):
   Security transactions.................    3,026,641   1,591,242   1,129,585
   Foreign currency translations.........      --           (7,539)     --
                                           -----------  ----------  ----------
   Total net realized gain (loss)........    3,026,641   1,583,703   1,129,585
   Change in unrealized appreciation
   (depreciation) of investments and
   foreign currency translations during
   the period............................    9,762,163   4,536,856    (751,173)
                                           -----------  ----------  ----------
   NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS.................   12,788,804   6,120,559     378,412
                                           -----------  ----------  ----------
   NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.............  $13,661,266  $7,675,765  $  546,419
                                           ===========  ==========  ==========

+ The Excelsior Fund began offering Trust Shares on September 19, 1996 and
  September 6, 1996 for Business and Industrial Restructuring Fund and Early Life Cycle Fund, respectively.

                       See Notes to Financial Statements

  BUSINESS AND    COMMUNICATION              ENVIRONMENTALLY-              LONG-TERM
   INDUSTRIAL          AND      EARLY LIFE   RELATED PRODUCTS   GLOBAL       SUPPLY    PRODUCTIVITY
  RESTRUCTURING   ENTERTAINMENT    CYCLE       AND SERVICES   COMPETITORS  OF ENERGY    ENHANCERS
      FUND+           FUND         FUND+           FUND          FUND         FUND         FUND
  -------------   ------------- -----------  ---------------- -----------  ----------  ------------
   $   35,529      $  141,280   $   138,704      $ 10,161     $  115,629   $   66,510   $  21,045
      785,336         125,747       125,857        19,221        548,406      196,765      84,073
       (5,067)         --           --              --            (3,358)      --           --
   ----------      ----------   -----------      --------     ----------   ----------   ---------
      815,798         267,027       264,561        29,382        660,677      263,275     105,118
      250,356         152,276       257,599        15,982        234,345       78,091      82,921
       64,258          39,084        66,117         5,903         60,149       20,063      21,232
       18,641          12,379        38,419         1,533         14,129        5,589       6,673
       23,289          23,005        26,305         3,671         17,111        6,169       7,283
       16,584           8,977        14,768         2,700         14,744        6,085      14,482
        6,564           6,552         6,542         4,331          6,302        3,951       4,666
        7,034           4,377         7,191           423          6,401        2,076       2,286
        1,665           1,087         1,793           105          1,551          526         628
        3,040           1,979         3,289           205          2,863          950       1,101
        2,093           2,094         2,094         2,094          2,093        2,093       2,094
            4          --           --              --            --           --           --
        1,843           1,621         2,408           431          1,771        1,234       1,242
   ----------      ----------   -----------      --------     ----------   ----------   ---------
      395,371         253,431       426,525        37,378        361,459      126,827     144,608
      (18,641)        (12,379)      (38,419)      (10,716)       (14,129)      (5,589)     (6,965)
   ----------      ----------   -----------      --------     ----------   ----------   ---------
      376,730         241,052       388,106        26,662        347,330      121,238     137,643
   ----------      ----------   -----------      --------     ----------   ----------   ---------
      439,068          25,975      (123,545)        2,720        313,347      142,037     (32,525)
   ----------      ----------   -----------      --------     ----------   ----------   ---------
    1,454,936        (223,215)    2,539,481       235,680        117,187    2,336,152    (649,434)
         (584)         --           --              --              (521)      --             238
   ----------      ----------   -----------      --------     ----------   ----------   ---------
    1,454,352        (223,215)    2,539,481       235,680        116,666    2,336,152    (649,196)
    4,545,215       2,999,844    (3,574,692)      597,001      3,275,557    1,223,017   1,438,803
   ----------      ----------   -----------      --------     ----------   ----------   ---------
    5,999,567       2,776,629    (1,035,211)      832,681      3,392,223    3,559,169     789,607
   ----------      ----------   -----------      --------     ----------   ----------   ---------
   $6,438,635      $2,802,604   $(1,158,756)     $835,401     $3,705,570   $3,701,206   $ 757,082
   ==========      ==========   ===========      ========     ==========   ==========   =========

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                       INCOME AND    AGING OF
                                           EQUITY        GROWTH       AMERICA
                                            FUND          FUND         FUND
                                        ------------  ------------  -----------
  SIX MONTHS ENDED SEPTEMBER 30, 1996
   (UNAUDITED)
  Net investment income (loss)........  $    872,462  $  1,555,206  $   168,007
  Net realized gain (loss) on
   investments........................     3,026,641     1,583,703    1,129,585
  Change in unrealized appreciation
   (depreciation) of investments and
   foreign currency translations
   during the period..................     9,762,163     4,536,856     (751,173)
                                        ------------  ------------  -----------
  Net increase (decrease) in net
   assets resulting from operations...    13,661,266     7,675,765      546,419
  Distributions to shareholders:
   From net investment income:
   Shares.............................      (426,927)   (1,610,638)    (134,298)
   Trust Shares.......................       --            --           --
   From net realized gain on
    investments:
   Shares.............................    (4,683,445)   (1,474,414)     --
   Trust Shares.......................       --            --           --
                                        ------------  ------------  -----------
    Total distributions...............    (5,110,372)   (3,085,052)    (134,298)
                                        ------------  ------------  -----------
  Increase (decrease) in net assets
   from fund share transactions (Note
   4):
   Shares.............................    88,698,907    (2,451,521)   3,079,945
   Trust Shares.......................       --            --           --
                                        ------------  ------------  -----------
    Total from fund share
     transactions.....................    88,698,907    (2,451,521)   3,079,945
                                        ------------  ------------  -----------
  Net increase (decrease) in net
   assets.............................    97,249,801     2,139,192    3,492,066
  NET ASSETS:
   Beginning of period................   188,573,804   127,494,667   44,791,773
                                        ------------  ------------  -----------
   End of period (1)..................  $285,823,605  $129,633,859  $48,283,839
                                        ============  ============  ===========
  YEAR ENDED MARCH 31, 1996
  Net investment income (loss)........  $    892,355  $  3,359,989  $   179,442
  Net realized gain on investments....    12,290,132     3,102,820      229,173
  Change in unrealized appreciation
   (depreciation) of investments and
   foreign currency translations
   during the year....................    24,331,637    19,139,107    7,454,373
                                        ------------  ------------  -----------
  Net increase in net assets resulting
   from operations....................    37,514,124    25,601,916    7,862,988
  Distributions to shareholders:
   From net investment income.........      (775,213)   (2,643,489)    (162,762)
   In excess of net investment
    income............................       --            --           --
   From net realized gain on
    investments.......................   (14,900,357)     (495,121)     --
   In excess of net realized gain on
    investments.......................       --            --           --
  Increase (decrease) in net assets
   from fund share transactions (Note
   4).................................    29,318,351     5,106,774   14,917,963
                                        ------------  ------------  -----------
  Net increase (decrease) in net
   assets.............................    51,156,905    27,570,080   22,618,189
  NET ASSETS:
   Beginning of year..................   137,416,899    99,924,587   22,173,584
                                        ------------  ------------  -----------
   End of year (2)....................  $188,573,804  $127,494,667  $44,791,773
                                        ============  ============  ===========

(1) Including undistributed (distributions in excess of) net investment income of $556,115 for Equity Fund, $937,432 for Income and Growth Fund, $81,736 for Aging of America Fund, $236,176 for Business and Industrial Restructuring Fund, $25,817 for Communication and Entertainment Fund, ($123,545) for Early Life Cycle Fund, $2,720 for Environmentally-Related Products and Services Fund, $159,481 for Global Competitors Fund, $73,624 for Long-Term Supply of Energy Fund and ($32,525) for Productivity Enhancers Fund.
(2) Including undistributed (distributions in excess of) net investment income of $110,580 for Equity Fund, $992,864 for Income and Growth Fund, $48,027 for Aging of America Fund, $137,328 for Business and Industrial Restructuring Fund, ($158) for Communication and Entertainment Fund, $121,474 for Global Competitors Fund and $38,043 for Long-Term Supply of Energy Fund.
(3) The Excelsior Fund began offering Trust Shares on September 19, 1996 and September 6, 1996 for Business and Industrial Restructuring Fund and Early Life Cycle Fund, respectively.

                       See Notes to Financial Statements

  BUSINESS AND    COMMUNICATION               ENVIRONMENTALLY-               LONG-TERM
   INDUSTRIAL          AND       EARLY LIFE   RELATED PRODUCTS   GLOBAL       SUPPLY     PRODUCTIVITY
  RESTRUCTURING   ENTERTAINMENT    CYCLE        AND SERVICES   COMPETITORS   OF ENERGY    ENHANCERS
     FUND(3)          FUND        FUND(3)           FUND          FUND         FUND          FUND
  -------------   ------------- ------------  ---------------- -----------  -----------  ------------
   $   439,068     $    25,975  $   (123,545)   $     2,720    $   313,347  $   142,037  $   (32,525)
     1,454,352        (223,215)    2,539,481        235,680        116,666    2,336,152     (649,196)
     4,545,215       2,999,844   (3,574,692)        597,001      3,275,557    1,223,017    1,438,803
   -----------     -----------  ------------    -----------    -----------  -----------  -----------
     6,438,635       2,802,604   (1,158,756)        835,401      3,705,570    3,701,206      757,082
      (340,220)        --            --              --           (275,340)    (106,456)      --
        --             --            --              --            --           --            --
    (1,356,232)       (243,367)  (2,045,462)         --            --          (260,419)  (2,588,996)
        --             --                (1)         --            --           --            --
   -----------     -----------  ------------    -----------    -----------  -----------  -----------
    (1,696,452)       (243,367)  (2,045,463)         --           (275,340)    (366,875)  (2,588,996)
   -----------     -----------  ------------    -----------    -----------  -----------  -----------
    17,060,282       1,837,892    13,045,958      1,850,799     10,699,477    1,971,073     (394,603)
        35,765         --              2,622         --            --           --            --
   -----------     -----------  ------------    -----------    -----------  -----------  -----------
    17,096,047       1,837,892    13,048,580      1,850,799     10,699,477    1,971,073     (394,603)
   -----------     -----------  ------------    -----------    -----------  -----------  -----------
    21,838,230       4,397,129     9,844,361      2,686,200     14,129,707    5,305,404   (2,226,517)
    74,052,303      46,949,340    78,060,846      3,946,766     71,304,491   23,294,491   29,069,279
   -----------     -----------  ------------    -----------    -----------  -----------  -----------
   $95,890,533     $51,346,469  $ 87,905,207    $ 6,632,966    $85,434,198  $28,599,895  $26,842,762
   ===========     ===========  ============    ===========    ===========  ===========  ===========
   $   430,247     $   112,007  $  (110,895)    $    (7,710)   $   327,789  $   183,715  $    53,347
     2,629,951       2,474,867     3,934,385         31,865        721,363      521,934    5,861,616
    11,536,487       1,240,983     6,178,733        923,672      9,216,453    3,435,626     (172,413)
   -----------     -----------  ------------    -----------    -----------  -----------  -----------
    14,596,685       3,827,857    10,002,223        947,827     10,265,605    4,141,275    5,742,550
      (345,537)       (105,302)      --              --           (257,433)    (168,020)     (53,347)
       --              --            --              --            --           --           (50,322)
      (987,000)     (2,340,896)  (4,027,696)         --            (85,339)     --        (4,101,238)
       --              --            --              --            (86,658)     --            --
    30,605,398      15,653,291    24,303,965     (1,360,084)    35,973,688    3,508,362    9,266,366
   -----------     -----------  ------------    -----------    -----------  -----------  -----------
    43,869,546      17,034,950    30,278,492       (412,257)    45,809,863    7,481,617   10,804,009
    30,182,757      29,914,390    47,782,354      4,359,023     25,494,628   15,812,874   18,265,270
   -----------     -----------  ------------    -----------    -----------  -----------  -----------
   $74,052,303     $46,949,340  $ 78,060,846    $ 3,946,766    $71,304,491  $23,294,491  $29,069,279
   ===========     ===========  ============    ===========    ===========  ===========  ===========

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS

   For a Fund share outstanding throughout each period.

                                                  NET REALIZED                                       DISTRIBUTIONS
                            NET ASSET    NET     AND UNREALIZED            DIVIDENDS    DIVIDENDS       FROM NET
                             VALUE,   INVESTMENT  GAIN (LOSS)   TOTAL FROM  FROM NET   IN EXCESS OF  REALIZED GAIN
                            BEGINNING   INCOME   ON INVESTMENTS INVESTMENT INVESTMENT NET INVESTMENT ON INVESTMENTS
                            OF PERIOD   (LOSS)    AND OPTIONS   OPERATIONS   INCOME       INCOME      AND OPTIONS
                            --------- ---------- -------------- ---------- ---------- -------------- --------------
  EQUITY FUND -- (4/25/85*)
  Year Ended March 31,
  1992....................   $14.13     $0.13        $2.23        $2.36      $(0.21)      $0.00          $0.00
  1993....................    16.28      0.08         3.01         3.09       (0.09)       0.00          (0.51)
  1994....................    18.77      0.05         1.16         1.21       (0.08)       0.00          (0.39)
  1995....................    19.17      0.07         2.67         2.74       (0.04)       0.00          (0.47)
  1996....................    21.40      0.12         5.21         5.33       (0.11)       0.00          (2.19)
  Six Months Ended
   September 30, 1996
   (Unaudited)............    24.43      0.09         1.44         1.53       (0.05)       0.00          (0.60)
  INCOME AND GROWTH FUND -- (1/6/87*)
  Year Ended March 31,
  1992....................   $ 8.36     $0.30        $0.72        $1.02      $(0.28)      $0.00          $0.00
  1993....................     9.10      0.27         2.43         2.70       (0.35)       0.00           0.00
  1994....................    11.45      0.31         0.46         0.77       (0.27)       0.00          (0.01)
  1995....................    11.94      0.38         0.26         0.64       (0.35)       0.00          (0.41)
  1996....................    11.82      0.39         2.61         3.00       (0.31)       0.00          (0.06)
  Six Months Ended
   September 30, 1996
   (Unaudited)............    14.45      0.18         0.70         0.88       (0.18)       0.00          (0.17)
  AGING OF AMERICA FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................   $ 7.00     $0.01        $0.00        $0.01      $ 0.00       $0.00          $0.00
  Year Ended March 31,
   1994...................     7.01      0.03        (0.02)        0.01       (0.03)       0.00           0.00
  Year Ended March 31,
   1995...................     6.99      0.04         0.85         0.89       (0.04)       0.00           0.00
  Year Ended March 31,
   1996...................     7.84      0.05         1.97         2.02       (0.05)       0.00           0.00
  Six Months Ended
   September 30, 1996
   (Unaudited)............     9.81      0.03         0.09         0.12       (0.03)       0.00           0.00
  BUSINESS AND INDUSTRIAL RESTRUCTURING FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................   $ 7.00     $0.02        $0.69        $0.71      $ 0.00       $0.00          $0.00
  Year Ended March 31,
   1994...................     7.71      0.06         1.96         2.02       (0.07)       0.00          (0.02)
  Year Ended March 31,
   1995...................     9.64      0.07         1.02         1.09       (0.06)       0.00          (0.12)
  Year Ended March 31,
   1996...................    10.55      0.10         3.71         3.81       (0.09)       0.00          (0.24)
  Six Months Ended
   September 30, 1996
   (Unaudited)............    14.03      0.07         1.04         1.11       (0.06)       0.00          (0.24)
  Trust Shares --
    (9/19/96*)
  Period Ended September
   30, 1996 (Unaudited)...    14.61      0.01         0.21         0.22        0.00        0.00           0.00
  COMMUNICATION AND ENTERTAINMENT FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................   $ 7.00     $0.01        $0.60        $0.61      $ 0.00       $0.00          $0.00
  Year Ended March 31,
   1994...................     7.61      0.02         1.52         1.54       (0.03)       0.00          (0.37)
  Year Ended March 31,
   1995...................     8.75      0.04         1.06         1.10       (0.04)       0.00          (0.17)
  Year Ended March 31,
   1996...................     9.64      0.03         1.30         1.33       (0.03)       0.00          (0.62)
  Six Months Ended
   September 30, 1996
   (Unaudited)............    10.32      0.01         0.66         0.67        0.00        0.00          (0.05)

  * Commencement of operations.
 ** Not annualized.
*** Annualized.
  + Total return data does not reflect the sales load payable on purchases of shares.
 ++ Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
+++ Portfolio turnover calculation excludes in-kind transfers, if any, of securities. See Note 3.
 # Beginning with fiscal year 1996, The Funds are required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period.

                       See Notes to Financial Statements

DISTRIBUTIONS IN                                                 RATIO OF NET RATIO OF GROSS RATIO OF NET
 EXCESS OF NET                                       NET ASSETS,  OPERATING     OPERATING     INVESTMENT
 REALIZED GAIN                  NET ASSET                END       EXPENSES      EXPENSES    INCOME (LOSS) PORTFOLIO   FEE
 ON INVESTMENTS       TOTAL     VALUE, END  TOTAL     OF PERIOD   TO AVERAGE    TO AVERAGE    TO AVERAGE   TURNOVER  WAIVERS
  AND OPTIONS     DISTRIBUTIONS OF PERIOD  RETURN+      (000)     NET ASSETS  NET ASSETS ++   NET ASSETS    RATE+++  (NOTE 2)
----------------  ------------- ---------- -------   ----------- ------------ -------------- ------------- --------- --------
     $ 0.00          $(0.21)      $16.28   16.87%     $ 71,614      1.15%         1.15%          0.87%        20%     $0.00
       0.00           (0.60)       18.77   19.26%      106,144      1.08%         1.08%          0.51%        24%      0.00
      (0.34)          (0.81)       19.17    6.54%      122,262      1.14%         1.14%          0.25%        17%      0.00
       0.00           (0.51)       21.40   14.65%      137,417      1.05%         1.08%          0.36%        23%      0.00
       0.00           (2.30)       24.43   26.45%      188,574      1.05%         1.12%          0.55%        27%      0.02
       0.00           (0.65)       25.31    6.32%**    285,824      1.02%***      1.07%***       0.71%***     50%***   0.01
     $ 0.00          $(0.28)      $ 9.10   12.42%     $ 23,254      1.23%         1.23%          3.52%        81%     $0.00
       0.00           (0.35)       11.45   30.45%       51,303      1.15%         1.15%          2.76%        28%      0.00
       0.00           (0.28)       11.94    6.69%       96,682      1.17%         1.17%          2.77%        28%      0.00
       0.00           (0.76)       11.82    5.74%       99,925      1.06%         1.09%          3.31%        36%      0.00
       0.00           (0.37)       14.45   25.83%      127,495      1.05%         1.11%          2.95%        22%      0.01
       0.00           (0.35)       14.98    6.17%**    129,634      1.03%***      1.11%***       2.44%***     27%***   0.01
     $ 0.00          $ 0.00       $ 7.01    0.14%     $  2,389      0.99%***      3.87%***       0.77%***     14%***  $0.03
       0.00           (0.03)        6.99    0.13%       10,583      0.99%         1.82%          0.59%        24%      0.04
       0.00           (0.04)        7.84   12.80%       22,174      0.99%         1.26%          0.63%        14%      0.02
       0.00           (0.05)        9.81   25.80%       44,792      0.93%         0.97%          0.54%        34%      0.00
       0.00           (0.03)        9.90    1.21%**     48,284      0.94%***      0.98%***       0.72%***     79%***   0.00
     $ 0.00          $ 0.00       $ 7.71   10.14%     $  1,935      0.99%***      5.85%***       2.48%***      9%***  $0.04
       0.00           (0.09)        9.64   26.40%       14,440      0.99%         1.73%          0.77%        75%      0.06
       0.00           (0.18)       10.55   11.49%       30,183      0.98%         1.08%          0.83%        82%      0.01
       0.00           (0.33)       14.03   36.48%       74,052      0.91%         0.95%          0.88%        56%      0.00
       0.00           (0.30)       14.84    7.98%**     95,891      0.90%***      0.95%***       1.05%***     52%***   0.00
       0.00            0.00        14.83    1.51%**         36      1.25%***      1.51%***       2.83%***     52%***   0.00
     $ 0.00          $ 0.00       $ 7.61    8.71%     $  5,785      0.99%***      2.20%***       1.06%***     25%***  $0.01
       0.00           (0.40)        8.75   20.07%       21,024      0.98%         1.16%          0.29%        60%      0.01
       0.00           (0.21)        9.64   12.87%       29,914      0.98%         1.06%          0.46%        56%      0.01
       0.00           (0.65)       10.32   13.48%       46,949      0.92%         0.97%          0.28%        65%      0.00
       0.00           (0.05)       10.94    6.47%**     51,346      0.95%***      1.00%***       0.10%***     59%***   0.00
DISTRIBUTIONS IN
 EXCESS OF NET
 REALIZED GAIN     AVERAGE
 ON INVESTMENTS   COMMISSION
  AND OPTIONS       RATE#
----------------  ----------
     $ 0.00            N/A
       0.00            N/A
      (0.34)           N/A
       0.00            N/A
       0.00            N/A
       0.00        $0.0599
     $ 0.00            N/A
       0.00            N/A
       0.00            N/A
       0.00            N/A
       0.00            N/A
       0.00        $0.0879
     $ 0.00            N/A
       0.00            N/A
       0.00            N/A
       0.00            N/A
       0.00        $0.0825
     $ 0.00            N/A
       0.00            N/A
       0.00            N/A
       0.00            N/A
       0.00        $0.0786
       0.00        $0.0786
     $ 0.00            N/A
       0.00            N/A
       0.00            N/A
       0.00            N/A
       0.00        $0.0557


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS (CONTINUED)

   For a Fund share outstanding throughout each period.

                                                  NET REALIZED                                       DISTRIBUTIONS
                            NET ASSET    NET     AND UNREALIZED            DIVIDENDS    DIVIDENDS       FROM NET
                             VALUE,   INVESTMENT  GAIN (LOSS)   TOTAL FROM  FROM NET   IN EXCESS OF  REALIZED GAIN
                            BEGINNING   INCOME   ON INVESTMENTS INVESTMENT INVESTMENT NET INVESTMENT ON INVESTMENTS
                            OF PERIOD   (LOSS)    AND OPTIONS   OPERATIONS   INCOME       INCOME      AND OPTIONS
                            --------- ---------- -------------- ---------- ---------- -------------- --------------
  EARLY LIFE CYCLE FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................    $7.00     $ 0.00       $ 0.40       $ 0.40     $0.00        $0.00          $ 0.00
  Year Ended March 31,
   1994...................     7.40      (0.01)        1.36         1.35      0.00         0.00           (0.09)
  Year Ended March 31,
   1995...................     8.66      (0.02)        1.31         1.29      0.00         0.00           (0.18)
  Year Ended March 31,
   1996...................     9.77      (0.02)        1.72         1.70      0.00         0.00           (0.69)
  Six Months Ended
   September 30, 1996
   (Unaudited)............    10.78      (0.01)        0.06         0.05      0.00         0.00           (0.28)
  Trust Shares --
    (9/6/96*)
  Period Ended September
   30, 1996 (Unaudited)...     9.98       0.00         0.57         0.57      0.00         0.00            0.00
  ENVIRONMENTALLY-RELATED PRODUCTS AND SERVICES FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................    $7.00     $ 0.00       $(0.05)      $(0.05)    $0.00        $0.00          $ 0.00
  Year Ended March 31,
   1994...................     6.95       0.00        (0.71)       (0.71)     0.00         0.00            0.00
  Year Ended March 31,
   1995...................     6.24      (0.01)       (0.01)       (0.02)     0.00        (0.01)           0.00
  Year Ended March 31,
   1996...................     6.21      (0.02)        1.54         1.52      0.00         0.00            0.00
  Six Months Ended
   September 30, 1996
   (Unaudited)............     7.73       0.00         1.33         1.33      0.00         0.00            0.00
  GLOBAL COMPETITORS FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................    $7.00     $ 0.01       $ 0.27       $ 0.28     $0.00        $0.00          $ 0.00
  Year Ended March 31,
   1994...................     7.28       0.05         0.41         0.46     (0.05)        0.00            0.00
  Year Ended March 31,
   1995...................     7.69       0.07         0.90         0.97     (0.07)        0.00            0.00
  Year Ended March 31,
   1996...................     8.59       0.07         2.27         2.34     (0.06)        0.00           (0.02)
  Six Months Ended
   September 30, 1996
   (Unaudited)............    10.83       0.04         0.46         0.50     (0.04)        0.00            0.00
  LONG-TERM SUPPLY OF ENERGY FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................    $7.00     $ 0.01       $ 0.80       $ 0.81     $0.00        $0.00          $ 0.00
  Year Ended March 31,
   1994...................     7.81       0.08        (0.12)       (0.04)    (0.07)        0.00            0.00
  Year Ended March 31,
   1995...................     7.70       0.09         0.24         0.33     (0.10)        0.00           (0.01)
  Year Ended March 31,
   1996...................     7.92       0.07         1.63         1.70     (0.07)        0.00            0.00
  Six Months Ended
   September 30, 1996
   (Unaudited)............     9.55       0.06         1.42         1.48     (0.04)        0.00           (0.11)
  PRODUCTIVITY ENHANCERS FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................    $7.00     $ 0.01       $(0.07)      $(0.06)    $0.00        $0.00          $ 0.00
  Year Ended March 31,
   1994...................     6.94       0.00         0.96         0.96      0.00        (0.02)           0.00
  Year Ended March 31,
   1995...................     7.88      (0.01)        0.35         0.34      0.00         0.00           (0.10)
  Year Ended March 31,
   1996...................     8.12       0.02         2.12         2.14     (0.02)       (0.01)          (1.40)
  Six Months Ended
   September 30, 1996
   (Unaudited)............     8.83      (0.01)        0.24         0.23      0.00         0.00           (0.80)

  * Commencement of operations
 ** Not annualized
*** Annualized
  + Total return data does not reflect the sales load payable on purchases of shares.
 ++ Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
+++ Portfolio turnover calculations excludes in-kind transfer, if any, of securities. See Note 3.
 # Beginning with fiscal year 1996, The Funds are required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period.

                       See Notes to Financial Statements

DISTRIBUTIONS IN                                                  RATIO OF NET RATIO OF GROSS RATIO OF NET
 EXCESS OF NET                                        NET ASSETS,  OPERATING     OPERATING     INVESTMENT
 REALIZED GAIN                  NET ASSET                 END       EXPENSES      EXPENSES    INCOME (LOSS) PORTFOLIO    FEE
 ON INVESTMENTS       TOTAL     VALUE, END  TOTAL      OF PERIOD   TO AVERAGE    TO AVERAGE    TO AVERAGE   TURNOVER   WAIVERS
  AND OPTIONS     DISTRIBUTIONS OF PERIOD  RETURN+       (000)     NET ASSETS  NET ASSETS ++   NET ASSETS    RATE+++   (NOTE 2)
----------------  ------------- ---------- -------    ----------- ------------ -------------- ------------- ---------  --------
     $0.00           $ 0.00       $ 7.40     5.71%      $ 5,512      0.99%***      2.70%***       0.12%***      4%***   $0.01
      0.00            (0.09)        8.66    18.27%       24,951      0.95%         1.15%         (0.25)%       20%       0.01
      0.00            (0.18)        9.77    15.16%       47,782      0.96%         1.04%         (0.23)%       42%       0.01
      0.00            (0.69)       10.78    18.29%       78,061      0.90%         0.98%         (0.17)%       38%       0.01
      0.00            (0.28)       10.55     0.15%**     87,905      0.90%***      0.99%***      (0.29)%***    42%***    0.00
      0.00             0.00        10.55    (5.71)%**     2,769      1.25%***      1.25%***      (0.59)%***    42%***    0.00
     $0.00           $ 0.00       $ 6.95    (0.71)%     $ 2,452      0.99%***      2.83%***       0.32%***      0%***   $0.02
      0.00             0.00         6.24   (10.15)%       4,533      0.99%         2.20%         (0.07)%       28%       0.05
      0.00            (0.01)        6.21    (0.27)%       4,359      0.99%         2.42%         (0.10)%       61%       0.09
      0.00             0.00         7.73    24.48%        3,947      0.99%         2.46%         (0.18)%       64%       0.12
      0.00             0.00         9.06    17.21%**      6,633      0.99%***      1.39%***       0.10%***     50%***    0.01
     $0.00           $ 0.00       $ 7.28     4.00%      $ 2,037      0.99%***      3.97%***       0.82%***      0%***   $0.03
      0.00            (0.05)        7.69     6.29%       10,059      0.99%         1.72%          0.81%        19%       0.05
      0.00            (0.07)        8.59    12.73%       25,495      0.97%         1.18%          1.04%        29%       0.01
     (0.02)           (0.10)       10.83    27.39%       71,304      0.89%         0.93%          0.73%        17%       0.00
      0.00            (0.04)       11.29     4.63%**     85,434      0.89%***      0.92%***       0.80%***      7%***    0.00
     $0.00           $ 0.00       $ 7.81    11.57%      $ 1,457      0.99%***      7.03%***       1.69%***      0%***   $0.05
      0.00            (0.07)        7.70    (0.57)%       6,830      0.99%         2.03%          1.21%         6%       0.07
      0.00            (0.11)        7.92     4.28%       15,813      0.98%         1.35%          1.18%        31%       0.03
      0.00            (0.07)        9.55    21.60%       23,294      0.96%         1.09%          0.88%        43%       0.01
      0.00            (0.15)       10.88    15.57%**     28,600      0.93%***      0.97%***       1.09%***    101%***    0.00
     $0.00           $ 0.00       $ 6.94    (0.86)%     $ 3,369      0.99%***      4.23%***       1.29%***    183%***   $0.03
      0.00            (0.02)        7.88    13.81%       15,702      0.99%         1.49%          0.01%       198%       0.10
      0.00            (0.10)        8.12     4.45%       18,265      0.99%         1.21%         (0.10)%      276%       0.02
      0.00            (1.43)        8.83    26.97%       29,069      0.98%         1.06%          0.20%       472%       0.01
      0.00            (0.80)        8.26     2.14%**     26,843      0.99%***      1.04%***      (0.23)%***   322%***    0.00
DISTRIBUTIONS IN
 EXCESS OF NET
 REALIZED GAIN     AVERAGE
 ON INVESTMENTS   COMMISSION
  AND OPTIONS       RATE#
----------------  ----------
     $0.00             N/A
      0.00             N/A
      0.00             N/A
      0.00             N/A
      0.00         $0.0424
      0.00         $0.0424
     $0.00             N/A
      0.00             N/A
      0.00             N/A
      0.00             N/A
      0.00         $0.0758
     $0.00             N/A
      0.00             N/A
      0.00             N/A
     (0.02)            N/A
      0.00         $0.0886
     $0.00             N/A
      0.00             N/A
      0.00             N/A
      0.00             N/A
      0.00         $0.0752
     $0.00             N/A
      0.00             N/A
      0.00             N/A
      0.00             N/A
      0.00         $0.0803


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
EQUITY FUND





                                                                       VALUE
 SHARES                                                               (NOTE 1)
 -------                                                            ------------
 COMMON STOCKS -- 94.16%
         FINANCIAL -- 24.70%
 121,200 Associates First Capital Corp. .........................   $  4,969,200
 100,000 Firstar Corp............................................      4,825,000
 185,000 Fleet Financial Group, Inc..............................      8,232,500
  43,240 General Re Corp.........................................      6,129,270
  70,000 MBIA, Inc...............................................      6,002,500
 151,038 Mellon Bank Corp. ......................................      8,949,002
 122,360 Morgan Stanley Group, Inc. .............................      6,087,410
 120,000 State Street Boston Corp................................      6,885,000
 300,000 United Asset Management Corp............................      7,087,500
 120,000 UNUM Corp. .............................................      7,695,000
 100,000 Washington Mutual, Inc..................................      3,725,000
                                                                    ------------
                                                                      70,587,382
                                                                    ------------
         CONSUMER CYCLICAL -- 15.70%
 186,000 Centex Corp.............................................      6,068,250
 105,000 Dayton Hudson Corp......................................      3,465,000
 200,000 Ford Motor Co...........................................      6,250,000
 170,000 Heilig-Meyers Co........................................      2,656,250
  90,000 Houghton Mifflin Co.....................................      4,241,250
  60,000 Luxottica Group S.p.A. ADR..............................      4,365,000
 102,834 McDonald's Corp.........................................      4,871,761
 110,000 +O'Reilly Automotive, Inc...............................      3,795,000
  70,000 Reuters Holdings plc ADR................................      4,838,750
  60,000 +Scholastic Corp........................................      4,320,000
                                                                    ------------
                                                                      44,871,261
                                                                    ------------
         TECHNOLOGY -- 11.15%
  59,570 +Cisco Systems, Inc.....................................      3,693,340
  37,480 Hewlett-Packard Co. ....................................      1,827,150
 130,000 +Informix Corp..........................................      3,623,750
  32,118 Intel Corp..............................................      3,063,254
  20,000 Lucent Technologies, Inc................................        917,500
  50,510 +Microsoft Corp. .......................................      6,654,692
  50,000 Motorola, Inc...........................................      2,581,250
  70,000 Texas Instruments, Inc. ................................      3,858,750
 131,220 Tyco International Ltd. ................................      5,658,863
                                                                    ------------
                                                                      31,878,549
                                                                    ------------
         CONSUMER STAPLES -- 15.26%
 160,000 Abbott Laboratories.....................................      7,880,000
 203,600 +Alliance Pharmaceutical Corp...........................      3,486,650
 220,000 +Cerner Corp............................................      3,410,000
 171,500 +FHP International Corp. ...............................      6,366,938
 136,610 +Forest Laboratories, Inc. .............................      4,935,036
 130,000 +Genzyme Corp...........................................      3,266,250
 153,724 Johnson & Johnson.......................................      7,878,355
  80,900 Pfizer, Inc.............................................      6,401,212
                                                                    ------------
                                                                      43,624,441
                                                                    ------------
         ENERGY -- 8.70%
 110,103 Louisiana Land & Exploration Co.........................      5,794,170
  66,849 Mobil Corp..............................................      7,737,772
 105,500 +United Meridian Corp...................................      4,800,250
 181,680 Unocal Corp.............................................      6,540,480
                                                                    ------------
                                                                      24,872,672
                                                                    ------------

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------
            CAPITAL GOODS -- 10.38%
     79,706 General Electric Co. ................................   $  7,253,246
    101,533 Illinois Tool Works, Inc.............................      7,323,068
    135,961 Thermo Electron Corp. ...............................      5,506,420
    161,991 Westinghouse Electric Corp...........................      3,017,082
    200,000 WMX Technologies, Inc. ..............................      6,575,000
                                                                    ------------
                                                                      29,674,816
                                                                    ------------
            UTILITIES -- 6.39%
    113,924 AT&T Corp............................................      5,952,529
    160,000 Enron Corp...........................................      6,520,000
    120,000 MCI Communications Corp..............................      3,060,000
     80,000 Vodafone Group plc ADR...............................      2,730,000
                                                                    ------------
                                                                      18,262,529
                                                                    ------------
            RAW/INTERMEDIATE MATERIALS -- 1.88%
    190,000 Pall Corp............................................      5,367,500
                                                                    ------------
            TOTAL COMMON STOCKS (Cost $204,003,623)..............    269,139,150
                                                                    ------------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 5.52%
 $5,816,000 Associates Corp. of North America Master Notes.......      5,816,000
  9,951,000 General Electric Co. Promissory Notes................      9,951,000
                                                                    ------------
            TOTAL DEMAND NOTES
            (Cost $15,767,000)...................................     15,767,000

                                                                   ------------
TOTAL INVESTMENTS
(Cost $219,770,623*)......................................  99.68% $284,906,150
OTHER ASSETS AND LIABILITIES (NET)........................   0.32       917,455
                                                           ------  ------------
NET ASSETS................................................ 100.00% $285,823,605
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.
 ADR -- American Depositary Receipt.


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
INCOME AND GROWTH FUND





                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- 66.68%
            CONSUMER CYCLICAL -- 16.66%
      3,495 Bayerische Motoren Werke AG..........................   $  2,000,316
     53,650 Clayton Homes, Inc...................................      1,180,300
     80,000 Heilig-Meyers Co.....................................      1,250,000
     63,000 Herman Miller, Inc...................................      2,551,500
     40,000 Luxottica Group S.p.A. ADR...........................      2,910,000
     56,000 McDonald's Corp......................................      2,653,000
     63,000 +SDL, Inc............................................      1,260,000
    120,000 ServiceMaster Ltd. Partnership.......................      2,910,000
     95,000 Smart & Final, Inc...................................      2,280,000
     90,000 Wiley (John) & Sons, Inc.,
            Class A..............................................      2,598,750
                                                                    ------------
                                                                      21,593,866
                                                                    ------------
            CONSUMER STAPLES -- 9.70%
     43,000 Gillette Co..........................................      3,101,375
     60,000 Johnson & Johnson....................................      3,075,000
     26,000 Kellogg Co...........................................      1,790,750
     65,000 Novo-Nordisk A.S., ADR...............................      2,567,500
      3,040 SMH AG (Bearer)......................................      2,045,571
                                                                    ------------
                                                                      12,580,196
                                                                    ------------
            TECHNOLOGY -- 9.49%
     45,000 +AES Corp............................................      1,766,250
     57,000 Adobe Systems, Inc...................................      2,123,250
    115,000 +Analog Devices, Inc.................................      3,119,375
    115,000 ECI Telecommunications Limited Designs...............      2,400,625
    266,000 Interleaf, Inc.......................................        615,125
    100,000 +Unitrode Corp.......................................      2,275,000
                                                                    ------------
                                                                      12,299,625
                                                                    ------------
            CAPITAL GOODS -- 7.38%
     49,500 Baldor Electric Co...................................        965,250
     62,000 Dover Corp...........................................      2,960,500
     30,000 Lincoln Electric Co..................................        900,000
     41,000 Raychem Corp.........................................      3,075,000
     50,000 Trinity Industries, Inc..............................      1,668,750
                                                                    ------------
                                                                       9,569,500
                                                                    ------------
            ENERGY -- 6.98%
     41,000 Norsk Hydro A.S., ADR................................      1,927,000
     60,000 +SEACOR Holdings, Inc................................      3,022,500
     90,000 +United Meridian Corp................................      4,095,000
                                                                    ------------
                                                                       9,044,500
                                                                    ------------
            FINANCIAL -- 6.73%
     21,750 American International Group, Inc....................      2,191,313
     26,000 Household International, Inc.........................      2,138,500
     48,000 Morgan Stanley Group, Inc............................      2,388,000
     69,333 Mutual Risk Management Ltd...........................      2,010,657
                                                                    ------------
                                                                       8,728,470
                                                                    ------------

                                                                      VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                        ------------

            RAW/INTERMEDIATE MATERIALS -- 6.29%
     41,000 Nucor Corp..........................................   $  2,080,750
     70,000 Pall Corp...........................................      1,977,500
     36,000 Pioneer Hi-Bred International, Inc..................      2,178,000
     95,000 Worthington Industries, Inc.........................      1,911,875
                                                                   ------------
                                                                      8,148,125
                                                                   ------------
            UTILITIES -- 2.23%
     65,000 +NEXTEL Communications, Inc., Class A...............      1,194,375
     72,000 UGI Corp............................................      1,692,000
                                                                   ------------
                                                                      2,886,375
                                                                   ------------
            TRANSPORTATION -- 1.22%
     20,000 +Federal Express Corp...............................      1,585,000
                                                                   ------------
            TOTAL COMMON STOCKS (Cost $56,132,543)..............     86,435,657
                                                                   ------------
 CONVERTIBLE PREFERRED STOCKS -- 8.32%
            FINANCIAL -- 6.22%
    325,000 Capstead Mortgage Corp.,
            Series B, Preferred
            Exchange $1.26......................................      4,834,375
     57,975 Catellus Development Corp., Series A, Preferred
            Exchange $3.75......................................      3,232,106
                                                                   ------------
                                                                      8,066,481
                                                                   ------------
            ENERGY -- 2.10%
     80,000 Callon Petro Co., Series A, Preferred Exchange
            $2.13...............................................      2,720,000
                                                                   ------------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $9,590,928)...................................     10,786,481
                                                                   ------------
 PRINCIPAL
   AMOUNT
 ----------
 CORPORATE BONDS -- 4.60%
            RAW/INTERMEDIATE MATERIALS -- 1.59%
 $2,000,000 Fort Howard Sr. Notes,
            9.25%, 03/15/2001 ..................................      2,060,000
                                                                   ------------
            ENERGY -- 1.53%
  2,000,000 Vintage Petro Sr. Sub-Notes, 9.00%, 12/15/2005 .....      1,985,000
                                                                   ------------
            TRANSPORTATION -- 1.48%
  2,000,000 Greyhound Lines, Inc., Debenture,
            10.00%, 07/31/2001                                        1,920,000
                                                                   ------------
            TOTAL CORPORATE BONDS (Cost $5,808,487).............      5,965,000
                                                                   ------------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
INCOME AND GROWTH FUND -- (CONTINUED)





 PRINCIPAL                                                             VALUE
   AMOUNT                                                             (NOTE 1)
 ----------                                                         ------------

 CONVERTIBLE BONDS -- 15.77%
            TECHNOLOGY -- 13.44%
 $3,400,000 BBN Corp.,
            6.00%, 04/01/2012....................................   $  2,919,750
  4,236,000 Kollmorgen Corp.,
            Sub-Debenture,
            8.75%, 05/01/2009....................................      4,257,180
  4,959,000 Network Equipment Technologies, Inc.,
            Sub-Debenture,
            7.25%, 05/15/2014....................................      4,190,355
  3,200,000 Storage Technology Corp.,
            8.00%, 05/31/2015....................................      3,768,000
  2,500,000 VLSI Technology,
            8.25%, 10/01/2005 ...................................      2,290,625
                                                                    ------------
                                                                      17,425,910
                                                                    ------------
            CONSUMER STAPLES -- 2.33%
  3,400,000 Novacare, Inc., Sub-Debenture, 5.50%, 01/15/2000           3,017,500
                                                                    ------------
            TOTAL CONVERTIBLE BONDS (Cost $19,395,145)...........     20,443,410
                                                                    ------------
 DEMAND NOTES -- 3.88%
  1,205,000 Associates Corp. of North America Master Notes.......      1,205,000
  3,832,000 General Electric Co. Promissory Notes................      3,832,000
                                                                    ------------
            TOTAL DEMAND NOTES
            (Cost $5,037,000)....................................      5,037,000
                                                                    ------------

TOTAL INVESTMENTS
(Cost $95,964,103*).......................................  99.25% $128,667,548
OTHER ASSETS AND LIABILITIES (NET)........................   0.75       966,311
                                                           ------  ------------
NET ASSETS................................................ 100.00% $129,633,859
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.
 ADR -- American Depositary Receipt.


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
AGING OF AMERICA FUND





                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- 95.09%
            CONSUMER STAPLES -- 34.29%
     40,000 +Assisted Living Concepts, Inc........................   $   760,000
     13,000 Campbell Soup Co. ....................................     1,014,000
     30,000 Carnival Corp., Class A...............................       930,000
     20,000 Columbia/HCA Healthcare Corp..........................     1,137,500
     12,000 Eastman Kodak Co. ....................................       942,000
     35,000 First Brands Corp. ...................................       914,375
     20,000 +Forest Laboratories, Inc. ...........................       722,500
     40,000 +Genzyme Corp. .......................................     1,005,000
     15,000 Gillette Co...........................................     1,081,875
     45,000 +Healthsource, Inc. ..................................       663,750
     25,000 +Healthsouth Corp.....................................       959,375
     18,000 Johnson & Johnson.....................................       922,500
     20,000 +Living Centers of America, Inc. .....................       500,000
     37,500 Mattel, Inc. .........................................       970,312
     25,000 +Medaphis Corp. ......................................       371,875
     25,000 PepsiCo, Inc..........................................       706,250
     14,000 Pfizer, Inc. .........................................     1,107,750
     20,500 United Healthcare Corp. ..............................       853,313
     15,715 Walt Disney Co. ......................................       995,938
                                                                     -----------
                                                                      16,558,313
                                                                     -----------
            CONSUMER CYCLICAL -- 30.61%
     22,000 Black & Decker Corp...................................       913,000
     45,000 +Coleman Co., Inc. ...................................       663,750
     27,500 Fisher Scientific International.......................     1,134,375
     11,000 Gannett Co., Inc. ....................................       774,125
     18,000 General Motors Corp...................................       864,000
     43,000 +General Nutrition Cos., Inc. ........................       752,500
     50,000 Heartstream, Inc. ....................................       712,500
     24,000 Lowe's Cos., Inc. ....................................       981,000
     21,000 Marriott International, Inc. .........................     1,157,625
     40,000 Metromail Corp. ......................................       865,000
      8,250 Pittway Corp., Class A................................       368,156
     30,000 +Proffitt's, Inc. ....................................     1,185,000
     20,000 +Readicare, Inc. .....................................       166,250
     40,000 +Revco D.S., Inc. ....................................     1,175,000
     20,000 Sears, Roebuck & Co. .................................       895,000
     30,000 Stewart Enterprises, Inc., Class A....................     1,012,500
     30,000 Time Warner, Inc. ....................................     1,158,750
                                                                     -----------
                                                                      14,778,531
                                                                     -----------
            FINANCIAL -- 19.67%
     20,000 Allstate Corp. .......................................       985,000
     19,000 American Express Co...................................       878,750
     25,200 Associates First Capital Corp.........................     1,033,200
     30,000 Barnett Banks of Florida, Inc.........................     1,012,500
     16,000 Dean Witter Discover & Co. ...........................       880,000
     40,000 Hospitality Properties Trust..........................     1,070,000
     30,000 Meditrust Corp. ......................................     1,038,750
     15,000 Mellon Bank Corp. ....................................       888,750
     23,400 Summit Bancorp (New Jersey)...........................       930,150
     12,200 UNUM Corp. ...........................................       782,325
                                                                     -----------
                                                                       9,499,425
                                                                     -----------

                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

            UTILITIES -- 3.61%
     17,000 AT&T Corp. ...........................................   $   888,250
     40,000 +Worldcom, Inc. ......................................       855,000
                                                                     -----------
                                                                       1,743,250
                                                                     -----------
            TECHNOLOGY -- 3.53%
     46,000 +Alliance Pharmaceutical Corp. .......................       787,750
     10,000 +Compaq Computer......................................       641,250
     26,000 General Surgical Innovations, Inc. ...................       273,000
                                                                     -----------
                                                                       1,702,000
                                                                     -----------
            CAPITAL GOODS -- 3.38%
      7,000 Boeing Co.............................................       661,500
     24,000 Thermo Electron Corp. ................................       972,000
                                                                     -----------
                                                                       1,633,500
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $36,937,176)....................................    45,915,019
                                                                     -----------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 3.37%
 $  559,000 Associates Corp. of North America Master Notes........       559,000
  1,068,000 General Electric Co.
            Promissory Notes......................................     1,068,000
                                                                     -----------
            TOTAL DEMAND NOTES
            (Cost $1,627,000).....................................     1,627,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $38,564,176*)........................................  98.46% $47,542,019
OTHER ASSETS AND LIABILITIES (NET).........................   1.54      741,820
                                                            ------  -----------
NET ASSETS................................................. 100.00% $48,283,839
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
BUSINESS AND INDUSTRIAL RESTRUCTURING FUND





                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- 95.23%
            FINANCIAL -- 21.66%
     25,000 Associates First Capital Corp.........................   $ 1,025,000
    101,250 Bank Plus Corp. ......................................     1,050,469
     16,000 Bankers Trust New York Corp. .........................     1,258,000
     15,000 Chase Manhattan Corp. ................................     1,201,875
     39,000 Donaldson, Lufkin & Jenrette, Inc.....................     1,369,875
     63,000 Everest Re Holdings, Inc..............................     1,559,250
     62,000 FBL Financial Group, Inc., Class A....................     1,317,500
     50,000 GCR Holdings Ltd. ....................................     1,206,250
     66,000 Imperial Thrift & Loan Association....................       874,500
     35,000 Invesco plc-Sponsored ADR.............................     1,295,000
     79,000 +Medaphis Corp........................................     1,175,125
     22,000 Mellon Bank Corp......................................     1,303,500
     33,000 Mid Ocean Ltd.........................................     1,406,625
     33,000 PNC Bank Corp.........................................     1,101,375
    104,539 Prime Retail, Inc. ...................................     1,202,199
     15,000 Student Loan Marketing Association....................     1,119,375
     26,500 Travelers Group, Inc..................................     1,301,812
                                                                     -----------
                                                                      20,767,730
                                                                     -----------
            CONSUMER STAPLES -- 17.72%
     34,000 +Amerisource Health Corp., Class A....................     1,513,000
     50,000 +Apria Healthcare Group, Inc. ........................       937,500
     30,000 Avon Products, Inc. ..................................     1,488,750
     13,000 Bristol-Myers Squibb Co...............................     1,252,875
     15,000 CPC International, Inc................................     1,123,125
     42,000 Dial Corp.............................................       577,500
     20,000 Eastman Kodak Co. ....................................     1,570,000
     37,000 +FHP International Corp...............................     1,373,625
     20,000 General Mills, Inc. ..................................     1,207,500
     47,000 Integrated Health Services, Inc. .....................     1,186,750
     84,000 Suiza Foods Corp......................................     1,407,000
     50,000 Sunbeam Corp..........................................     1,156,250
     29,000 Sunrise Assisted Living, Inc. ........................       812,000
     21,000 Warner Lambert Co. ...................................     1,386,000
                                                                     -----------
                                                                      16,991,875
                                                                     -----------
            TECHNOLOGY -- 14.34%
     40,000 Adobe Systems, Inc....................................     1,490,000
     35,000 +Bell & Howell Holdings Co............................     1,111,250
     60,000 +Coltec Industries, Inc...............................       960,000
     75,000 +General DataComm Industries, Inc. ...................       843,750
     12,000 International Business Machines Corp..................     1,494,000
     50,000 +International Rectifier Corp.........................       693,750
     96,000 +Intersolv, Inc. .....................................       876,000
     75,000 Loral Space & Communications..........................     1,181,250
     40,000 Metromail Corp. ......................................       865,000
     67,000 Phoenix Technologies Ltd. ............................     1,155,750
     27,000 +Plantronics, Inc. ...................................     1,015,875
      4,000 +Plasma-Therm, Inc. ..................................        15,500
     23,000 Texas Instruments, Inc. ..............................     1,267,875
     38,600 Watkins Johnson Co....................................       781,650
                                                                     -----------
                                                                      13,751,650
                                                                     -----------

                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

            CONSUMER CYCLICAL -- 14.26%
     43,000 +American Standard Cos., Inc. ........................   $ 1,472,750
     59,500 Aviation Sales Co.....................................     1,145,375
     76,000 Collaborative Clinical Research, Inc..................     1,026,000
    107,000 +Data Documents, Inc. ................................     1,123,500
     40,000 +D.R. Horton, Inc.....................................       390,000
     43,000 Ford Motor Co.........................................     1,343,750
     16,785 +Fresenius Medical Care AG ADR........................       390,251
     20,000 Nitinol Medical Technologies, Inc.....................       220,000
     36,000 Nokia Corp., Class A, ADR.............................     1,593,000
     15,000 RockShox, Inc. .......................................       225,000
     28,000 Univision Communications, Inc. .......................       938,000
     65,000 Viad Corp. ...........................................       910,000
     70,000 +Woolworth Corp. .....................................     1,443,750
     27,000 XEROX Corp............................................     1,447,875
                                                                     -----------
                                                                      13,669,251
                                                                     -----------
            RAW/INTERMEDIATE MATERIALS -- 7.22%
     37,500 Cambrex Corp..........................................     1,270,312
     15,000 Dow Chemical Co.......................................     1,203,750
     55,000 +Fort Howard Corp. ...................................     1,333,750
     35,000 Rayonier, Inc. .......................................     1,391,250
     14,000 St. Joe Paper Co. ....................................       892,500
     16,000 W.R. Grace & Co.......................................       832,000
                                                                     -----------
                                                                       6,923,562
                                                                     -----------
            ENERGY -- 6.81%
     50,000 Dailey Petroleum Services Corp........................       437,500
     61,000 +Flores & Rucks, Inc. ................................     2,356,125
     13,000 Mobil Corp............................................     1,504,750
     80,000 +Nabors Industries, Inc. .............................     1,090,000
     50,000 YPF S.A. ADR..........................................     1,143,750
                                                                     -----------
                                                                       6,532,125
                                                                     -----------
            CAPITAL GOODS -- 6.54%
     20,000 AlliedSignal, Inc. ...................................     1,317,500
     15,000 Boeing Co.............................................     1,417,500
     80,000 Hvide Marine, Inc., Class A...........................     1,020,000
     25,000 McDonnell Douglas Corp. ..............................     1,312,500
     10,000 United Technologies Corp..............................     1,201,250
                                                                     -----------
                                                                       6,268,750
                                                                     -----------
            UTILITIES -- 2.84%
     98,000 +Mobilemedia Corp., Class A...........................       392,000
     70,000 Westinghouse Electric Corp. ..........................     1,303,750
     48,000 +Worldcom, Inc........................................     1,026,000
                                                                     -----------
                                                                       2,721,750
                                                                     -----------
            TRANSPORTATION -- 2.62%
     60,200 Coach USA, Inc........................................     1,610,350
    110,000 Smithway Motor Express, Class A.......................       907,500
                                                                     -----------
                                                                       2,517,850
                                                                     -----------


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
BUSINESS AND INDUSTRIAL RESTRUCTURING FUND--(CONTINUED)





                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

            HOLDING COMPANY DIVERSIFIED -- 1.22%
     48,000 Internatio-Muller N.V.................................   $ 1,166,696
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $71,446,149)....................................    91,311,239
                                                                     -----------
 CONVERTIBLE PREFERRED STOCKS -- 3.23%
            UTILITIES -- 1.26%
     30,000 Nortel Invesora S.A...................................     1,211,250
                                                                     -----------
            FINANCIAL -- 1.17%
     23,000 Kmart Financing, Inc..................................     1,124,125
                                                                     -----------
            CONSUMER STAPLES -- 0.80%
    143,000 RJR Nabisco Holdings, Series C........................       768,625
                                                                     -----------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $3,315,291).....................................     3,104,000
                                                                     -----------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 2.76%
 $   86,000 Associates Corp. of North America Master Notes........        86,000
  2,563,000 General Electric Co. Promissory Notes.................     2,563,000
                                                                     -----------
            TOTAL DEMAND NOTES
            (Cost $2,649,000).....................................     2,649,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $77,410,440*)........................................ 101.22% $97,064,239
OTHER ASSETS AND LIABILITIES (NET).........................  (1.22)  (1,173,706)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $95,890,533
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.
 ADR -- American Depositary Receipt.


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
COMMUNICATION AND ENTERTAINMENT FUND





                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- 93.50%
            CONSUMER CYCLICAL -- 45.52%
     60,000 +Activision, Inc......................................   $   847,500
     30,000 +Bay Networks, Inc. ..................................       817,500
     20,000 +Bell & Howell Holdings Co............................       635,000
     30,000 Boston Communications Group...........................       483,750
     20,000 +Cisco Systems, Inc...................................     1,240,000
     50,000 Comcast Corp., Class A Special........................       768,750
     52,500 +Franklin Electronic Publishers, Inc..................       669,375
     42,000 Gaylord Entertainment.................................       950,250
     25,000 +GT Interactive Software Corp.........................       568,750
     20,000 +ICG Communications, Inc. ............................       420,000
     10,000 International Business Machines Corp..................     1,245,000
     20,000 Meredith Corp.........................................       987,500
     50,000 News Limited ADR......................................     1,043,750
     48,500 +Paging Network, Inc..................................       957,875
     17,700 +Scholastic Corp. ....................................     1,274,400
     25,000 +Symbol Technologies, Inc.............................     1,150,000
     50,000 +Tele-Communications, Inc.,
            Class A...............................................       743,750
     40,000 +Tele-Communications Liberty Media Group, Class A.....     1,145,000
     57,400 Teleport Communications Group, Inc., Class A..........     1,348,900
     20,000 Times Mirror Co., Class A.............................       890,000
     11,200 Univision Communications, Inc.........................       375,200
     10,000 U.S. Robotics Corp., Inc. ............................       646,250
     23,884 +Viacom, Inc., Class B................................       847,882
     18,550 Walt Disney Co........................................     1,175,606
      3,000 Washington Post Company,
            Class B...............................................     1,050,000
     37,800 Wiley (John) & Sons, Inc.,
            Class A...............................................     1,091,475
                                                                     -----------
                                                                      23,373,463
                                                                     -----------
            TECHNOLOGY -- 28.02%
     25,000 +America On-Line, Inc.................................       890,625
     45,000 +Analog Devices, Inc. ................................     1,220,625
     20,000 Computer Learning Centers, Inc. ......................       520,000
     55,900 ECI Telecommunications Limited Designs................     1,166,913
     50,400 +General DataComm Industries, Inc.....................       567,000
     25,000 GTE Corp. ............................................       962,500
     50,000 +Hyperion Software Corp. .............................       756,250
     55,600 +Informix Corp. ......................................     1,549,850
    100,000 Interleaf, Inc. ......................................       231,250
     29,500 Nokia Corp., Class A ADR..............................     1,305,375
     88,900 Phoenix Technologies Ltd. ............................     1,533,525
     30,000 +Premenos Technology Corp.............................       607,500
     30,000 +SDL, Inc.............................................       600,000
     45,000 System Software Associates, Inc. .....................       585,000
     15,000 +3Com Corp............................................       900,000
     43,500 +Unitrode Corp........................................       989,625
                                                                     -----------
                                                                      14,386,038
                                                                     -----------

                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

            UTILITIES -- 13.92%
     24,000 Ameritech Corp........................................   $ 1,263,000
     20,800 AT&T Corp.............................................     1,086,800
     30,000 Intermedia Communications, Inc........................       877,500
     46,600 MCI Communications Corp. .............................     1,188,300
     42,800 +MFS Communications Co., Inc. ........................     1,861,800
     20,000 NYNEX Corp. ..........................................       870,000
                                                                     -----------
                                                                       7,147,400
                                                                     -----------
            CONSUMER STAPLES -- 6.04%
     35,000 +CUC International, Inc...............................     1,395,625
     20,000 +Learning Tree International, Inc.....................       735,000
     23,800 +Sylvan Learning Systems, Inc.........................       969,850
                                                                     -----------
                                                                       3,100,475
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $40,493,009)....................................    48,007,376
                                                                     -----------
 PRINCIPAL
   AMOUNT
 ----------
 CONVERTIBLE BONDS -- 2.36%
            TECHNOLOGY -- 2.36%
 $1,031,000 Storage Technology Corp.,
            8.00%, 05/31/2015
            (Cost $942,132).......................................     1,214,002
                                                                     -----------
 DEMAND NOTES -- 4.12%
    835,000 Associates Corp. of North America Master Notes........       835,000
  1,278,000 General Electric Co. Promissory Notes.................     1,278,000
                                                                     -----------
            TOTAL DEMAND NOTES
            (Cost $2,113,000).....................................     2,113,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $43,548,141*)........................................  99.98% $51,334,378
OTHER ASSETS AND LIABILITIES (NET).........................   0.02       12,091
                                                            ------  -----------
NET ASSETS................................................. 100.00% $51,346,469
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.
 ADR -- American Depositary Receipt.


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
EARLY LIFE CYCLE FUND





                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- 95.51%
            TECHNOLOGY -- 30.92%
     80,100 +Asyst Technologies, Inc. ............................   $ 1,541,925
     77,500 +Cerner Corp..........................................     1,201,250
    131,800 +Hyperion Software Corp. .............................     1,993,475
     83,000 +Informix Corp. ......................................     2,313,625
    295,200 Interleaf, Inc. ......................................       682,650
    154,900 +Intersolv, Inc. .....................................     1,413,462
     81,900 Metricom, Inc. .......................................     1,443,488
    108,000 +Perceptron, Inc. ....................................     2,673,000
    134,500 Phoenix Technologies Ltd. ............................     2,320,125
    125,200 +Premenos Technology Corp.............................     2,535,300
     94,500 +SDL, Inc. ...........................................     1,890,000
    113,500 System Software Associates, Inc.......................     1,475,500
     65,000 Teleport Communications Group, Inc., Class A..........     1,527,500
     78,000 +Thermedics, Inc......................................     2,057,250
     45,000 Thiokol Corp. ........................................     2,109,375
                                                                     -----------
                                                                      27,177,925
                                                                     -----------
            CONSUMER CYCLICAL -- 17.56%
     80,000 +Activision, Inc......................................     1,130,000
     86,700 +Allen Group, Inc.....................................     1,603,950
    120,300 +AMRE, Inc. ..........................................     1,669,163
    198,500 +Banyan Systems, Inc. ................................     1,017,312
     44,400 Check Point Software Technologies Ltd. ...............     1,498,500
    101,100 Endovascular Technologies, Inc. ......................     1,187,925
     30,000 Exide Corp. ..........................................       776,250
     59,300 +Franklin Electronic Publishers, Inc..................       756,075
     76,000 Recovery Engineering, Inc. ...........................       940,500
    109,100 +Renters Choice, Inc. ................................     1,991,075
    105,000 Stimsonite Corp.......................................       643,125
     59,000 +Vivus, Inc...........................................     2,227,250
                                                                     -----------
                                                                      15,441,125
                                                                     -----------
            CONSUMER STAPLES -- 17.84%
    169,000 +Alliance Pharmaceutical Corp. .......................     2,894,125
     70,700 Allied Healthcare Products, Inc.......................       477,225
     90,000 +General Nutrition Cos., Inc. ........................     1,575,000
    114,000 GoodMark Foods........................................     1,852,500
    118,686 +Ligand Pharmaceuticals, Class B......................     1,617,097
    227,400 Pepsi-Cola Puerto Rico Bottling Co., Class B..........     1,080,150
     75,500 +Pharmacopeia, Inc. ..................................     1,689,312
     67,400 +Physician Reliance Network, Inc. ....................     1,011,000
     57,000 +Sunrise Medical, Inc.................................       904,875
     45,000 TeleSpectrum Worldwide, Inc. .........................       866,250
     78,800 Veterinary Centers of America, Inc....................     1,713,900
                                                                     -----------
                                                                      15,681,434
                                                                     -----------

                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

            CAPITAL GOODS -- 12.13%
    110,700 BE Aerospace, Inc.....................................   $ 2,269,350
    101,500 Juno Lighting, Inc. ..................................     1,662,063
     54,000 Lindsay Manufacturing Co. ............................     2,193,750
    136,000 Morrison Knudsen Corp. ...............................     1,326,000
     28,000 Teleflex, Inc.........................................     1,389,500
     75,000 TriMas Corp...........................................     1,818,750
                                                                     -----------
                                                                      10,659,413
                                                                     -----------
            FINANCIAL -- 11.67%
    176,000 +Americredit Corp. ...................................     3,234,000
     98,500 +Capsure Holdings Corp................................     1,797,625
     36,300 First American Corp. (Tennessee)......................     1,737,862
     61,000 Homestate Holdings, Inc. .............................       442,250
     78,000 Integon Corp. ........................................     1,443,000
    139,100 +National Auto Credit, Inc. ..........................     1,599,650
                                                                     -----------
                                                                      10,254,387
                                                                     -----------
            TRANSPORTATION -- 2.35%
     73,000 Air Express International Corp. ......................     2,062,250
                                                                     -----------
            RAW/INTERMEDIATE MATERIALS -- 1.76%
    110,700 NN Ball & Roller, Inc. ...............................     1,549,800
                                                                     -----------
            ENERGY -- 1.28%
     96,000 Snyder Oil Corp. .....................................     1,128,000
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $77,395,471)....................................    83,954,334
                                                                     -----------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 4.38%
 $1,694,000 Associates Corp. of North America Master Notes........     1,694,000
  2,160,000 General Electric Co. Promissory Notes.................     2,160,000
                                                                     -----------
            TOTAL DEMAND NOTES
            (Cost $3,854,000).....................................     3,854,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $81,249,471*)........................................  99.89% $87,808,334
OTHER ASSETS AND LIABILITIES
(NET)......................................................   0.11       96,873
                                                            ------  -----------
NET ASSETS................................................. 100.00% $87,905,207
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
ENVIRONMENTALLY-RELATED PRODUCTS AND SERVICES FUND





                                                                        VALUE
  SHARES                                                               (NOTE 1)
 --------                                                             ----------

 COMMON STOCKS -- 87.32%
          CAPITAL GOODS -- 35.31%
   16,000 Calgon Carbon Corp. .....................................   $  166,000
   16,000 +Continental Waste Industries, Inc. .....................      358,000
    3,000 Harsco Corp. ............................................      189,000
   18,500 +Philip Environmental, Inc. .............................      175,750
    6,000 +Republic Industries, Inc. ..............................      174,000
    4,000 Tecumseh Products Co., Class A...........................      217,000
    8,500 +Thermo Fibertek, Inc. ..................................      111,563
   10,500 +U.S. Filter Corp. ......................................      358,312
   13,600 +U.S.A. Waste Services, Inc. ............................      428,400
    5,000 WMX Technologies, Inc. ..................................      164,375
                                                                      ----------
                                                                       2,342,400
                                                                      ----------
          TECHNOLOGY -- 17.35%
   15,000 Advanced Lighting Technologies, Inc. ....................      296,250
    3,300 Honeywell Corp. .........................................      208,312
    2,000 Intel Corp. .............................................      190,750
    8,900 Memtec Ltd. ADR..........................................      249,200
    5,625 +Thermo Instrument Systems, Inc. ........................      206,016
                                                                      ----------
                                                                       1,150,528
                                                                      ----------
          RAW/INTERMEDIATE MATERIALS -- 10.86%
    5,000 Minerals Technologies, Inc. .............................      186,875
    5,000 Monsanto Co..............................................      182,500
    6,000 Pall Corp. ..............................................      169,500
    3,000 Pioneer Hi-Bred International, Inc. .....................      181,500
                                                                      ----------
                                                                         720,375
                                                                      ----------
          ENERGY -- 9.76%
   11,000 GTS Duratek, Inc. .......................................      180,125
    6,500 +Newpark Resources, Inc. ................................      236,438
    5,700 Thermo Electron Corp. ...................................      230,850
                                                                      ----------
                                                                         647,413
                                                                      ----------
          CONSUMER STAPLES -- 5.42%
    3,000 Air Products & Chemicals, Inc. ..........................      174,750
    7,000 Equifax, Inc. ...........................................      184,625
                                                                      ----------
                                                                         359,375
                                                                      ----------

                                                                        VALUE
  SHARES                                                               (NOTE 1)
 ---------                                                            ----------

           UTILITIES -- 4.31%
    6,000  +California Energy Co., Inc. ...........................   $  191,250
    2,500  +Culligan Water Technologies, Inc. .....................       94,688
                                                                      ----------
                                                                         285,938
                                                                      ----------
           CONSUMER CYCLICAL -- 4.31%
    1,500  General Electric Co. ...................................      136,500
    6,000  Olsten Corp.............................................      149,250
                                                                      ----------
                                                                         285,750
                                                                      ----------
           TOTAL COMMON STOCKS
           (Cost $4,184,399).......................................    5,791,779
                                                                      ----------
 PRINCIPAL
  AMOUNT
 ---------
 U.S. GOVERNMENT OBLIGATIONS -- 4.51%
 $300,000  U.S. Treasury Bill
           0.00%, 10/17/1996
           (Cost $299,349).........................................      299,349
                                                                      ----------
 DEMAND NOTES -- 4.99%
  261,000  Associates Corp. of North America Master Notes..........      261,000
   70,000  General Electric Co. Promissory Notes...................       70,000
                                                                      ----------
           TOTAL DEMAND NOTES
           (Cost $331,000).........................................      331,000
                                                                      ----------

TOTAL INVESTMENTS
(Cost $4,814,748*)..........................................  96.82% $6,422,128
OTHER ASSETS AND LIABILITIES
(NET).......................................................   3.18     210,838
                                                             ------  ----------
NET ASSETS.................................................. 100.00% $6,632,966
                                                             ======  ==========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.
 ADR -- American Depositary Receipt.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
GLOBAL COMPETITORS FUND





                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- 97.52%
            CONSUMER STAPLES -- 26.98%
     33,000 Astra AB, Class B.....................................   $ 1,357,522
     30,000 CPC International, Inc................................     2,246,250
     40,000 Duracell International, Inc...........................     2,565,000
     13,200 Estee Lauder Companies, Class A.......................       592,350
     40,000 Gillette Co...........................................     2,885,000
     40,000 Johnson & Johnson.....................................     2,050,000
      3,300 L'Oreal...............................................     1,118,644
     35,000 Libbey, Inc. .........................................       923,125
     31,000 Pfizer, Inc. .........................................     2,452,875
     32,000 Procter & Gamble Co. .................................     3,120,000
     35,000 Schering-Plough Corp. ................................     2,152,500
     25,000 Walt Disney Co. ......................................     1,584,375
                                                                     -----------
                                                                      23,047,641
                                                                     -----------
            TECHNOLOGY -- 9.23%
     35,000 Adobe Systems, Inc....................................     1,303,750
     80,000 +Hyperion Software Corp. .............................     1,210,000
     35,000 +Informix Corp. ......................................       975,625
     10,000 Intel Corp. ..........................................       953,750
      5,000 International Business Machines Corp..................       622,500
     60,000 +Intersolv, Inc. .....................................       547,500
     15,000 Motorola, Inc.........................................       774,375
     14,000 Texas Instruments, Inc. ..............................       771,750
     31,500 Vishay Intertechnology, Inc. .........................       728,438
                                                                     -----------
                                                                       7,887,688
                                                                     -----------
            CONSUMER CYCLICAL -- 17.28%
     38,000 Electronic Data Systems Corp. ........................     2,332,250
     37,000 Goodyear Tire and Rubber Co. .........................     1,706,625
     48,000 Hilton Hotels Corp....................................     1,362,000
     40,000 Luxottica Group S.p.A. ADR............................     2,910,000
     36,000 McDonald's Corp. .....................................     1,705,500
     15,000 +Nu-Kote Holdings, Inc., Class A......................       155,625
     90,000 +Thermo Fibertek, Inc.................................     1,181,250
     65,000 +ThermoLase Corp......................................     1,616,875
     27,500 ThermoQuest Corp. ....................................       367,812
     40,000 +Viacom, Inc., Class B................................     1,420,000
                                                                     -----------
                                                                      14,757,937
                                                                     -----------
            FINANCIAL -- 14.92%
     25,000 American International Group, Inc. ...................     2,518,750
     53,000 Associates First Capital Corp. .......................     2,173,000
     28,000 Citicorp..............................................     2,537,500
     30,000 Donaldson, Lufkin & Jenrette, Inc. ...................     1,053,750
     15,000 General Re Corp.......................................     2,126,250
     47,000 Morgan Stanley Group, Inc. ...........................     2,338,250
                                                                     -----------
                                                                      12,747,500
                                                                     -----------

                                                                       VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                         -----------

            CAPITAL GOODS -- 10.26%
     28,000 General Electric Co. ................................   $ 2,548,000
     30,000 Illinois Tool Works, Inc. ...........................     2,163,750
     55,000 Thermo Electron Corp. ...............................     2,227,500
     65,000 Thermo Fibergen, Inc. ...............................       820,625
     50,000 +ThermoSpectra Corp. ................................       700,000
     22,500 +Thermo Voltek Corp. ................................       309,375
                                                                    -----------
                                                                      8,769,250
                                                                    -----------
            ENERGY -- 8.26%
     10,000 Anadarko Petroleum Corp. ............................       558,750
     25,000 Chevron Corp. .......................................     1,565,625
     21,000 Mobil Corp...........................................     2,430,750
     16,000 Royal Dutch Petroleum Co.............................     2,498,000
                                                                    -----------
                                                                      7,053,125
                                                                    -----------
            UTILITIES -- 6.20%
     20,000 +AirTouch Communications, Inc. ......................       552,500
     75,000 +LCI International, Inc. ............................     2,362,500
     40,000 MCI Communications Corp. ............................     1,020,000
     40,000 Vodafone Group plc ADR...............................     1,365,000
                                                                    -----------
                                                                      5,300,000
                                                                    -----------
            RAW/INTERMEDIATE MATERIALS -- 3.96%
     40,000 Crown Cork & Seal Co., Inc...........................     1,845,000
     27,000 Sigma-Aldrich Corp. .................................     1,539,000
                                                                    -----------
                                                                      3,384,000
                                                                    -----------
            TRANSPORTATION -- 0.43%
      5,000 Union Pacific Corp...................................       366,250
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $67,994,118)...................................    83,313,391
                                                                    -----------
 PRINCIPAL
   AMOUNT
 ----------
 CONVERTIBLE BONDS -- 0.27%
            CONSUMER CYCLICAL -- 0.27%
 $  214,000 General Instruments Corp., Jr. Subordinated, 5.00%,
            06/15/2000 (Cost $272,130)...........................       232,993
                                                                    -----------
 DEMAND NOTES -- 1.97%
    677,000 Associates Corp. of North America Master Notes.......       677,000
  1,004,000 General Electric Co. Promissory Notes................     1,004,000
                                                                    -----------
            TOTAL DEMAND NOTES
            (Cost $1,681,000)....................................     1,681,000
                                                                    -----------

TOTAL INVESTMENTS
(Cost $69,947,248*)........................................  99.76% $85,227,384
OTHER ASSETS AND LIABILITIES
(NET)......................................................   0.24      206,814
                                                            ------  -----------
NET ASSETS................................................. 100.00% $85,434,198
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.
 ADR -- American Depositary Receipt.

         ---

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
LONG-TERM SUPPLY OF ENERGY FUND





                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- 92.06%
            ENERGY -- 86.18%
     13,500 Anadarko Petroleum Corp. .............................   $   754,313
     17,000 +BJ Services Co. .....................................       616,250
     14,650 British Petroleum Co. plc ADR.........................     1,831,250
      9,000 Chevron Corp. ........................................       563,625
     34,000 +Crown Central Petroleum, Class B.....................       459,000
      9,500 +Diamond Offshore Drilling, Inc. .....................       522,500
     11,000 El Paso Natural Gas Co. ..............................       484,000
     17,000 Enron Corp. ..........................................       692,750
     15,000 +ENSCO International, Inc. ...........................       487,500
     21,000 Exxon Corp. ..........................................     1,748,250
     20,000 +Falcon Drilling Company, Inc. .......................       515,000
     22,000 +Flores & Rucks, Inc. ................................       849,750
     32,000 Houston Exploration Co. ..............................       544,000
     25,000 +HS Resources, Inc. ..................................       331,250
     23,000 KN Energy, Inc. ......................................       810,750
     15,000 Louisiana Land & Exploration Co. .....................       789,375
     25,000 +McFarland Energy, Inc. ..............................       250,000
     15,000 Mobil Corp............................................     1,736,250
     20,000 +Nabors Industries, Inc. .............................       272,500
     31,000 PanEnergy Corp. ......................................     1,073,375
      9,000 Royal Dutch Petroleum Co. ............................     1,405,125
     20,000 Rutherford-Moran Oil Corp.............................       600,000
     10,000 Schlumberger Ltd......................................       845,000
     13,000 +SEACOR Holdings, Inc. ...............................       654,875
     10,000 Sonat, Inc. ..........................................       442,500
     23,700 +Tejas Gas Corp. .....................................       862,087
      8,000 Texaco, Inc. .........................................       736,000
     10,000 Tosco Corp. ..........................................       548,750
     18,000 +United Meridian Corp. ...............................       819,000
     25,000 USX-Marathon Group, Inc. .............................       540,625
     16,000 Vastar Resources, Inc. ...............................       516,000
     15,000 +Weatherford Enterra, Inc. ...........................       410,625
     15,000 +Western Atlas, Inc...................................       933,750
                                                                     -----------
                                                                      24,646,025
                                                                     -----------

                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

            UTILITIES -- 3.43%
     25,000 +AES Corp. ...........................................   $   981,250
                                                                     -----------
            TECHNOLOGY -- 2.45%
     20,000 Energy Research Corp..................................       255,000
     15,000 +Input/Output, Inc. ..................................       446,250
                                                                     -----------
                                                                         701,250
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $21,548,985)....................................    26,328,525
                                                                     -----------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 7.66%
 $1,131,000 Associates Corp. of North America Master Notes........     1,131,000
  1,059,000 General Electric Co. Promissory Notes.................     1,059,000
                                                                     -----------
            TOTAL DEMAND NOTES
            (Cost $2,190,000).....................................     2,190,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $23,738,985*)........................................  99.72% $28,518,525
OTHER ASSETS AND LIABILITIES
(NET)......................................................   0.28       81,370
                                                            ------  -----------
NET ASSETS................................................. 100.00% $28,599,895
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.
 ADR -- American Depositary Receipt

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
PRODUCTIVITY ENHANCERS FUND





                                                                        VALUE
  SHARES                                                              (NOTE 1)
 --------                                                            -----------

 COMMON STOCKS -- 99.84%
          TECHNOLOGY -- 37.77%
   18,000 +Applied Material, Inc. ................................   $   497,250
   15,000 +Cisco Systems, Inc. ...................................       930,000
   40,000 +Cognex Corp............................................       650,000
    7,000 +Compaq Computer Corp. .................................       448,875
   15,000 Computer Associates International, Inc. ................       896,250
   12,000 Hewlett-Packard Co. ....................................       585,000
   20,000 +Informix Corp. ........................................       557,500
   10,000 Intel Corp..............................................       953,750
   18,000 +Littlefuse, Inc. ......................................       697,500
   10,000 +LSI Logic Corp. .......................................       232,500
    5,000 +Microsoft Corp. .......................................       658,750
   10,000 Motorola, Inc. .........................................       516,250
   18,000 +Oracle System Corp. ...................................       765,000
   25,000 +Perceptron, Inc........................................       618,750
   25,000 +Teradyne, Inc..........................................       415,625
   13,000 Texas Instruments, Inc. ................................       716,625
                                                                     -----------
                                                                      10,139,625
                                                                     -----------
          CONSUMER CYCLICAL -- 25.55%
   11,000 +Adaptec, Inc...........................................       658,625
   10,000 +Analog Devices, Inc. ..................................       271,250
   17,000 +AutoZone, Inc..........................................       493,000
   15,000 Electronic Data Systems Corp. ..........................       920,625
   10,000 General Electric Co. ...................................       910,000
    8,000 Kaydon Corp.............................................       344,000
   20,000 +Lear Corp..............................................       660,000
   25,000 +O'Reilly Automotive, Inc. .............................       862,500
   15,000 Pep Boys-Manny, Moe & Jack..............................       534,375
   20,000 Wal-Mart Stores, Inc. ..................................       527,500
   20,000 +Xilinx, Inc. ..........................................       677,500
                                                                     -----------
                                                                       6,859,375
                                                                     -----------
          CAPITAL GOODS -- 24.64%
   10,000 AlliedSignal, Inc. .....................................       658,750
    5,000 Boeing Co...............................................       472,500
   20,000 Dover Corp..............................................       955,000
    9,000 Emerson Electric, Co....................................       811,125
   25,000 IDEX Corp...............................................       831,250
   12,000 Illinois Tool Works, Inc. ..............................       865,500
   10,000 Rockwell International Corp. ...........................       563,750
   20,000 Thermo Electron Corp....................................       810,000
   15,000 +Wolverine Tube, Inc. ..................................       645,000
                                                                     -----------
                                                                       6,612,875
                                                                     -----------

                                                                        VALUE
  SHARES                                                              (NOTE 1)
 ---------                                                           -----------

           RAW/INTERMEDIATE MATERIALS -- 6.82%
   20,000  AK Steel Holding Corp..................................   $   820,000
   10,000  Nucor Corp. ...........................................       507,500
   25,000  Worthington Industries, Inc. ..........................       503,125
                                                                     -----------
                                                                       1,830,625
                                                                     -----------
           FINANCIAL -- 3.38%
   10,000  Citicorp...............................................       906,250
                                                                     -----------
           CONSUMER STAPLES -- 1.68%
   15,000  Newell Co..............................................       450,000
                                                                     -----------
           TOTAL COMMON STOCKS
           (Cost $24,429,871).....................................    26,798,750
                                                                     -----------
 PRINCIPAL
  AMOUNT
 ---------
 DEMAND NOTES -- 0.55%
 $ 20,000  Associates Corp. of North America Master Notes.........        20,000
  129,000  General Electric Co. Promissory Notes..................       129,000
                                                                     -----------
           TOTAL DEMAND NOTES
           (Cost $149,000)........................................       149,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $24,578,871*)........................................ 100.39% $26,947,750
OTHER ASSETS AND LIABILITIES
(NET)......................................................  (0.39)    (104,988)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $26,842,762
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in twenty managed investment portfolios, each having its own investment objectives and policies. The Excelsior Fund offers two classes of shares in each of the Equity, Aging of America, Communication and Entertainment, Business and Industrial Restructuring, Global Competitors and Early Life Cycle Funds--Shares and Trust Shares. Trust Shares bear the additional expense of distribution fees. As of September 30, 1996, only the Business and Industrial Restructuring and Early Life Cycle Funds had Trust Shares outstanding.

  The following is a summary of significant accounting policies for Equity Fund, Income and Growth Fund, Aging of America Fund, Business and Industrial Restructuring Fund, Communication and Entertainment Fund, Early Life Cycle Fund, Environmentally-Related Products and Services Fund, Global Competitors Fund, Long-Term Supply of Energy Fund and Productivity Enhancers Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Fund, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.

  (A) PORTFOLIO VALUATION:

    Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of the closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgement of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded. Securities for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    Forward foreign currency exchange contracts: The Portfolios' participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including where applicable, amortization of discount on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

  (C) REPURCHASE AGREEMENTS:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value greater than 102% of the repurchase price (including accrued interest).

    If the value of the underlying security, including accrued interest, falls below the value of 102% of the repurchase price plus accrued interest, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    Dividends from net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, partnership income, deferral of losses on wash sales and post-October losses.

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (E) FEDERAL TAXES:

    It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1996, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                                EXPIRATION DATE
                                                   MARCH 31,
                                           --------------------------
                                             2002     2003     2004    TOTAL
                                           -------- -------- -------- --------
   Aging of America Fund.................. $ 32,000 $279,000 $    --  $311,000
   Environmentally-Related Products and
    Services Fund.........................  154,000   52,000  261,000  467,000

    To the extent that such carryforward is utilized, no capital gain distribution will be made. During the year ended March 31, 1996, Equity Fund, Aging of America Fund, Global Competitors Fund and Long-Term Supply of Energy Fund utilized capital loss carryforwards for Federal tax purposes totaling approximately $206,000, $22,000, $228,000 and $48,000, respectively.

    Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio's next taxable year. Business and Industrial Restructuring Fund and Global Competitors Fund incurred, and elected to defer, net capital losses of approximately $2,000 and $87,000, respectively, for the year ended March 31, 1996.

    At September 30, 1996, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value is as follows:

                                       TAX BASIS     TAX BASIS        NET
                                       UNREALIZED    UNREALIZED    UNREALIZED
                                      APPRECIATION (DEPRECIATION) APPRECIATION
                                      ------------ -------------- ------------
   Equity Fund....................... $69,950,518   $ (4,814,991) $65,135,527
   Income and Growth Fund............  34,794,449     (2,091,004)  32,703,445
   Aging of America Fund.............   9,542,030       (564,187)   8,977,843
   Business and Industrial Restruc-
    turing Fund......................  21,710,943     (2,057,144)  19,653,799
   Communication and Entertainment
    Fund.............................  10,290,158     (2,503,921)   7,786,237
   Early Life Cycle Fund.............  17,188,488    (10,629,625)   6,558,863
   Environmentally-Related Products
    and Services Fund................   1,736,487       (129,107)   1,607,380
   Global Competitors Fund...........  16,741,986     (1,461,850)  15,280,136
   Long-Term Supply of Energy Fund...   5,012,368       (232,828)   4,779,540
   Productivity Enhancers Fund.......   2,549,469       (180,590)   2,368,879

  (F) EXPENSE ALLOCATION:

    Expenses directly attributable to a Portfolio or a class of shares in such Portfolio are charged to that Portfolio or such share class. Other expenses are allocated to the respective Portfolios based on average net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, DISTRIBUTION EXPENSES AND RELATED PARTY TRANSACTIONS

  United States Trust Company of New York ("U.S. Trust") serves as the investment adviser to Excelsior Fund. For the services provided pursuant to the Investment Advisory Agreement, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .75% of the average daily net assets of the Equity Fund and Income and Growth Fund, and .60% of the average daily net assets of the Aging of America Fund, Business and Industrial Restructuring Fund, Communication and Entertainment Fund, Early Life Cycle Fund, Environmentally-Related Products and Services Fund, Global Competitors Fund, Long-Term Supply of Energy Fund and Productivity Enhancers Fund.

  U.S. Trust, Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust). Excelsior Tax-Exempt Fund and Excelsior Institutional Trust, all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and .150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the six months ended September 30, 1996, Administration fees charged by U.S. Trust were as follows:

Equity Fund............................................................ $15,602
Income and Growth Fund.................................................   7,234
Aging of America Fund..................................................   2,700
Business and Industrial Restructuring Fund.............................   4,903
Communication and Entertainment Fund...................................   2,881
Early Life Cycle Fund..................................................   4,949
Environmentally-Related Products and Services Fund.....................     329
Global Competitors Fund................................................   4,597
Long-Term Supply of Energy Fund........................................   1,530
Productivity Enhancers Funds...........................................   1,527

  From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. In addition, until further notice to Excelsior Fund, U.S. Trust intends to voluntarily waive fees to the extent necessary for each of Aging of America Fund, Business and Industrial Restructuring Fund, Communication and Entertainment Fund, Early Life Cycle Fund, Environmentally-Related Products and Services Fund, Global Competitors Fund, Long-Term Supply of Energy Fund and Productivity Enhancers Fund to maintain an annual expense ratio of not more than .99%. For the six months ended September 30, 1996, pursuant to this voluntary expense limitation U.S. Trust waived fees as follows:

Environmentally-Related Products and Services Fund...................... $9,183
Productivity Enhancers Fund.............................................    292

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Until further notice to Excelsior Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to administrative service fees payable by that Portfolio. For the six months ended September 30,

1996, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as follows:

                                                          U.S.
                                                          TRUST  ADMINISTRATORS
                                                         ------- --------------
Equity Fund............................................. $67,842     $3,678
Income and Growth Fund..................................  51,315        630
Aging of America Fund...................................   8,873         30
Business and Industrial Restructuring Fund..............  18,606         35
Communication and Entertainment Fund....................  12,359         20
Early Life Cycle Fund...................................  38,358         61
Environmentally-Related Products and Services Fund......   1,532          1
Global Competitors Fund.................................  14,123          6
Long-Term Supply of Energy Fund.........................   5,587          2
Productivity Enhancers Fund.............................   6,667          6

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, serves as the sponsor and distributor of Excelsior Fund. Certain sales of Excelsior Fund's shares are subject to a maximum sales charge of 4.50% of the offering price. Shares of each Portfolio are sold on a continual basis by the Distributor.

  Under the Excelsior Funds' Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, the Trust Shares of each Fund bear the expense of distributions fees at the maximum annual rate of .75% of the average daily net asset value of the Fund's outstanding Trust Shares. Trust Shares of each Excelsior Fund currently bear the expense of such distribution fees at the annual rate of .35% of the average daily net asset value of the Fund's outstanding Trust Shares.

  Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. PURCHASES AND SALES OF SECURITIES:

  For the six months ended September 30, 1996, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                     CONTRIBUTIONS
                                          PURCHASES     IN-KIND       SALES
                                         ----------- ------------- -----------
Equity Fund............................. $54,547,249  $79,831,593  $59,055,553
Income and Growth Fund..................  16,548,680          --    22,602,803
Aging of America Fund...................  21,069,592          --    17,562,543
Business and Industrial Restructuring
 Fund...................................  38,654,030          --    21,561,109
Communication and Entertainment Fund....  16,462,908          --    13,967,906
Early Life Cycle Fund...................  70,981,910   10,267,561    2,908,328
Environmentally-Related Products and
 Services Fund..........................   4,814,748          --       756,536
Global Competitors Fund.................  15,814,299          --     2,650,829
Long-Term Supply of Energy Fund.........  12,255,604          --    11,963,912
Productivity Enhancers Fund.............  44,067,590          --    46,621,084

4. COMMON STOCK:

  Excelsior Fund currently has authorized capital classified into forty classes of shares, each representing interests in one of twenty separate portfolios. Authorized capital for each Portfolio is as follows: With respect to each of the Equity and Income and Growth Funds, 375 million shares of Common Stock and 500 million shares of Common Stock--Special Series 1 (Trust Shares); and with respect to each of the Aging of America Fund, Business and Industrial Restructuring Fund, Communication and Entertainment Fund, Early Life Cycle Fund, Environmentally-Related Products and Services Fund, Global Competitors Fund, Long-Term Supply of Energy Fund and Productivity Enhancers Fund, 500 million shares of Common Stock and 500 million shares of Common Stock--Special Series 1 (Trust Shares).

  Each share (irrespective of series designation) has a par value of $.001, and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors.

                                             EQUITY FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/96                  03/31/96
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  1,319,189  $ 32,367,797   2,335,582  $ 53,181,056
Contribution in-kind......  3,211,246    79,831,593         --            --
Issued as reinvestment of
 dividends................     86,946     2,171,707     305,329     6,724,708
Redeemed.................. (1,042,781)  (25,672,190) (1,343,291)  (30,587,413)
                           ----------  ------------  ----------  ------------
Net Increase..............  3,574,600  $ 88,698,907   1,297,620  $ 29,318,351
                           ==========  ============  ==========  ============
                                       INCOME AND GROWTH FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/96                  03/31/96
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................    657,524  $  9,569,552   2,141,034  $ 28,619,545
Issued as reinvestment of
 dividends................     64,061       939,623      67,047       859,603
Redeemed..................   (890,086)  (12,960,696) (1,842,621)  (24,372,374)
                           ----------  ------------  ----------  ------------
Net Increase (Decrease)...   (168,501) $ (2,451,521)    365,460  $  5,106,774
                           ==========  ============  ==========  ============
                                        AGING OF AMERICA FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/96                  03/31/96
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................    753,522  $  7,331,893   2,314,243  $ 20,136,308
Issued as reinvestment of
 dividends................        516         5,006         717         6,037
Redeemed..................   (442,302)   (4,256,954)   (577,612)   (5,224,382)
                           ----------  ------------  ----------  ------------
Net Increase..............    311,736  $  3,079,945   1,737,348  $ 14,917,963
                           ==========  ============  ==========  ============

                                        BUSINESS AND INDUSTRIAL
                                          RESTRUCTURING FUND
                             ------------------------------------------------
                               SIX MONTHS ENDED            YEAR ENDED
                                   09/30/96                 03/31/96
                             ----------------------  ------------------------
                              SHARES      AMOUNT       SHARES       AMOUNT
                             ---------  -----------  ----------  ------------
Sold:
  Shares.................... 1,607,555  $23,122,467   2,885,350   $36,357,535
  Trust Shares..............     2,449       35,740         --            --
Issued as reinvestment of
 dividends:
  Shares....................     9,688      142,437       8,050       103,087
  Trust Shares..............       --           --          --            --
Redeemed:
  Shares....................  (433,681)  (6,204,597)   (476,976)   (5,855,224)
  Trust Shares..............       --           --          --           ---
                             ---------  -----------  ----------  ------------
Net Increase................ 1,186,011  $17,096,047   2,416,424   $30,605,398
                             =========  ===========  ==========  ============
                                 COMMUNICATION AND ENTERTAINMENT FUND
                             ------------------------------------------------
                               SIX MONTHS ENDED            YEAR ENDED
                                   09/30/96                 03/31/96
                             ----------------------  ------------------------
                              SHARES      AMOUNT       SHARES       AMOUNT
                             ---------  -----------  ----------  ------------
Sold........................   695,294  $ 7,560,184   2,119,351  $ 22,797,588
Issued as reinvestment of
 dividends..................     2,617       30,755      29,026       316,412
Redeemed....................  (551,085)  (5,753,047)   (701,525)   (7,460,709)
                             ---------  -----------  ----------  ------------
Net Increase................   146,826  $ 1,837,892   1,446,852  $ 15,653,291
                             =========  ===========  ==========  ============
                                         EARLY LIFE CYCLE FUND
                             ------------------------------------------------
                               SIX MONTHS ENDED            YEAR ENDED
                                   09/30/96                 03/31/96
                             ----------------------  ------------------------
                              SHARES      AMOUNT       SHARES       AMOUNT
                             ---------  -----------  ----------  ------------
Sold:
  Shares.................... 1,033,756  $11,304,629   3,520,395  $ 36,370,860
  Trust Shares..............       262        2,597         --            --
Contribution in-kind:
  Shares....................   873,834   10,267,561         --            --
  Trust Shares..............       --           --          --            --
Issued as reinvestment of
 dividends:
  Shares....................    17,876      213,440      41,814       408,622
  Trust Shares..............       --           --          --            --
Redeemed:
  Shares....................  (834,099)  (8,737,050) (1,214,105)  (12,475,517)
  Trust Shares..............       --           --          --            --
                             ---------  -----------  ----------  ------------
Net Increase................ 1,091,629  $13,051,177   2,348,104  $ 24,303,965
                             =========  ===========  ==========  ============

                                    ENVIRONMENTALLY-RELATED PRODUCTS
                                           AND SERVICES FUND
                              -----------------------------------------------
                                SIX MONTHS ENDED            YEAR ENDED
                                    09/30/96                 03/31/96
                              ----------------------  -----------------------
                               SHARES      AMOUNT       SHARES      AMOUNT
                              ---------  -----------  ----------  -----------
Sold.........................   273,198  $ 2,280,111     186,141  $ 1,314,576
Issued as reinvestment of
 dividends...................       --           --          --           --
Redeemed.....................   (52,063)    (429,312)   (377,073)  (2,674,660)
                              ---------  -----------  ----------  -----------
Net Increase (Decrease)......   221,135  $ 1,850,799    (190,932) $(1,360,084)
                              =========  ===========  ==========  ===========
                                        GLOBAL COMPETITORS FUND
                              -----------------------------------------------
                                SIX MONTHS ENDED            YEAR ENDED
                                    09/30/96                 03/31/96
                              ----------------------  -----------------------
                               SHARES      AMOUNT       SHARES      AMOUNT
                              ---------  -----------  ----------  -----------
Sold......................... 1,523,967  $16,491,750   4,254,987  $42,316,428
Issued as reinvestment of
 dividends...................     1,048       11,309       1,393       13,702
Redeemed.....................  (539,775)  (5,803,582)   (640,495)  (6,356,442)
                              ---------  -----------  ----------  -----------
Net Increase.................   985,240  $10,699,477   3,615,885  $35,973,688
                              =========  ===========  ==========  ===========
                                    LONG-TERM SUPPLY OF ENERGY FUND
                              -----------------------------------------------
                                SIX MONTHS ENDED            YEAR ENDED
                                    09/30/96                 03/31/96
                              ----------------------  -----------------------
                               SHARES      AMOUNT       SHARES      AMOUNT
                              ---------  -----------  ----------  -----------
Sold.........................   407,900  $ 4,234,443   1,212,809  $10,257,682
Issued as reinvestment of
 dividends...................     1,617       16,913         820        6,920
Redeemed.....................  (221,588)  (2,280,283)   (770,397)  (6,756,240)
                              ---------  -----------  ----------  -----------
Net Increase.................   187,929  $ 1,971,073     443,232  $ 3,508,362
                              =========  ===========  ==========  ===========
                                      PRODUCTIVITY ENHANCERS FUND
                              -----------------------------------------------
                                SIX MONTHS ENDED            YEAR ENDED
                                    09/30/96                 03/31/96
                              ----------------------  -----------------------
                               SHARES      AMOUNT       SHARES      AMOUNT
                              ---------  -----------  ----------  -----------
Sold.........................   488,455  $ 4,115,843   2,029,415  $18,271,102
Issued as reinvestment of
 dividends...................    12,604      110,279      16,492      143,555
Redeemed.....................  (543,203)  (4,620,725) (1,005,818)  (9,148,291)
                              ---------  -----------  ----------  -----------
Net Increase (Decrease)......   (42,144) $  (394,603)  1,040,089  $ 9,266,366
                              =========  ===========  ==========  ===========

5. ORGANIZATION COSTS

  Excelsior Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.